UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: July 31

Registrant is making a filing for 6 of its series: Allspring Disciplined U.S. Core Fund, Allspring Growth Fund, Allspring Large Cap Core Fund, Allspring Large Cap Growth Fund, Allspring Premier Large Company Growth Fund, and Allspring Special Large Cap Value Fund.

Date of reporting period: July 31, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

Disciplined U.S. Core Fund

July 31, 2025

Institutional Class

EVSIX

This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$52	0.48%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. Domestic large-cap stocks outperformed domestic small-cap stocks.

· Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

· Stock selection was the main contributor to outperformance, adding value in 7 of 11 sectors. This was primarily due to positive stock selection within the health care, financials, and communication services sectors. The largest individual contributors to relative performance were UnitedHealth Group, Inc.; Interactive Brokers Group, Inc.; and EMCOR Group, Inc. A modest underweight to energy contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

· Negative stock selection within real estate, utilities, and energy detracted from relative performance. The three largest individual detractors from relative performance were the Fund’s underweights to Palantir Technologies, Inc., GE Vernova, Inc., and Oracle Corp.

Total return based on a $10,000 investment

	Institutional Class	S&P 500 Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,400	$9,397
9/30/2015	$9,253	$9,164
10/31/2015	$9,981	$9,937
11/30/2015	$9,987	$9,967
12/31/2015	$9,861	$9,810
1/31/2016	$9,373	$9,323
2/29/2016	$9,416	$9,310
3/31/2016	$10,026	$9,942
4/30/2016	$10,004	$9,980
5/31/2016	$10,133	$10,160
6/30/2016	$10,162	$10,186
7/31/2016	$10,564	$10,561
8/31/2016	$10,550	$10,576
9/30/2016	$10,550	$10,578
10/31/2016	$10,370	$10,385
11/30/2016	$10,822	$10,770
12/31/2016	$11,053	$10,983
1/31/2017	$11,200	$11,191
2/28/2017	$11,628	$11,635
3/31/2017	$11,620	$11,649
4/30/2017	$11,709	$11,769
5/31/2017	$11,856	$11,934
6/30/2017	$11,959	$12,009
7/31/2017	$12,203	$12,256
8/31/2017	$12,277	$12,293
9/30/2017	$12,549	$12,547
10/31/2017	$12,837	$12,840
11/30/2017	$13,250	$13,233
12/31/2017	$13,360	$13,380
1/31/2018	$14,046	$14,147
2/28/2018	$13,506	$13,625
3/31/2018	$13,121	$13,279
4/30/2018	$13,136	$13,330
5/31/2018	$13,383	$13,651
6/30/2018	$13,406	$13,735
7/31/2018	$13,869	$14,246
8/31/2018	$14,278	$14,710
9/30/2018	$14,293	$14,794
10/31/2018	$13,260	$13,783
11/30/2018	$13,506	$14,064
12/31/2018	$12,280	$12,794
1/31/2019	$13,231	$13,819
2/28/2019	$13,611	$14,263
3/31/2019	$13,834	$14,540
4/30/2019	$14,330	$15,129
5/31/2019	$13,322	$14,167
6/30/2019	$14,288	$15,166
7/31/2019	$14,520	$15,384
8/31/2019	$14,189	$15,140
9/30/2019	$14,520	$15,423
10/31/2019	$14,817	$15,757
11/30/2019	$15,388	$16,329
12/31/2019	$15,847	$16,822
1/31/2020	$15,674	$16,816
2/29/2020	$14,377	$15,431
3/31/2020	$12,700	$13,525
4/30/2020	$14,360	$15,259
5/31/2020	$15,000	$15,986
6/30/2020	$15,268	$16,304
7/31/2020	$16,028	$17,223
8/31/2020	$17,204	$18,461
9/30/2020	$16,504	$17,760
10/31/2020	$16,080	$17,287
11/30/2020	$17,809	$19,180
12/31/2020	$18,457	$19,917
1/31/2021	$18,371	$19,716
2/28/2021	$18,912	$20,260
3/31/2021	$19,925	$21,147
4/30/2021	$20,958	$22,276
5/31/2021	$21,072	$22,431
6/30/2021	$21,545	$22,955
7/31/2021	$22,000	$23,500
8/31/2021	$22,730	$24,215
9/30/2021	$21,631	$23,089
10/31/2021	$23,194	$24,706
11/30/2021	$23,090	$24,535
12/31/2021	$24,167	$25,635
1/31/2022	$23,036	$24,308
2/28/2022	$22,439	$23,580
3/31/2022	$23,241	$24,456
4/30/2022	$21,359	$22,323
5/31/2022	$21,441	$22,364
6/30/2022	$19,558	$20,518
7/31/2022	$21,287	$22,410
8/31/2022	$20,412	$21,496
9/30/2022	$18,570	$19,516
10/31/2022	$20,072	$21,096
11/30/2022	$21,122	$22,275
12/31/2022	$19,860	$20,992
1/31/2023	$21,165	$22,311
2/28/2023	$20,742	$21,767
3/31/2023	$21,388	$22,566
4/30/2023	$21,565	$22,918
5/31/2023	$21,800	$23,018
6/30/2023	$23,387	$24,538
7/31/2023	$24,140	$25,327
8/31/2023	$23,693	$24,923
9/30/2023	$22,694	$23,735
10/31/2023	$22,176	$23,236
11/30/2023	$24,011	$25,358
12/31/2023	$25,089	$26,510
1/31/2024	$25,656	$26,956
2/29/2024	$27,216	$28,395
3/31/2024	$28,235	$29,309
4/30/2024	$27,075	$28,111
5/31/2024	$28,583	$29,505
6/30/2024	$29,627	$30,564
7/31/2024	$29,924	$30,936
8/31/2024	$30,633	$31,687
9/30/2024	$31,239	$32,363
10/31/2024	$31,161	$32,070
11/30/2024	$33,147	$33,952
12/31/2024	$32,545	$33,143
1/31/2025	$33,590	$34,066
2/28/2025	$32,889	$33,621
3/31/2025	$30,896	$31,727
4/30/2025	$31,047	$31,512
5/31/2025	$33,054	$33,495
6/30/2025	$34,676	$35,199
7/31/2025	$35,459	$35,989

Disciplined U.S. Core Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	18.50	17.21	13.49
S&P 500 Index	16.33	15.88	13.66

KEY FUND STATISTICS

Total net assets	$1,304,567,477
# of portfolio holdings	168
Portfolio turnover rate	31%
Total advisory fees paid	$4,076,256

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	34.1
Financials	14.0
Communication services	10.2
Consumer discretionary	9.9
Health care	9.1
Industrials	8.3
Consumer staples	4.8
Energy	2.5
Utilities	2.5
Real estate	2.3
Materials	2.3

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	8.0
Microsoft Corp.	7.4
Apple, Inc.	5.6
Amazon.com, Inc.	4.2
Meta Platforms, Inc. Class A	3.5
Broadcom, Inc.	3.1
Alphabet, Inc. Class C	2.1
Alphabet, Inc. Class A	1.8
JPMorgan Chase & Co.	1.6
Tesla, Inc.	1.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4102 07-25

Annual Shareholder Report

Disciplined U.S. Core Fund

July 31, 2025

Class R6

EVSRX

This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$45	0.41%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. Domestic large-cap stocks outperformed domestic small-cap stocks.

· Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

· Stock selection was the main contributor to outperformance, adding value in 7 of 11 sectors. This was primarily due to positive stock selection within the health care, financials, and communication services sectors. The largest individual contributors to relative performance were UnitedHealth Group, Inc.; Interactive Brokers Group, Inc.; and EMCOR Group, Inc. A modest underweight to energy contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

· Negative stock selection within real estate, utilities, and energy detracted from relative performance. The three largest individual detractors from relative performance were the Fund’s underweights to Palantir Technologies, Inc., GE Vernova, Inc., and Oracle Corp.

Total return based on a $10,000 investment

	Class R6	S&P 500 Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,400	$9,397
9/30/2015	$9,253	$9,164
10/31/2015	$9,987	$9,937
11/30/2015	$9,987	$9,967
12/31/2015	$9,866	$9,810
1/31/2016	$9,375	$9,323
2/29/2016	$9,425	$9,310
3/31/2016	$10,030	$9,942
4/30/2016	$10,008	$9,980
5/31/2016	$10,144	$10,160
6/30/2016	$10,165	$10,186
7/31/2016	$10,570	$10,561
8/31/2016	$10,563	$10,576
9/30/2016	$10,556	$10,578
10/31/2016	$10,378	$10,385
11/30/2016	$10,834	$10,770
12/31/2016	$11,060	$10,983
1/31/2017	$11,206	$11,191
2/28/2017	$11,645	$11,635
3/31/2017	$11,630	$11,649
4/30/2017	$11,718	$11,769
5/31/2017	$11,871	$11,934
6/30/2017	$11,973	$12,009
7/31/2017	$12,215	$12,256
8/31/2017	$12,295	$12,293
9/30/2017	$12,566	$12,547
10/31/2017	$12,858	$12,840
11/30/2017	$13,275	$13,233
12/31/2017	$13,378	$13,380
1/31/2018	$14,074	$14,147
2/28/2018	$13,531	$13,625
3/31/2018	$13,141	$13,279
4/30/2018	$13,164	$13,330
5/31/2018	$13,408	$13,651
6/30/2018	$13,431	$13,735
7/31/2018	$13,898	$14,246
8/31/2018	$14,303	$14,710
9/30/2018	$14,319	$14,794
10/31/2018	$13,294	$13,783
11/30/2018	$13,539	$14,064
12/31/2018	$12,306	$12,794
1/31/2019	$13,266	$13,819
2/28/2019	$13,651	$14,263
3/31/2019	$13,872	$14,540
4/30/2019	$14,373	$15,129
5/31/2019	$13,356	$14,167
6/30/2019	$14,332	$15,166
7/31/2019	$14,561	$15,384
8/31/2019	$14,233	$15,140
9/30/2019	$14,561	$15,423
10/31/2019	$14,856	$15,757
11/30/2019	$15,430	$16,329
12/31/2019	$15,894	$16,822
1/31/2020	$15,722	$16,816
2/29/2020	$14,417	$15,431
3/31/2020	$12,734	$13,525
4/30/2020	$14,400	$15,259
5/31/2020	$15,044	$15,986
6/30/2020	$15,318	$16,304
7/31/2020	$16,074	$17,223
8/31/2020	$17,259	$18,461
9/30/2020	$16,563	$17,760
10/31/2020	$16,143	$17,287
11/30/2020	$17,877	$19,180
12/31/2020	$18,521	$19,917
1/31/2021	$18,436	$19,716
2/28/2021	$18,982	$20,260
3/31/2021	$19,989	$21,147
4/30/2021	$21,034	$22,276
5/31/2021	$21,147	$22,431
6/30/2021	$21,626	$22,955
7/31/2021	$22,078	$23,500
8/31/2021	$22,812	$24,215
9/30/2021	$21,711	$23,089
10/31/2021	$23,283	$24,706
11/30/2021	$23,179	$24,535
12/31/2021	$24,264	$25,635
1/31/2022	$23,130	$24,308
2/28/2022	$22,537	$23,580
3/31/2022	$23,345	$24,456
4/30/2022	$21,455	$22,323
5/31/2022	$21,536	$22,364
6/30/2022	$19,646	$20,518
7/31/2022	$21,383	$22,410
8/31/2022	$20,504	$21,496
9/30/2022	$18,655	$19,516
10/31/2022	$20,167	$21,096
11/30/2022	$21,230	$22,275
12/31/2022	$19,952	$20,992
1/31/2023	$21,271	$22,311
2/28/2023	$20,851	$21,767
3/31/2023	$21,492	$22,566
4/30/2023	$21,679	$22,918
5/31/2023	$21,912	$23,018
6/30/2023	$23,511	$24,538
7/31/2023	$24,258	$25,327
8/31/2023	$23,814	$24,923
9/30/2023	$22,811	$23,735
10/31/2023	$22,297	$23,236
11/30/2023	$24,141	$25,358
12/31/2023	$25,226	$26,510
1/31/2024	$25,802	$26,956
2/29/2024	$27,362	$28,395
3/31/2024	$28,384	$29,309
4/30/2024	$27,234	$28,111
5/31/2024	$28,742	$29,505
6/30/2024	$29,791	$30,564
7/31/2024	$30,098	$30,936
8/31/2024	$30,801	$31,687
9/30/2024	$31,427	$32,363
10/31/2024	$31,351	$32,070
11/30/2024	$33,358	$33,952
12/31/2024	$32,740	$33,143
1/31/2025	$33,803	$34,066
2/28/2025	$33,094	$33,621
3/31/2025	$31,091	$31,727
4/30/2025	$31,240	$31,512
5/31/2025	$33,258	$33,495
6/30/2025	$34,893	$35,199
7/31/2025	$35,684	$35,989

Disciplined U.S. Core Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	18.56	17.29	13.57
S&P 500 Index	16.33	15.88	13.66
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on September 30, 2015 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

KEY FUND STATISTICS

Total net assets	$1,304,567,477
# of portfolio holdings	168
Portfolio turnover rate	31%
Total advisory fees paid	$4,076,256

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	34.1
Financials	14.0
Communication services	10.2
Consumer discretionary	9.9
Health care	9.1
Industrials	8.3
Consumer staples	4.8
Energy	2.5
Utilities	2.5
Real estate	2.3
Materials	2.3

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	8.0
Microsoft Corp.	7.4
Apple, Inc.	5.6
Amazon.com, Inc.	4.2
Meta Platforms, Inc. Class A	3.5
Broadcom, Inc.	3.1
Alphabet, Inc. Class C	2.1
Alphabet, Inc. Class A	1.8
JPMorgan Chase & Co.	1.6
Tesla, Inc.	1.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4680 07-25

Annual Shareholder Report

Disciplined U.S. Core Fund

July 31, 2025

Class C

EVSTX

This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$172	1.58%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. Domestic large-cap stocks outperformed domestic small-cap stocks.

· Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

· Stock selection was the main contributor to outperformance, adding value in 7 of 11 sectors. This was primarily due to positive stock selection within the health care, financials, and communication services sectors. The largest individual contributors to relative performance were UnitedHealth Group, Inc.; Interactive Brokers Group, Inc.; and EMCOR Group, Inc. A modest underweight to energy contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

· Negative stock selection within real estate, utilities, and energy detracted from relative performance. The three largest individual detractors from relative performance were the Fund’s underweights to Palantir Technologies, Inc., GE Vernova, Inc., and Oracle Corp.

Total return based on a $10,000 investment

	Class C with Load	S&P 500 Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,393	$9,397
9/30/2015	$9,234	$9,164
10/31/2015	$9,959	$9,937
11/30/2015	$9,952	$9,967
12/31/2015	$9,821	$9,810
1/31/2016	$9,325	$9,323
2/29/2016	$9,363	$9,310
3/31/2016	$9,953	$9,942
4/30/2016	$9,922	$9,980
5/31/2016	$10,047	$10,160
6/30/2016	$10,062	$10,186
7/31/2016	$10,443	$10,561
8/31/2016	$10,427	$10,576
9/30/2016	$10,412	$10,578
10/31/2016	$10,225	$10,385
11/30/2016	$10,668	$10,770
12/31/2016	$10,877	$10,983
1/31/2017	$11,012	$11,191
2/28/2017	$11,433	$11,635
3/31/2017	$11,409	$11,649
4/30/2017	$11,480	$11,769
5/31/2017	$11,623	$11,934
6/30/2017	$11,711	$12,009
7/31/2017	$11,933	$12,256
8/31/2017	$11,996	$12,293
9/30/2017	$12,250	$12,547
10/31/2017	$12,528	$12,840
11/30/2017	$12,917	$13,233
12/31/2017	$13,002	$13,380
1/31/2018	$13,669	$14,147
2/28/2018	$13,133	$13,625
3/31/2018	$12,738	$13,279
4/30/2018	$12,746	$13,330
5/31/2018	$12,969	$13,651
6/30/2018	$12,985	$13,735
7/31/2018	$13,414	$14,246
8/31/2018	$13,801	$14,710
9/30/2018	$13,801	$14,794
10/31/2018	$12,796	$13,783
11/30/2018	$13,018	$14,064
12/31/2018	$11,827	$12,794
1/31/2019	$12,730	$13,819
2/28/2019	$13,089	$14,263
3/31/2019	$13,291	$14,540
4/30/2019	$13,755	$15,129
5/31/2019	$12,765	$14,167
6/30/2019	$13,685	$15,166
7/31/2019	$13,896	$15,384
8/31/2019	$13,571	$15,140
9/30/2019	$13,869	$15,423
10/31/2019	$14,132	$15,757
11/30/2019	$14,667	$16,329
12/31/2019	$15,095	$16,822
1/31/2020	$14,913	$16,816
2/29/2020	$13,670	$15,431
3/31/2020	$12,063	$13,525
4/30/2020	$13,624	$15,259
5/31/2020	$14,214	$15,986
6/30/2020	$14,460	$16,304
7/31/2020	$15,158	$17,223
8/31/2020	$16,266	$18,461
9/30/2020	$15,594	$17,760
10/31/2020	$15,177	$17,287
11/30/2020	$16,792	$19,180
12/31/2020	$17,391	$19,917
1/31/2021	$17,292	$19,716
2/28/2021	$17,787	$20,260
3/31/2021	$18,716	$21,147
4/30/2021	$19,665	$22,276
5/31/2021	$19,754	$22,431
6/30/2021	$20,179	$22,955
7/31/2021	$20,585	$23,500
8/31/2021	$21,247	$24,215
9/30/2021	$20,199	$23,089
10/31/2021	$21,642	$24,706
11/30/2021	$21,524	$24,535
12/31/2021	$22,509	$25,635
1/31/2022	$21,437	$24,308
2/28/2022	$20,868	$23,580
3/31/2022	$21,598	$24,456
4/30/2022	$19,828	$22,323
5/31/2022	$19,882	$22,364
6/30/2022	$18,123	$20,518
7/31/2022	$19,699	$22,410
8/31/2022	$18,874	$21,496
9/30/2022	$17,158	$19,516
10/31/2022	$18,531	$21,096
11/30/2022	$19,485	$22,275
12/31/2022	$18,300	$20,992
1/31/2023	$19,480	$22,311
2/28/2023	$19,075	$21,767
3/31/2023	$19,640	$22,566
4/30/2023	$19,800	$22,918
5/31/2023	$19,985	$23,018
6/30/2023	$21,424	$24,538
7/31/2023	$22,088	$25,327
8/31/2023	$21,680	$24,923
9/30/2023	$20,755	$23,735
10/31/2023	$20,281	$23,236
11/30/2023	$21,955	$25,358
12/31/2023	$22,932	$26,510
1/31/2024	$23,451	$26,956
2/29/2024	$24,862	$28,395
3/31/2024	$25,779	$29,309
4/30/2024	$24,717	$28,111
5/31/2024	$26,080	$29,505
6/30/2024	$27,033	$30,564
7/31/2024	$27,287	$30,936
8/31/2024	$27,926	$31,687
9/30/2024	$28,481	$32,363
10/31/2024	$28,396	$32,070
11/30/2024	$30,206	$33,952
12/31/2024	$29,636	$33,143
1/31/2025	$30,587	$34,066
2/28/2025	$29,945	$33,621
3/31/2025	$28,108	$31,727
4/30/2025	$28,237	$31,512
5/31/2025	$30,060	$33,495
6/30/2025	$31,524	$35,199
7/31/2025	$32,230	$35,989

Disciplined U.S. Core Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	17.21	15.94	12.42
Class C with Load	16.21	15.94	12.42
S&P 500 Index	16.33	15.88	13.66

KEY FUND STATISTICS

Total net assets	$1,304,567,477
# of portfolio holdings	168
Portfolio turnover rate	31%
Total advisory fees paid	$4,076,256

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	34.1
Financials	14.0
Communication services	10.2
Consumer discretionary	9.9
Health care	9.1
Industrials	8.3
Consumer staples	4.8
Energy	2.5
Utilities	2.5
Real estate	2.3
Materials	2.3

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	8.0
Microsoft Corp.	7.4
Apple, Inc.	5.6
Amazon.com, Inc.	4.2
Meta Platforms, Inc. Class A	3.5
Broadcom, Inc.	3.1
Alphabet, Inc. Class C	2.1
Alphabet, Inc. Class A	1.8
JPMorgan Chase & Co.	1.6
Tesla, Inc.	1.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4505 07-25

Annual Shareholder Report

Disciplined U.S. Core Fund

July 31, 2025

Class A

EVSAX

This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$91	0.83%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. Domestic large-cap stocks outperformed domestic small-cap stocks.

· Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

· Stock selection was the main contributor to outperformance, adding value in 7 of 11 sectors. This was primarily due to positive stock selection within the health care, financials, and communication services sectors. The largest individual contributors to relative performance were UnitedHealth Group, Inc.; Interactive Brokers Group, Inc.; and EMCOR Group, Inc. A modest underweight to energy contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

· Negative stock selection within real estate, utilities, and energy detracted from relative performance. The three largest individual detractors from relative performance were the Fund’s underweights to Palantir Technologies, Inc., GE Vernova, Inc., and Oracle Corp.

Total return based on a $10,000 investment

	Class A with Load	S&P 500 Index
7/31/2015	$9,426	$10,000
8/31/2015	$8,859	$9,397
9/30/2015	$8,719	$9,164
10/31/2015	$9,402	$9,937
11/30/2015	$9,402	$9,967
12/31/2015	$9,283	$9,810
1/31/2016	$8,817	$9,323
2/29/2016	$8,858	$9,310
3/31/2016	$9,426	$9,942
4/30/2016	$9,406	$9,980
5/31/2016	$9,529	$10,160
6/30/2016	$9,549	$10,186
7/31/2016	$9,919	$10,561
8/31/2016	$9,912	$10,576
9/30/2016	$9,898	$10,578
10/31/2016	$9,727	$10,385
11/30/2016	$10,151	$10,770
12/31/2016	$10,361	$10,983
1/31/2017	$10,501	$11,191
2/28/2017	$10,900	$11,635
3/31/2017	$10,886	$11,649
4/30/2017	$10,963	$11,769
5/31/2017	$11,103	$11,934
6/30/2017	$11,202	$12,009
7/31/2017	$11,419	$12,256
8/31/2017	$11,489	$12,293
9/30/2017	$11,734	$12,547
10/31/2017	$12,007	$12,840
11/30/2017	$12,385	$13,233
12/31/2017	$12,482	$13,380
1/31/2018	$13,125	$14,147
2/28/2018	$12,620	$13,625
3/31/2018	$12,248	$13,279
4/30/2018	$12,262	$13,330
5/31/2018	$12,489	$13,651
6/30/2018	$12,503	$13,735
7/31/2018	$12,935	$14,246
8/31/2018	$13,307	$14,710
9/30/2018	$13,322	$14,794
10/31/2018	$12,357	$13,783
11/30/2018	$12,584	$14,064
12/31/2018	$11,432	$12,794
1/31/2019	$12,322	$13,819
2/28/2019	$12,673	$14,263
3/31/2019	$12,876	$14,540
4/30/2019	$13,329	$15,129
5/31/2019	$12,384	$14,167
6/30/2019	$13,282	$15,166
7/31/2019	$13,492	$15,384
8/31/2019	$13,188	$15,140
9/30/2019	$13,485	$15,423
10/31/2019	$13,758	$15,757
11/30/2019	$14,281	$16,329
12/31/2019	$14,707	$16,822
1/31/2020	$14,536	$16,816
2/29/2020	$13,331	$15,431
3/31/2020	$11,775	$13,525
4/30/2020	$13,306	$15,259
5/31/2020	$13,892	$15,986
6/30/2020	$14,145	$16,304
7/31/2020	$14,837	$17,223
8/31/2020	$15,920	$18,461
9/30/2020	$15,277	$17,760
10/31/2020	$14,878	$17,287
11/30/2020	$16,474	$19,180
12/31/2020	$17,061	$19,917
1/31/2021	$16,972	$19,716
2/28/2021	$17,471	$20,260
3/31/2021	$18,398	$21,147
4/30/2021	$19,342	$22,276
5/31/2021	$19,449	$22,431
6/30/2021	$19,877	$22,955
7/31/2021	$20,287	$23,500
8/31/2021	$20,955	$24,215
9/30/2021	$19,939	$23,089
10/31/2021	$21,374	$24,706
11/30/2021	$21,267	$24,535
12/31/2021	$22,252	$25,635
1/31/2022	$21,209	$24,308
2/28/2022	$20,658	$23,580
3/31/2022	$21,392	$24,456
4/30/2022	$19,654	$22,323
5/31/2022	$19,721	$22,364
6/30/2022	$17,983	$20,518
7/31/2022	$19,557	$22,410
8/31/2022	$18,756	$21,496
9/30/2022	$17,056	$19,516
10/31/2022	$18,437	$21,096
11/30/2022	$19,393	$22,275
12/31/2022	$18,220	$20,992
1/31/2023	$19,421	$22,311
2/28/2023	$19,024	$21,767
3/31/2023	$19,609	$22,566
4/30/2023	$19,763	$22,918
5/31/2023	$19,972	$23,018
6/30/2023	$21,427	$24,538
7/31/2023	$22,100	$25,327
8/31/2023	$21,692	$24,923
9/30/2023	$20,766	$23,735
10/31/2023	$20,292	$23,236
11/30/2023	$21,967	$25,358
12/31/2023	$22,944	$26,510
1/31/2024	$23,463	$26,956
2/29/2024	$24,875	$28,395
3/31/2024	$25,793	$29,309
4/30/2024	$24,731	$28,111
5/31/2024	$26,094	$29,505
6/30/2024	$27,048	$30,564
7/31/2024	$27,301	$30,936
8/31/2024	$27,941	$31,687
9/30/2024	$28,496	$32,363
10/31/2024	$28,412	$32,070
11/30/2024	$30,222	$33,952
12/31/2024	$29,653	$33,143
1/31/2025	$30,603	$34,066
2/28/2025	$29,961	$33,621
3/31/2025	$28,124	$31,727
4/30/2025	$28,252	$31,512
5/31/2025	$30,077	$33,495
6/30/2025	$31,541	$35,199
7/31/2025	$32,248	$35,989

Disciplined U.S. Core Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	18.12	16.80	13.09
Class A with Load	11.33	15.42	12.42
S&P 500 Index	16.33	15.88	13.66

KEY FUND STATISTICS

Total net assets	$1,304,567,477
# of portfolio holdings	168
Portfolio turnover rate	31%
Total advisory fees paid	$4,076,256

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	34.1
Financials	14.0
Communication services	10.2
Consumer discretionary	9.9
Health care	9.1
Industrials	8.3
Consumer staples	4.8
Energy	2.5
Utilities	2.5
Real estate	2.3
Materials	2.3

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	8.0
Microsoft Corp.	7.4
Apple, Inc.	5.6
Amazon.com, Inc.	4.2
Meta Platforms, Inc. Class A	3.5
Broadcom, Inc.	3.1
Alphabet, Inc. Class C	2.1
Alphabet, Inc. Class A	1.8
JPMorgan Chase & Co.	1.6
Tesla, Inc.	1.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0616 07-25

Annual Shareholder Report

Disciplined U.S. Core Fund

July 31, 2025

Administrator Class

EVSYX

This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$80	0.73%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. Domestic large-cap stocks outperformed domestic small-cap stocks.

· Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

· Stock selection was the main contributor to outperformance, adding value in 7 of 11 sectors. This was primarily due to positive stock selection within the health care, financials, and communication services sectors. The largest individual contributors to relative performance were UnitedHealth Group, Inc.; Interactive Brokers Group, Inc.; and EMCOR Group, Inc. A modest underweight to energy contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

· Negative stock selection within real estate, utilities, and energy detracted from relative performance. The three largest individual detractors from relative performance were the Fund’s underweights to Palantir Technologies, Inc., GE Vernova, Inc., and Oracle Corp.

Total return based on a $10,000 investment

	Administrator Class	S&P 500 Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,399	$9,397
9/30/2015	$9,253	$9,164
10/31/2015	$9,981	$9,937
11/30/2015	$9,981	$9,967
12/31/2015	$9,855	$9,810
1/31/2016	$9,366	$9,323
2/29/2016	$9,408	$9,310
3/31/2016	$10,011	$9,942
4/30/2016	$9,990	$9,980
5/31/2016	$10,118	$10,160
6/30/2016	$10,139	$10,186
7/31/2016	$10,536	$10,561
8/31/2016	$10,529	$10,576
9/30/2016	$10,522	$10,578
10/31/2016	$10,338	$10,385
11/30/2016	$10,792	$10,770
12/31/2016	$11,016	$10,983
1/31/2017	$11,161	$11,191
2/28/2017	$11,590	$11,635
3/31/2017	$11,576	$11,649
4/30/2017	$11,663	$11,769
5/31/2017	$11,808	$11,934
6/30/2017	$11,910	$12,009
7/31/2017	$12,142	$12,256
8/31/2017	$12,222	$12,293
9/30/2017	$12,484	$12,547
10/31/2017	$12,775	$12,840
11/30/2017	$13,182	$13,233
12/31/2017	$13,285	$13,380
1/31/2018	$13,967	$14,147
2/28/2018	$13,429	$13,625
3/31/2018	$13,034	$13,279
4/30/2018	$13,057	$13,330
5/31/2018	$13,292	$13,651
6/30/2018	$13,315	$13,735
7/31/2018	$13,770	$14,246
8/31/2018	$14,171	$14,710
9/30/2018	$14,179	$14,794
10/31/2018	$13,156	$13,783
11/30/2018	$13,406	$14,064
12/31/2018	$12,182	$12,794
1/31/2019	$13,127	$13,819
2/28/2019	$13,499	$14,263
3/31/2019	$13,717	$14,540
4/30/2019	$14,202	$15,129
5/31/2019	$13,200	$14,167
6/30/2019	$14,153	$15,166
7/31/2019	$14,379	$15,384
8/31/2019	$14,056	$15,140
9/30/2019	$14,371	$15,423
10/31/2019	$14,662	$15,757
11/30/2019	$15,228	$16,329
12/31/2019	$15,677	$16,822
1/31/2020	$15,500	$16,816
2/29/2020	$14,219	$15,431
3/31/2020	$12,558	$13,525
4/30/2020	$14,193	$15,259
5/31/2020	$14,817	$15,986
6/30/2020	$15,087	$16,304
7/31/2020	$15,828	$17,223
8/31/2020	$16,991	$18,461
9/30/2020	$16,300	$17,760
10/31/2020	$15,879	$17,287
11/30/2020	$17,581	$19,180
12/31/2020	$18,214	$19,917
1/31/2021	$18,121	$19,716
2/28/2021	$18,655	$20,260
3/31/2021	$19,649	$21,147
4/30/2021	$20,662	$22,276
5/31/2021	$20,772	$22,431
6/30/2021	$21,232	$22,955
7/31/2021	$21,674	$23,500
8/31/2021	$22,392	$24,215
9/30/2021	$21,297	$23,089
10/31/2021	$22,834	$24,706
11/30/2021	$22,732	$24,535
12/31/2021	$23,786	$25,635
1/31/2022	$22,671	$24,308
2/28/2022	$22,083	$23,580
3/31/2022	$22,860	$24,456
4/30/2022	$21,007	$22,323
5/31/2022	$21,087	$22,364
6/30/2022	$19,224	$20,518
7/31/2022	$20,918	$22,410
8/31/2022	$20,061	$21,496
9/30/2022	$18,238	$19,516
10/31/2022	$19,722	$21,096
11/30/2022	$20,748	$22,275
12/31/2022	$19,501	$20,992
1/31/2023	$20,781	$22,311
2/28/2023	$20,362	$21,767
3/31/2023	$20,985	$22,566
4/30/2023	$21,155	$22,918
5/31/2023	$21,382	$23,018
6/30/2023	$22,934	$24,538
7/31/2023	$23,659	$25,327
8/31/2023	$23,229	$24,923
9/30/2023	$22,232	$23,735
10/31/2023	$21,733	$23,236
11/30/2023	$23,523	$25,358
12/31/2023	$24,579	$26,510
1/31/2024	$25,123	$26,956
2/29/2024	$26,646	$28,395
3/31/2024	$27,623	$29,309
4/30/2024	$26,497	$28,111
5/31/2024	$27,970	$29,505
6/30/2024	$28,972	$30,564
7/31/2024	$29,257	$30,936
8/31/2024	$29,938	$31,687
9/30/2024	$30,544	$32,363
10/31/2024	$30,457	$32,070
11/30/2024	$32,388	$33,952
12/31/2024	$31,787	$33,143
1/31/2025	$32,800	$34,066
2/28/2025	$32,116	$33,621
3/31/2025	$30,157	$31,727
4/30/2025	$30,302	$31,512
5/31/2025	$32,248	$33,495
6/30/2025	$33,825	$35,199
7/31/2025	$34,588	$35,989

Disciplined U.S. Core Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	18.22	16.92	13.21
S&P 500 Index	16.33	15.88	13.66

KEY FUND STATISTICS

Total net assets	$1,304,567,477
# of portfolio holdings	168
Portfolio turnover rate	31%
Total advisory fees paid	$4,076,256

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	34.1
Financials	14.0
Communication services	10.2
Consumer discretionary	9.9
Health care	9.1
Industrials	8.3
Consumer staples	4.8
Energy	2.5
Utilities	2.5
Real estate	2.3
Materials	2.3

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	8.0
Microsoft Corp.	7.4
Apple, Inc.	5.6
Amazon.com, Inc.	4.2
Meta Platforms, Inc. Class A	3.5
Broadcom, Inc.	3.1
Alphabet, Inc. Class C	2.1
Alphabet, Inc. Class A	1.8
JPMorgan Chase & Co.	1.6
Tesla, Inc.	1.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0716 07-25

Annual Shareholder Report

Growth Fund

July 31, 2025

Institutional Class

SGRNX

This annual shareholder report contains important information about Growth Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$85	0.75%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within communication services and financials, where holdings with innovative products and strong demand, such as Robinhood Markets, Inc. and Roblox Corp., contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp. and Broadcom, Inc. detracted from returns.

Total return based on a $10,000 investment

	Institutional Class	Russell 3000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,223	$9,381	$9,396
9/30/2015	$8,905	$9,120	$9,122
10/31/2015	$9,473	$9,885	$9,843
11/30/2015	$9,634	$9,937	$9,898
12/31/2015	$9,483	$9,766	$9,694
1/31/2016	$8,570	$9,183	$9,147
2/29/2016	$8,502	$9,175	$9,144
3/31/2016	$8,958	$9,799	$9,788
4/30/2016	$9,160	$9,723	$9,849
5/31/2016	$9,415	$9,917	$10,025
6/30/2016	$9,263	$9,878	$10,046
7/31/2016	$9,869	$10,357	$10,444
8/31/2016	$9,863	$10,318	$10,471
9/30/2016	$9,830	$10,364	$10,488
10/31/2016	$9,457	$10,090	$10,261
11/30/2016	$9,591	$10,359	$10,720
12/31/2016	$9,431	$10,488	$10,929
1/31/2017	$10,004	$10,828	$11,135
2/28/2017	$10,410	$11,263	$11,549
3/31/2017	$10,544	$11,394	$11,557
4/30/2017	$10,895	$11,651	$11,679
5/31/2017	$11,225	$11,924	$11,799
6/30/2017	$11,152	$11,924	$11,905
7/31/2017	$11,491	$12,224	$12,130
8/31/2017	$11,669	$12,430	$12,153
9/30/2017	$11,928	$12,631	$12,449
10/31/2017	$12,402	$13,097	$12,721
11/30/2017	$12,641	$13,493	$13,107
12/31/2017	$12,744	$13,592	$13,238
1/31/2018	$13,847	$14,521	$13,936
2/28/2018	$13,738	$14,138	$13,423
3/31/2018	$13,595	$13,793	$13,153
4/30/2018	$13,589	$13,839	$13,203
5/31/2018	$14,347	$14,466	$13,576
6/30/2018	$14,419	$14,603	$13,665
7/31/2018	$14,732	$15,018	$14,118
8/31/2018	$15,580	$15,848	$14,614
9/30/2018	$15,534	$15,901	$14,638
10/31/2018	$13,891	$14,433	$13,560
11/30/2018	$14,102	$14,592	$13,832
12/31/2018	$12,815	$13,304	$12,544
1/31/2019	$14,263	$14,524	$13,621
2/28/2019	$15,101	$15,075	$14,100
3/31/2019	$15,354	$15,456	$14,306
4/30/2019	$16,383	$16,138	$14,877
5/31/2019	$15,560	$15,106	$13,915
6/30/2019	$16,486	$16,152	$14,892
7/31/2019	$16,795	$16,503	$15,113
8/31/2019	$16,545	$16,337	$14,805
9/30/2019	$16,247	$16,330	$15,065
10/31/2019	$16,508	$16,791	$15,389
11/30/2019	$17,453	$17,551	$15,974
12/31/2019	$17,640	$18,073	$16,436
1/31/2020	$18,328	$18,437	$16,418
2/29/2020	$17,017	$17,177	$15,074
3/31/2020	$14,784	$15,388	$13,001
4/30/2020	$17,507	$17,666	$14,722
5/31/2020	$19,186	$18,880	$15,510
6/30/2020	$19,914	$19,696	$15,864
7/31/2020	$21,427	$21,163	$16,765
8/31/2020	$23,029	$23,295	$17,980
9/30/2020	$22,289	$22,229	$17,325
10/31/2020	$22,143	$21,526	$16,951
11/30/2020	$24,911	$23,823	$19,013
12/31/2020	$26,371	$24,987	$19,869
1/31/2021	$26,031	$24,893	$19,780
2/28/2021	$26,966	$24,944	$20,399
3/31/2021	$25,753	$25,285	$21,130
4/30/2021	$27,539	$26,926	$22,219
5/31/2021	$26,434	$26,527	$22,320
6/30/2021	$28,510	$28,163	$22,871
7/31/2021	$29,163	$28,958	$23,258
8/31/2021	$30,049	$30,005	$23,921
9/30/2021	$28,559	$28,358	$22,848
10/31/2021	$30,278	$30,742	$24,393
11/30/2021	$28,573	$30,825	$24,021
12/31/2021	$28,434	$31,446	$24,967
1/31/2022	$24,786	$28,659	$23,498
2/28/2022	$24,072	$27,516	$22,906
3/31/2022	$24,453	$28,537	$23,649
4/30/2022	$20,982	$25,088	$21,527
5/31/2022	$20,169	$24,511	$21,498
6/30/2022	$18,595	$22,594	$19,700
7/31/2022	$20,679	$25,295	$21,548
8/31/2022	$19,689	$24,172	$20,744
9/30/2022	$17,652	$21,832	$18,820
10/31/2022	$18,194	$23,157	$20,364
11/30/2022	$19,100	$24,170	$21,426
12/31/2022	$17,945	$22,338	$20,172
1/31/2023	$19,584	$24,222	$21,561
2/28/2023	$19,327	$23,936	$21,057
3/31/2023	$20,550	$25,432	$21,620
4/30/2023	$20,610	$25,651	$21,851
5/31/2023	$21,102	$26,754	$21,936
6/30/2023	$22,571	$28,604	$23,433
7/31/2023	$23,133	$29,587	$24,273
8/31/2023	$22,434	$29,255	$23,805
9/30/2023	$21,135	$27,647	$22,671
10/31/2023	$20,692	$27,168	$22,070
11/30/2023	$23,002	$30,107	$24,128
12/31/2023	$24,055	$31,543	$25,408
1/31/2024	$24,882	$32,241	$25,689
2/29/2024	$27,140	$34,460	$27,080
3/31/2024	$27,562	$35,084	$27,953
4/30/2024	$26,207	$33,538	$26,723
5/31/2024	$27,679	$35,536	$27,986
6/30/2024	$29,281	$37,819	$28,852
7/31/2024	$28,366	$37,340	$29,389
8/31/2024	$29,310	$38,060	$30,029
9/30/2024	$30,231	$39,112	$30,650
10/31/2024	$30,026	$38,964	$30,425
11/30/2024	$32,190	$41,594	$32,449
12/31/2024	$31,154	$41,781	$31,457
1/31/2025	$32,209	$42,629	$32,450
2/28/2025	$30,729	$41,037	$31,828
3/31/2025	$27,882	$37,582	$29,971
4/30/2025	$28,697	$38,185	$29,770
5/31/2025	$31,848	$41,561	$31,657
6/30/2025	$34,468	$44,243	$33,266
7/31/2025	$35,701	$45,874	$33,998

Growth Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	25.81	10.75	13.57
Russell 3000® Growth Index	22.86	16.73	16.45
Russell 3000® Index	15.68	15.19	13.02

KEY FUND STATISTICS

Total net assets	$3,582,917,430
# of portfolio holdings	68
Portfolio turnover rate	73%
Total advisory fees paid	$23,734,108

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.5
Consumer discretionary	14.7
Communication services	12.5
Financials	12.3
Industrials	9.8
Health care	8.5
Materials	1.7

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	8.9
Microsoft Corp.	8.9
Meta Platforms, Inc. Class A	6.7
Amazon.com, Inc.	4.7
Broadcom, Inc.	4.3
Oracle Corp.	2.2
Mastercard, Inc. Class A	2.1
DoorDash, Inc. Class A	1.9
Arista Networks, Inc.	1.7
Booking Holdings, Inc.	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3105 07-25

Annual Shareholder Report

Growth Fund

July 31, 2025

Class R6

SGRHX

This annual shareholder report contains important information about Growth Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$79	0.70%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within communication services and financials, where holdings with innovative products and strong demand, such as Robinhood Markets, Inc. and Roblox Corp., contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp. and Broadcom, Inc. detracted from returns.

Total return based on a $10,000 investment

	Class R6	Russell 3000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,223	$9,381	$9,396
9/30/2015	$8,905	$9,120	$9,122
10/31/2015	$9,474	$9,885	$9,843
11/30/2015	$9,636	$9,937	$9,898
12/31/2015	$9,485	$9,766	$9,694
1/31/2016	$8,572	$9,183	$9,147
2/29/2016	$8,504	$9,175	$9,144
3/31/2016	$8,960	$9,799	$9,788
4/30/2016	$9,164	$9,723	$9,849
5/31/2016	$9,419	$9,917	$10,025
6/30/2016	$9,267	$9,878	$10,046
7/31/2016	$9,875	$10,357	$10,444
8/31/2016	$9,869	$10,318	$10,471
9/30/2016	$9,836	$10,364	$10,488
10/31/2016	$9,465	$10,090	$10,261
11/30/2016	$9,599	$10,359	$10,720
12/31/2016	$9,439	$10,488	$10,929
1/31/2017	$10,012	$10,828	$11,135
2/28/2017	$10,420	$11,263	$11,549
3/31/2017	$10,554	$11,394	$11,557
4/30/2017	$10,908	$11,651	$11,679
5/31/2017	$11,235	$11,924	$11,799
6/30/2017	$11,164	$11,924	$11,905
7/31/2017	$11,504	$12,224	$12,130
8/31/2017	$11,684	$12,430	$12,153
9/30/2017	$11,943	$12,631	$12,449
10/31/2017	$12,416	$13,097	$12,721
11/30/2017	$12,656	$13,493	$13,107
12/31/2017	$12,765	$13,592	$13,238
1/31/2018	$13,867	$14,521	$13,936
2/28/2018	$13,758	$14,138	$13,423
3/31/2018	$13,615	$13,793	$13,153
4/30/2018	$13,609	$13,839	$13,203
5/31/2018	$14,370	$14,466	$13,576
6/30/2018	$14,441	$14,603	$13,665
7/31/2018	$14,754	$15,018	$14,118
8/31/2018	$15,605	$15,848	$14,614
9/30/2018	$15,558	$15,901	$14,638
10/31/2018	$13,916	$14,433	$13,560
11/30/2018	$14,127	$14,592	$13,832
12/31/2018	$12,842	$13,304	$12,544
1/31/2019	$14,288	$14,524	$13,621
2/28/2019	$15,132	$15,075	$14,100
3/31/2019	$15,386	$15,456	$14,306
4/30/2019	$16,417	$16,138	$14,877
5/31/2019	$15,591	$15,106	$13,915
6/30/2019	$16,520	$16,152	$14,892
7/31/2019	$16,828	$16,503	$15,113
8/31/2019	$16,579	$16,337	$14,805
9/30/2019	$16,281	$16,330	$15,065
10/31/2019	$16,546	$16,791	$15,389
11/30/2019	$17,493	$17,551	$15,974
12/31/2019	$17,680	$18,073	$16,436
1/31/2020	$18,375	$18,437	$16,418
2/29/2020	$17,058	$17,177	$15,074
3/31/2020	$14,820	$15,388	$13,001
4/30/2020	$17,551	$17,666	$14,722
5/31/2020	$19,231	$18,880	$15,510
6/30/2020	$19,963	$19,696	$15,864
7/31/2020	$21,482	$21,163	$16,765
8/31/2020	$23,090	$23,295	$17,980
9/30/2020	$22,346	$22,229	$17,325
10/31/2020	$22,201	$21,526	$16,951
11/30/2020	$24,981	$23,823	$19,013
12/31/2020	$26,443	$24,987	$19,869
1/31/2021	$26,108	$24,893	$19,780
2/28/2021	$27,046	$24,944	$20,399
3/31/2021	$25,831	$25,285	$21,130
4/30/2021	$27,622	$26,926	$22,219
5/31/2021	$26,514	$26,527	$22,320
6/30/2021	$28,600	$28,163	$22,871
7/31/2021	$29,257	$28,958	$23,258
8/31/2021	$30,145	$30,005	$23,921
9/30/2021	$28,654	$28,358	$22,848
10/31/2021	$30,378	$30,742	$24,393
11/30/2021	$28,667	$30,825	$24,021
12/31/2021	$28,529	$31,446	$24,967
1/31/2022	$24,870	$28,659	$23,498
2/28/2022	$24,158	$27,516	$22,906
3/31/2022	$24,542	$28,537	$23,649
4/30/2022	$21,055	$25,088	$21,527
5/31/2022	$20,244	$24,511	$21,498
6/30/2022	$18,659	$22,594	$19,700
7/31/2022	$20,759	$25,295	$21,548
8/31/2022	$19,761	$24,172	$20,744
9/30/2022	$17,718	$21,832	$18,820
10/31/2022	$18,259	$23,157	$20,364
11/30/2022	$19,173	$24,170	$21,426
12/31/2022	$18,016	$22,338	$20,172
1/31/2023	$19,661	$24,222	$21,561
2/28/2023	$19,405	$23,936	$21,057
3/31/2023	$20,630	$25,432	$21,620
4/30/2023	$20,695	$25,651	$21,851
5/31/2023	$21,185	$26,754	$21,936
6/30/2023	$22,661	$28,604	$23,433
7/31/2023	$23,232	$29,587	$24,273
8/31/2023	$22,530	$29,255	$23,805
9/30/2023	$21,223	$27,647	$22,671
10/31/2023	$20,782	$27,168	$22,070
11/30/2023	$23,102	$30,107	$24,128
12/31/2023	$24,162	$31,543	$25,408
1/31/2024	$24,992	$32,241	$25,689
2/29/2024	$27,260	$34,460	$27,080
3/31/2024	$27,686	$35,084	$27,953
4/30/2024	$26,324	$33,538	$26,723
5/31/2024	$27,803	$35,536	$27,986
6/30/2024	$29,416	$37,819	$28,852
7/31/2024	$28,499	$37,340	$29,389
8/31/2024	$29,445	$38,060	$30,029
9/30/2024	$30,375	$39,112	$30,650
10/31/2024	$30,170	$38,964	$30,425
11/30/2024	$32,344	$41,594	$32,449
12/31/2024	$31,299	$41,781	$31,457
1/31/2025	$32,370	$42,629	$32,450
2/28/2025	$30,877	$41,037	$31,828
3/31/2025	$28,024	$37,582	$29,971
4/30/2025	$28,841	$38,185	$29,770
5/31/2025	$32,004	$41,561	$31,657
6/30/2025	$34,645	$44,243	$33,266
7/31/2025	$35,878	$45,874	$33,998

Growth Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	25.87	10.80	13.63
Russell 3000® Growth Index	22.86	16.73	16.45
Russell 3000® Index	15.68	15.19	13.02
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on September 30, 2015 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

KEY FUND STATISTICS

Total net assets	$3,582,917,430
# of portfolio holdings	68
Portfolio turnover rate	73%
Total advisory fees paid	$23,734,108

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.5
Consumer discretionary	14.7
Communication services	12.5
Financials	12.3
Industrials	9.8
Health care	8.5
Materials	1.7

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	8.9
Microsoft Corp.	8.9
Meta Platforms, Inc. Class A	6.7
Amazon.com, Inc.	4.7
Broadcom, Inc.	4.3
Oracle Corp.	2.2
Mastercard, Inc. Class A	2.1
DoorDash, Inc. Class A	1.9
Arista Networks, Inc.	1.7
Booking Holdings, Inc.	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4683 07-25

Annual Shareholder Report

Growth Fund

July 31, 2025

Class C

WGFCX

This annual shareholder report contains important information about Growth Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$213	1.90%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within communication services and financials, where holdings with innovative products and strong demand, such as Robinhood Markets, Inc. and Roblox Corp., contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp. and Broadcom, Inc. detracted from returns.

Total return based on a $10,000 investment

	Class C with Load	Russell 3000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,214	$9,381	$9,396
9/30/2015	$8,886	$9,120	$9,122
10/31/2015	$9,445	$9,885	$9,843
11/30/2015	$9,598	$9,937	$9,898
12/31/2015	$9,435	$9,766	$9,694
1/31/2016	$8,519	$9,183	$9,147
2/29/2016	$8,445	$9,175	$9,144
3/31/2016	$8,887	$9,799	$9,788
4/30/2016	$9,079	$9,723	$9,849
5/31/2016	$9,324	$9,917	$10,025
6/30/2016	$9,164	$9,878	$10,046
7/31/2016	$9,756	$10,357	$10,444
8/31/2016	$9,740	$10,318	$10,471
9/30/2016	$9,698	$10,364	$10,488
10/31/2016	$9,322	$10,090	$10,261
11/30/2016	$9,445	$10,359	$10,720
12/31/2016	$9,273	$10,488	$10,929
1/31/2017	$9,830	$10,828	$11,135
2/28/2017	$10,219	$11,263	$11,549
3/31/2017	$10,341	$11,394	$11,557
4/30/2017	$10,674	$11,651	$11,679
5/31/2017	$10,987	$11,924	$11,799
6/30/2017	$10,905	$11,924	$11,905
7/31/2017	$11,224	$12,224	$12,130
8/31/2017	$11,389	$12,430	$12,153
9/30/2017	$11,630	$12,631	$12,449
10/31/2017	$12,078	$13,097	$12,721
11/30/2017	$12,299	$13,493	$13,107
12/31/2017	$12,391	$13,592	$13,238
1/31/2018	$13,446	$14,521	$13,936
2/28/2018	$13,329	$14,138	$13,423
3/31/2018	$13,179	$13,793	$13,153
4/30/2018	$13,160	$13,839	$13,203
5/31/2018	$13,878	$14,466	$13,576
6/30/2018	$13,934	$14,603	$13,665
7/31/2018	$14,225	$15,018	$14,118
8/31/2018	$15,027	$15,848	$14,614
9/30/2018	$14,971	$15,901	$14,638
10/31/2018	$13,371	$14,433	$13,560
11/30/2018	$13,564	$14,592	$13,832
12/31/2018	$12,312	$13,304	$12,544
1/31/2019	$13,693	$14,524	$13,621
2/28/2019	$14,486	$15,075	$14,100
3/31/2019	$14,709	$15,456	$14,306
4/30/2019	$15,682	$16,138	$14,877
5/31/2019	$14,877	$15,106	$13,915
6/30/2019	$15,750	$16,152	$14,892
7/31/2019	$16,029	$16,503	$15,113
8/31/2019	$15,775	$16,337	$14,805
9/30/2019	$15,478	$16,330	$15,065
10/31/2019	$15,713	$16,791	$15,389
11/30/2019	$16,593	$17,551	$15,974
12/31/2019	$16,752	$18,073	$16,436
1/31/2020	$17,388	$18,437	$16,418
2/29/2020	$16,130	$17,177	$15,074
3/31/2020	$13,999	$15,388	$13,001
4/30/2020	$16,567	$17,666	$14,722
5/31/2020	$18,135	$18,880	$15,510
6/30/2020	$18,801	$19,696	$15,864
7/31/2020	$20,215	$21,163	$16,765
8/31/2020	$22,042	$23,295	$17,980
9/30/2020	$21,310	$22,229	$17,325
10/31/2020	$21,154	$21,526	$16,951
11/30/2020	$23,774	$23,823	$19,013
12/31/2020	$25,138	$24,987	$19,869
1/31/2021	$24,793	$24,893	$19,780
2/28/2021	$25,663	$24,944	$20,399
3/31/2021	$24,485	$25,285	$21,130
4/30/2021	$26,153	$26,926	$22,219
5/31/2021	$25,074	$26,527	$22,320
6/30/2021	$27,023	$28,163	$22,871
7/31/2021	$27,621	$28,958	$23,258
8/31/2021	$28,428	$30,005	$23,921
9/30/2021	$26,996	$28,358	$22,848
10/31/2021	$28,591	$30,742	$24,393
11/30/2021	$26,951	$30,825	$24,021
12/31/2021	$26,789	$31,446	$24,967
1/31/2022	$23,340	$28,659	$23,498
2/28/2022	$22,650	$27,516	$22,906
3/31/2022	$22,975	$28,537	$23,649
4/30/2022	$19,695	$25,088	$21,527
5/31/2022	$18,914	$24,511	$21,498
6/30/2022	$17,417	$22,594	$19,700
7/31/2022	$19,461	$25,295	$21,548
8/31/2022	$18,497	$24,172	$20,744
9/30/2022	$16,571	$21,832	$18,820
10/31/2022	$17,066	$23,157	$20,364
11/30/2022	$17,899	$24,170	$21,426
12/31/2022	$16,795	$22,338	$20,172
1/31/2023	$18,307	$24,222	$21,561
2/28/2023	$18,055	$23,936	$21,057
3/31/2023	$19,181	$25,432	$21,620
4/30/2023	$19,226	$25,651	$21,851
5/31/2023	$19,656	$26,754	$21,936
6/30/2023	$21,005	$28,604	$23,433
7/31/2023	$21,509	$29,587	$24,273
8/31/2023	$20,852	$29,255	$23,805
9/30/2023	$19,638	$27,647	$22,671
10/31/2023	$19,221	$27,168	$22,070
11/30/2023	$21,354	$30,107	$24,128
12/31/2023	$22,333	$31,543	$25,408
1/31/2024	$23,093	$32,241	$25,689
2/29/2024	$25,174	$34,460	$27,080
3/31/2024	$25,563	$35,084	$27,953
4/30/2024	$24,294	$33,538	$26,723
5/31/2024	$25,649	$35,536	$27,986
6/30/2024	$27,126	$37,819	$28,852
7/31/2024	$26,280	$37,340	$29,389
8/31/2024	$27,143	$38,060	$30,029
9/30/2024	$27,981	$39,112	$30,650
10/31/2024	$27,791	$38,964	$30,425
11/30/2024	$29,778	$41,594	$32,449
12/31/2024	$28,812	$41,781	$31,457
1/31/2025	$29,775	$42,629	$32,450
2/28/2025	$28,396	$41,037	$31,828
3/31/2025	$25,757	$37,582	$29,971
4/30/2025	$26,506	$38,185	$29,770
5/31/2025	$29,406	$41,561	$31,657
6/30/2025	$31,819	$44,243	$33,266
7/31/2025	$32,949	$45,874	$33,998

Growth Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	24.33	9.92	12.66
Class C with Load	23.33	9.92	12.66
Russell 3000® Growth Index	22.86	16.73	16.45
Russell 3000® Index	15.68	15.19	13.02

KEY FUND STATISTICS

Total net assets	$3,582,917,430
# of portfolio holdings	68
Portfolio turnover rate	73%
Total advisory fees paid	$23,734,108

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.5
Consumer discretionary	14.7
Communication services	12.5
Financials	12.3
Industrials	9.8
Health care	8.5
Materials	1.7

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	8.9
Microsoft Corp.	8.9
Meta Platforms, Inc. Class A	6.7
Amazon.com, Inc.	4.7
Broadcom, Inc.	4.3
Oracle Corp.	2.2
Mastercard, Inc. Class A	2.1
DoorDash, Inc. Class A	1.9
Arista Networks, Inc.	1.7
Booking Holdings, Inc.	1.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3510 07-25

Annual Shareholder Report

Growth Fund

July 31, 2025

Class A

SGRAX

This annual shareholder report contains important information about Growth Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$126	1.12%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within communication services and financials, where holdings with innovative products and strong demand, such as Robinhood Markets, Inc. and Roblox Corp., contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp. and Broadcom, Inc. detracted from returns.

Total return based on a $10,000 investment

	Class A with Load	Russell 3000® Growth Index	Russell 3000® Index
7/31/2015	$9,425	$10,000	$10,000
8/31/2015	$8,690	$9,381	$9,396
9/30/2015	$8,387	$9,120	$9,122
10/31/2015	$8,920	$9,885	$9,843
11/30/2015	$9,069	$9,937	$9,898
12/31/2015	$8,922	$9,766	$9,694
1/31/2016	$8,060	$9,183	$9,147
2/29/2016	$7,995	$9,175	$9,144
3/31/2016	$8,420	$9,799	$9,788
4/30/2016	$8,606	$9,723	$9,849
5/31/2016	$8,845	$9,917	$10,025
6/30/2016	$8,698	$9,878	$10,046
7/31/2016	$9,266	$10,357	$10,444
8/31/2016	$9,255	$10,318	$10,471
9/30/2016	$9,222	$10,364	$10,488
10/31/2016	$8,869	$10,090	$10,261
11/30/2016	$8,992	$10,359	$10,720
12/31/2016	$8,839	$10,488	$10,929
1/31/2017	$9,374	$10,828	$11,135
2/28/2017	$9,749	$11,263	$11,549
3/31/2017	$9,871	$11,394	$11,557
4/30/2017	$10,199	$11,651	$11,679
5/31/2017	$10,502	$11,924	$11,799
6/30/2017	$10,430	$11,924	$11,905
7/31/2017	$10,744	$12,224	$12,130
8/31/2017	$10,906	$12,430	$12,153
9/30/2017	$11,146	$12,631	$12,449
10/31/2017	$11,582	$13,097	$12,721
11/30/2017	$11,803	$13,493	$13,107
12/31/2017	$11,896	$13,592	$13,238
1/31/2018	$12,918	$14,521	$13,936
2/28/2018	$12,815	$14,138	$13,423
3/31/2018	$12,677	$13,793	$13,153
4/30/2018	$12,666	$13,839	$13,203
5/31/2018	$13,368	$14,466	$13,576
6/30/2018	$13,432	$14,603	$13,665
7/31/2018	$13,716	$15,018	$14,118
8/31/2018	$14,500	$15,848	$14,614
9/30/2018	$14,454	$15,901	$14,638
10/31/2018	$12,921	$14,433	$13,560
11/30/2018	$13,113	$14,592	$13,832
12/31/2018	$11,913	$13,304	$12,544
1/31/2019	$13,253	$14,524	$13,621
2/28/2019	$14,028	$15,075	$14,100
3/31/2019	$14,260	$15,456	$14,306
4/30/2019	$15,211	$16,138	$14,877
5/31/2019	$14,440	$15,106	$13,915
6/30/2019	$15,294	$16,152	$14,892
7/31/2019	$15,574	$16,503	$15,113
8/31/2019	$15,338	$16,337	$14,805
9/30/2019	$15,057	$16,330	$15,065
10/31/2019	$15,294	$16,791	$15,389
11/30/2019	$16,165	$17,551	$15,974
12/31/2019	$16,331	$18,073	$16,436
1/31/2020	$16,967	$18,437	$16,418
2/29/2020	$15,745	$17,177	$15,074
3/31/2020	$13,675	$15,388	$13,001
4/30/2020	$16,187	$17,666	$14,722
5/31/2020	$17,731	$18,880	$15,510
6/30/2020	$18,402	$19,696	$15,864
7/31/2020	$19,792	$21,163	$16,765
8/31/2020	$21,267	$23,295	$17,980
9/30/2020	$20,576	$22,229	$17,325
10/31/2020	$20,432	$21,526	$16,951
11/30/2020	$22,985	$23,823	$19,013
12/31/2020	$24,319	$24,987	$19,869
1/31/2021	$24,000	$24,893	$19,780
2/28/2021	$24,854	$24,944	$20,399
3/31/2021	$23,727	$25,285	$21,130
4/30/2021	$25,366	$26,926	$22,219
5/31/2021	$24,341	$26,527	$22,320
6/30/2021	$26,242	$28,163	$22,871
7/31/2021	$26,840	$28,958	$23,258
8/31/2021	$27,642	$30,005	$23,921
9/30/2021	$26,265	$28,358	$22,848
10/31/2021	$27,836	$30,742	$24,393
11/30/2021	$26,259	$30,825	$24,021
12/31/2021	$26,121	$31,446	$24,967
1/31/2022	$22,760	$28,659	$23,498
2/28/2022	$22,102	$27,516	$22,906
3/31/2022	$22,442	$28,537	$23,649
4/30/2022	$19,251	$25,088	$21,527
5/31/2022	$18,501	$24,511	$21,498
6/30/2022	$17,051	$22,594	$19,700
7/31/2022	$18,961	$25,295	$21,548
8/31/2022	$18,041	$24,172	$20,744
9/30/2022	$16,166	$21,832	$18,820
10/31/2022	$16,662	$23,157	$20,364
11/30/2022	$17,482	$24,170	$21,426
12/31/2022	$16,423	$22,338	$20,172
1/31/2023	$17,911	$24,222	$21,561
2/28/2023	$17,676	$23,936	$21,057
3/31/2023	$18,784	$25,432	$21,620
4/30/2023	$18,837	$25,651	$21,851
5/31/2023	$19,277	$26,754	$21,936
6/30/2023	$20,613	$28,604	$23,433
7/31/2023	$21,121	$29,587	$24,273
8/31/2023	$20,476	$29,255	$23,805
9/30/2023	$19,285	$27,647	$22,671
10/31/2023	$18,875	$27,168	$22,070
11/30/2023	$20,970	$30,107	$24,128
12/31/2023	$21,931	$31,543	$25,408
1/31/2024	$22,677	$32,241	$25,689
2/29/2024	$24,721	$34,460	$27,080
3/31/2024	$25,103	$35,084	$27,953
4/30/2024	$23,856	$33,538	$26,723
5/31/2024	$25,188	$35,536	$27,986
6/30/2024	$26,638	$37,819	$28,852
7/31/2024	$25,807	$37,340	$29,389
8/31/2024	$26,655	$38,060	$30,029
9/30/2024	$27,478	$39,112	$30,650
10/31/2024	$27,291	$38,964	$30,425
11/30/2024	$29,241	$41,594	$32,449
12/31/2024	$28,294	$41,781	$31,457
1/31/2025	$29,239	$42,629	$32,450
2/28/2025	$27,885	$41,037	$31,828
3/31/2025	$25,294	$37,582	$29,971
4/30/2025	$26,029	$38,185	$29,770
5/31/2025	$28,877	$41,561	$31,657
6/30/2025	$31,247	$44,243	$33,266
7/31/2025	$32,355	$45,874	$33,998

Growth Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	25.33	10.33	13.13
Class A with Load	18.11	9.03	12.46
Russell 3000® Growth Index	22.86	16.73	16.45
Russell 3000® Index	15.68	15.19	13.02

KEY FUND STATISTICS

Total net assets	$3,582,917,430
# of portfolio holdings	68
Portfolio turnover rate	73%
Total advisory fees paid	$23,734,108

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.5
Consumer discretionary	14.7
Communication services	12.5
Financials	12.3
Industrials	9.8
Health care	8.5
Materials	1.7

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	8.9
Microsoft Corp.	8.9
Meta Platforms, Inc. Class A	6.7
Amazon.com, Inc.	4.7
Broadcom, Inc.	4.3
Oracle Corp.	2.2
Mastercard, Inc. Class A	2.1
DoorDash, Inc. Class A	1.9
Arista Networks, Inc.	1.7
Booking Holdings, Inc.	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3009 07-25

Annual Shareholder Report

Growth Fund

July 31, 2025

Administrator Class

SGRKX

This annual shareholder report contains important information about Growth Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$108	0.96%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within communication services and financials, where holdings with innovative products and strong demand, such as Robinhood Markets, Inc. and Roblox Corp., contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp. and Broadcom, Inc. detracted from returns.

Total return based on a $10,000 investment

	Administrator Class	Russell 3000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,221	$9,381	$9,396
9/30/2015	$8,899	$9,120	$9,122
10/31/2015	$9,467	$9,885	$9,843
11/30/2015	$9,627	$9,937	$9,898
12/31/2015	$9,472	$9,766	$9,694
1/31/2016	$8,560	$9,183	$9,147
2/29/2016	$8,491	$9,175	$9,144
3/31/2016	$8,943	$9,799	$9,788
4/30/2016	$9,144	$9,723	$9,849
5/31/2016	$9,396	$9,917	$10,025
6/30/2016	$9,243	$9,878	$10,046
7/31/2016	$9,847	$10,357	$10,444
8/31/2016	$9,838	$10,318	$10,471
9/30/2016	$9,804	$10,364	$10,488
10/31/2016	$9,431	$10,090	$10,261
11/30/2016	$9,562	$10,359	$10,720
12/31/2016	$9,401	$10,488	$10,929
1/31/2017	$9,971	$10,828	$11,135
2/28/2017	$10,373	$11,263	$11,549
3/31/2017	$10,507	$11,394	$11,557
4/30/2017	$10,855	$11,651	$11,679
5/31/2017	$11,180	$11,924	$11,799
6/30/2017	$11,105	$11,924	$11,905
7/31/2017	$11,442	$12,224	$12,130
8/31/2017	$11,618	$12,430	$12,153
9/30/2017	$11,873	$12,631	$12,449
10/31/2017	$12,339	$13,097	$12,721
11/30/2017	$12,576	$13,493	$13,107
12/31/2017	$12,681	$13,592	$13,238
1/31/2018	$13,771	$14,521	$13,936
2/28/2018	$13,664	$14,138	$13,423
3/31/2018	$13,518	$13,793	$13,153
4/30/2018	$13,511	$13,839	$13,203
5/31/2018	$14,258	$14,466	$13,576
6/30/2018	$14,328	$14,603	$13,665
7/31/2018	$14,635	$15,018	$14,118
8/31/2018	$15,475	$15,848	$14,614
9/30/2018	$15,428	$15,901	$14,638
10/31/2018	$13,795	$14,433	$13,560
11/30/2018	$14,001	$14,592	$13,832
12/31/2018	$12,723	$13,304	$12,544
1/31/2019	$14,157	$14,524	$13,621
2/28/2019	$14,986	$15,075	$14,100
3/31/2019	$15,234	$15,456	$14,306
4/30/2019	$16,255	$16,138	$14,877
5/31/2019	$15,430	$15,106	$13,915
6/30/2019	$16,347	$16,152	$14,892
7/31/2019	$16,651	$16,503	$15,113
8/31/2019	$16,399	$16,337	$14,805
9/30/2019	$16,103	$16,330	$15,065
10/31/2019	$16,359	$16,791	$15,389
11/30/2019	$17,292	$17,551	$15,974
12/31/2019	$17,472	$18,073	$16,436
1/31/2020	$18,153	$18,437	$16,418
2/29/2020	$16,853	$17,177	$15,074
3/31/2020	$14,635	$15,388	$13,001
4/30/2020	$17,334	$17,666	$14,722
5/31/2020	$18,986	$18,880	$15,510
6/30/2020	$19,708	$19,696	$15,864
7/31/2020	$21,200	$21,163	$16,765
8/31/2020	$22,781	$23,295	$17,980
9/30/2020	$22,046	$22,229	$17,325
10/31/2020	$21,895	$21,526	$16,951
11/30/2020	$24,629	$23,823	$19,013
12/31/2020	$26,067	$24,987	$19,869
1/31/2021	$25,733	$24,893	$19,780
2/28/2021	$26,650	$24,944	$20,399
3/31/2021	$25,448	$25,285	$21,130
4/30/2021	$27,208	$26,926	$22,219
5/31/2021	$26,106	$26,527	$22,320
6/30/2021	$28,156	$28,163	$22,871
7/31/2021	$28,794	$28,958	$23,258
8/31/2021	$29,661	$30,005	$23,921
9/30/2021	$28,191	$28,358	$22,848
10/31/2021	$29,881	$30,742	$24,393
11/30/2021	$28,191	$30,825	$24,021
12/31/2021	$28,050	$31,446	$24,967
1/31/2022	$24,443	$28,659	$23,498
2/28/2022	$23,737	$27,516	$22,906
3/31/2022	$24,111	$28,537	$23,649
4/30/2022	$20,682	$25,088	$21,527
5/31/2022	$19,881	$24,511	$21,498
6/30/2022	$18,321	$22,594	$19,700
7/31/2022	$20,379	$25,295	$21,548
8/31/2022	$19,394	$24,172	$20,744
9/30/2022	$17,383	$21,832	$18,820
10/31/2022	$17,911	$23,157	$20,364
11/30/2022	$18,807	$24,170	$21,426
12/31/2022	$17,664	$22,338	$20,172
1/31/2023	$19,274	$24,222	$21,561
2/28/2023	$19,017	$23,936	$21,057
3/31/2023	$20,219	$25,432	$21,620
4/30/2023	$20,276	$25,651	$21,851
5/31/2023	$20,752	$26,754	$21,936
6/30/2023	$22,193	$28,604	$23,433
7/31/2023	$22,744	$29,587	$24,273
8/31/2023	$22,055	$29,255	$23,805
9/30/2023	$20,771	$27,647	$22,671
10/31/2023	$20,332	$27,168	$22,070
11/30/2023	$22,600	$30,107	$24,128
12/31/2023	$23,631	$31,543	$25,408
1/31/2024	$24,442	$32,241	$25,689
2/29/2024	$26,649	$34,460	$27,080
3/31/2024	$27,065	$35,084	$27,953
4/30/2024	$25,729	$33,538	$26,723
5/31/2024	$27,167	$35,536	$27,986
6/30/2024	$28,734	$37,819	$28,852
7/31/2024	$27,834	$37,340	$29,389
8/31/2024	$28,754	$38,060	$30,029
9/30/2024	$29,653	$39,112	$30,650
10/31/2024	$29,449	$38,964	$30,425
11/30/2024	$31,561	$41,594	$32,449
12/31/2024	$30,541	$41,781	$31,457
1/31/2025	$31,567	$42,629	$32,450
2/28/2025	$30,113	$41,037	$31,828
3/31/2025	$27,317	$37,582	$29,971
4/30/2025	$28,112	$38,185	$29,770
5/31/2025	$31,191	$41,561	$31,657
6/30/2025	$33,757	$44,243	$33,266
7/31/2025	$34,954	$45,874	$33,998

Growth Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	25.55	10.52	13.33
Russell 3000® Growth Index	22.86	16.73	16.45
Russell 3000® Index	15.68	15.19	13.02

KEY FUND STATISTICS

Total net assets	$3,582,917,430
# of portfolio holdings	68
Portfolio turnover rate	73%
Total advisory fees paid	$23,734,108

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.5
Consumer discretionary	14.7
Communication services	12.5
Financials	12.3
Industrials	9.8
Health care	8.5
Materials	1.7

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	8.9
Microsoft Corp.	8.9
Meta Platforms, Inc. Class A	6.7
Amazon.com, Inc.	4.7
Broadcom, Inc.	4.3
Oracle Corp.	2.2
Mastercard, Inc. Class A	2.1
DoorDash, Inc. Class A	1.9
Arista Networks, Inc.	1.7
Booking Holdings, Inc.	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3608 07-25

Annual Shareholder Report

Large Cap Core Fund

July 31, 2025

Institutional Class

EGOIX

This annual shareholder report contains important information about Large Cap Core Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$74	0.67%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. Domestic large-cap stocks outperformed domestic small-cap stocks.

· Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

· Stock selection was the main contributor to outperformance, adding value in 6 of 11 sectors. This was primarily due to positive stock selection within the financials, health care, and industrials sectors. The largest individual contributors to relative performance were Twilio, Inc.; Interactive Brokers Group, Inc.; and United Airlines Holdings, Inc. A slight underweight to consumer discretionary contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

· Negative stock selection within energy, consumer staples, and consumer discretionary detracted from relative performance. The three largest individual detractors from relative performance were Regeneron Pharmaceuticals, Inc., Lennar Corporation, and Owens Corning.

Total return based on a $10,000 investment

	Institutional Class	S&P 500 Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,466	$9,397
9/30/2015	$9,214	$9,164
10/31/2015	$9,943	$9,937
11/30/2015	$9,962	$9,967
12/31/2015	$9,705	$9,810
1/31/2016	$8,939	$9,323
2/29/2016	$8,869	$9,310
3/31/2016	$9,399	$9,942
4/30/2016	$9,316	$9,980
5/31/2016	$9,463	$10,160
6/30/2016	$9,297	$10,186
7/31/2016	$9,725	$10,561
8/31/2016	$9,769	$10,576
9/30/2016	$9,769	$10,578
10/31/2016	$9,603	$10,385
11/30/2016	$10,338	$10,770
12/31/2016	$10,561	$10,983
1/31/2017	$10,697	$11,191
2/28/2017	$11,156	$11,635
3/31/2017	$11,078	$11,649
4/30/2017	$11,214	$11,769
5/31/2017	$11,337	$11,934
6/30/2017	$11,421	$12,009
7/31/2017	$11,712	$12,256
8/31/2017	$11,757	$12,293
9/30/2017	$12,138	$12,547
10/31/2017	$12,578	$12,840
11/30/2017	$12,959	$13,233
12/31/2017	$13,072	$13,380
1/31/2018	$13,911	$14,147
2/28/2018	$13,343	$13,625
3/31/2018	$13,006	$13,279
4/30/2018	$13,059	$13,330
5/31/2018	$13,448	$13,651
6/30/2018	$13,402	$13,735
7/31/2018	$13,838	$14,246
8/31/2018	$14,294	$14,710
9/30/2018	$14,221	$14,794
10/31/2018	$13,052	$13,783
11/30/2018	$13,211	$14,064
12/31/2018	$11,980	$12,794
1/31/2019	$12,972	$13,819
2/28/2019	$13,378	$14,263
3/31/2019	$13,536	$14,540
4/30/2019	$13,994	$15,129
5/31/2019	$12,837	$14,167
6/30/2019	$13,934	$15,166
7/31/2019	$14,054	$15,384
8/31/2019	$13,656	$15,140
9/30/2019	$13,987	$15,423
10/31/2019	$14,302	$15,757
11/30/2019	$15,009	$16,329
12/31/2019	$15,350	$16,822
1/31/2020	$14,975	$16,816
2/29/2020	$13,600	$15,431
3/31/2020	$11,740	$13,525
4/30/2020	$13,307	$15,259
5/31/2020	$14,067	$15,986
6/30/2020	$14,113	$16,304
7/31/2020	$14,507	$17,223
8/31/2020	$15,213	$18,461
9/30/2020	$14,617	$17,760
10/31/2020	$14,443	$17,287
11/30/2020	$16,001	$19,180
12/31/2020	$16,655	$19,917
1/31/2021	$16,687	$19,716
2/28/2021	$17,376	$20,260
3/31/2021	$18,395	$21,147
4/30/2021	$19,286	$22,276
5/31/2021	$19,519	$22,431
6/30/2021	$19,636	$22,955
7/31/2021	$20,081	$23,500
8/31/2021	$20,686	$24,215
9/30/2021	$19,593	$23,089
10/31/2021	$20,909	$24,706
11/30/2021	$20,856	$24,535
12/31/2021	$21,887	$25,635
1/31/2022	$20,905	$24,308
2/28/2022	$20,698	$23,580
3/31/2022	$20,977	$24,456
4/30/2022	$19,279	$22,323
5/31/2022	$19,582	$22,364
6/30/2022	$17,677	$20,518
7/31/2022	$19,424	$22,410
8/31/2022	$18,697	$21,496
9/30/2022	$17,083	$19,516
10/31/2022	$19,060	$21,096
11/30/2022	$20,080	$22,275
12/31/2022	$18,865	$20,992
1/31/2023	$19,913	$22,311
2/28/2023	$19,627	$21,767
3/31/2023	$20,063	$22,566
4/30/2023	$20,227	$22,918
5/31/2023	$20,118	$23,018
6/30/2023	$21,725	$24,538
7/31/2023	$22,706	$25,327
8/31/2023	$22,215	$24,923
9/30/2023	$21,289	$23,735
10/31/2023	$20,663	$23,236
11/30/2023	$22,433	$25,358
12/31/2023	$23,614	$26,510
1/31/2024	$24,030	$26,956
2/29/2024	$25,099	$28,395
3/31/2024	$26,316	$29,309
4/30/2024	$25,128	$28,111
5/31/2024	$26,390	$29,505
6/30/2024	$27,459	$30,564
7/31/2024	$27,607	$30,936
8/31/2024	$28,156	$31,687
9/30/2024	$28,394	$32,363
10/31/2024	$28,661	$32,070
11/30/2024	$30,813	$33,952
12/31/2024	$29,823	$33,143
1/31/2025	$31,613	$34,066
2/28/2025	$30,258	$33,621
3/31/2025	$28,101	$31,727
4/30/2025	$28,268	$31,512
5/31/2025	$30,242	$33,495
6/30/2025	$32,182	$35,199
7/31/2025	$33,001	$35,989

Large Cap Core Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	19.54	17.87	12.68
S&P 500 Index	16.33	15.88	13.66

KEY FUND STATISTICS

Total net assets	$592,772,427
# of portfolio holdings	52
Portfolio turnover rate	41%
Total advisory fees paid	$3,134,248

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.2
Industrials	11.6
Financials	11.1
Communication services	10.9
Health care	10.9
Consumer discretionary	10.6
Real estate	4.5
Energy	4.1
Consumer staples	3.6
Materials	2.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.0
Broadcom, Inc.	4.2
Apple, Inc.	3.9
Alphabet, Inc. Class C	3.8
Netflix, Inc.	2.9
Amazon.com, Inc.	2.7
Ulta Beauty, Inc.	2.5
EMCOR Group, Inc.	2.5
Interactive Brokers Group, Inc. Class A	2.4
Generac Holdings, Inc.	2.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4703 07-25

Annual Shareholder Report

Large Cap Core Fund

July 31, 2025

Class R6

EGORX

This annual shareholder report contains important information about Large Cap Core Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$71	0.65%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. Domestic large-cap stocks outperformed domestic small-cap stocks.

· Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

· Stock selection was the main contributor to outperformance, adding value in 6 of 11 sectors. This was primarily due to positive stock selection within the financials, health care, and industrials sectors. The largest individual contributors to relative performance were Twilio, Inc.; Interactive Brokers Group, Inc.; and United Airlines Holdings, Inc. A slight underweight to consumer discretionary contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

· Negative stock selection within energy, consumer staples, and consumer discretionary detracted from relative performance. The three largest individual detractors from relative performance were Regeneron Pharmaceuticals, Inc., Lennar Corporation, and Owens Corning.

Total return based on a $10,000 investment

	Class R6	S&P 500 Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,466	$9,397
9/30/2015	$9,214	$9,164
10/31/2015	$9,943	$9,937
11/30/2015	$9,962	$9,967
12/31/2015	$9,708	$9,810
1/31/2016	$8,942	$9,323
2/29/2016	$8,866	$9,310
3/31/2016	$9,402	$9,942
4/30/2016	$9,313	$9,980
5/31/2016	$9,466	$10,160
6/30/2016	$9,300	$10,186
7/31/2016	$9,727	$10,561
8/31/2016	$9,772	$10,576
9/30/2016	$10,059	$10,578
10/31/2016	$9,887	$10,385
11/30/2016	$10,640	$10,770
12/31/2016	$10,876	$10,983
1/31/2017	$11,009	$11,191
2/28/2017	$11,489	$11,635
3/31/2017	$11,402	$11,649
4/30/2017	$11,549	$11,769
5/31/2017	$11,676	$11,934
6/30/2017	$11,763	$12,009
7/31/2017	$12,063	$12,256
8/31/2017	$12,103	$12,293
9/30/2017	$12,496	$12,547
10/31/2017	$12,956	$12,840
11/30/2017	$13,350	$13,233
12/31/2017	$13,463	$13,380
1/31/2018	$14,328	$14,147
2/28/2018	$13,742	$13,625
3/31/2018	$13,395	$13,279
4/30/2018	$13,449	$13,330
5/31/2018	$13,851	$13,651
6/30/2018	$13,803	$13,735
7/31/2018	$14,253	$14,246
8/31/2018	$14,723	$14,710
9/30/2018	$14,648	$14,794
10/31/2018	$13,449	$13,783
11/30/2018	$13,606	$14,064
12/31/2018	$12,342	$12,794
1/31/2019	$13,358	$13,819
2/28/2019	$13,784	$14,263
3/31/2019	$13,947	$14,540
4/30/2019	$14,420	$15,129
5/31/2019	$13,226	$14,167
6/30/2019	$14,350	$15,166
7/31/2019	$14,482	$15,384
8/31/2019	$14,063	$15,140
9/30/2019	$14,412	$15,423
10/31/2019	$14,737	$15,757
11/30/2019	$15,466	$16,329
12/31/2019	$15,810	$16,822
1/31/2020	$15,432	$16,816
2/29/2020	$14,014	$15,431
3/31/2020	$12,094	$13,525
4/30/2020	$13,721	$15,259
5/31/2020	$14,496	$15,986
6/30/2020	$14,543	$16,304
7/31/2020	$14,950	$17,223
8/31/2020	$15,678	$18,461
9/30/2020	$15,073	$17,760
10/31/2020	$14,884	$17,287
11/30/2020	$16,491	$19,180
12/31/2020	$17,166	$19,917
1/31/2021	$17,198	$19,716
2/28/2021	$17,921	$20,260
3/31/2021	$18,961	$21,147
4/30/2021	$19,881	$22,276
5/31/2021	$20,121	$22,431
6/30/2021	$20,242	$22,955
7/31/2021	$20,702	$23,500
8/31/2021	$21,326	$24,215
9/30/2021	$20,198	$23,089
10/31/2021	$21,566	$24,706
11/30/2021	$21,501	$24,535
12/31/2021	$22,573	$25,635
1/31/2022	$21,558	$24,308
2/28/2022	$21,333	$23,580
3/31/2022	$21,633	$24,456
4/30/2022	$19,867	$22,323
5/31/2022	$20,193	$22,364
6/30/2022	$18,226	$20,518
7/31/2022	$20,030	$22,410
8/31/2022	$19,278	$21,496
9/30/2022	$17,612	$19,516
10/31/2022	$19,654	$21,096
11/30/2022	$20,706	$22,275
12/31/2022	$19,452	$20,992
1/31/2023	$20,535	$22,311
2/28/2023	$20,254	$21,767
3/31/2023	$20,690	$22,566
4/30/2023	$20,858	$22,918
5/31/2023	$20,746	$23,018
6/30/2023	$22,406	$24,538
7/31/2023	$23,418	$25,327
8/31/2023	$22,912	$24,923
9/30/2023	$21,956	$23,735
10/31/2023	$21,309	$23,236
11/30/2023	$23,137	$25,358
12/31/2023	$24,348	$26,510
1/31/2024	$24,793	$26,956
2/29/2024	$25,897	$28,395
3/31/2024	$27,139	$29,309
4/30/2024	$25,912	$28,111
5/31/2024	$27,215	$29,505
6/30/2024	$28,319	$30,564
7/31/2024	$28,488	$30,936
8/31/2024	$29,040	$31,687
9/30/2024	$29,301	$32,363
10/31/2024	$29,561	$32,070
11/30/2024	$31,784	$33,952
12/31/2024	$30,758	$33,143
1/31/2025	$32,609	$34,066
2/28/2025	$31,207	$33,621
3/31/2025	$28,976	$31,727
4/30/2025	$29,149	$31,512
5/31/2025	$31,190	$33,495
6/30/2025	$33,197	$35,199
7/31/2025	$34,044	$35,989

Large Cap Core Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	19.50	17.89	13.03
S&P 500 Index	16.33	15.88	13.66
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on September 30, 2015 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

KEY FUND STATISTICS

Total net assets	$592,772,427
# of portfolio holdings	52
Portfolio turnover rate	41%
Total advisory fees paid	$3,134,248

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.2
Industrials	11.6
Financials	11.1
Communication services	10.9
Health care	10.9
Consumer discretionary	10.6
Real estate	4.5
Energy	4.1
Consumer staples	3.6
Materials	2.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.0
Broadcom, Inc.	4.2
Apple, Inc.	3.9
Alphabet, Inc. Class C	3.8
Netflix, Inc.	2.9
Amazon.com, Inc.	2.7
Ulta Beauty, Inc.	2.5
EMCOR Group, Inc.	2.5
Interactive Brokers Group, Inc. Class A	2.4
Generac Holdings, Inc.	2.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4685 07-25

Annual Shareholder Report

Large Cap Core Fund

July 31, 2025

Class C

EGOCX

This annual shareholder report contains important information about Large Cap Core Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$198	1.82%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. Domestic large-cap stocks outperformed domestic small-cap stocks.

· Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

· Stock selection was the main contributor to outperformance, adding value in 6 of 11 sectors. This was primarily due to positive stock selection within the financials, health care, and industrials sectors. The largest individual contributors to relative performance were Twilio, Inc.; Interactive Brokers Group, Inc.; and United Airlines Holdings, Inc. A slight underweight to consumer discretionary contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

· Negative stock selection within energy, consumer staples, and consumer discretionary detracted from relative performance. The three largest individual detractors from relative performance were Regeneron Pharmaceuticals, Inc., Lennar Corporation, and Owens Corning.

Total return based on a $10,000 investment

	Class C with Load	S&P 500 Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,455	$9,397
9/30/2015	$9,199	$9,164
10/31/2015	$9,910	$9,937
11/30/2015	$9,923	$9,967
12/31/2015	$9,661	$9,810
1/31/2016	$8,886	$9,323
2/29/2016	$8,808	$9,310
3/31/2016	$9,325	$9,942
4/30/2016	$9,228	$9,980
5/31/2016	$9,371	$10,160
6/30/2016	$9,196	$10,186
7/31/2016	$9,610	$10,561
8/31/2016	$9,642	$10,576
9/30/2016	$9,635	$10,578
10/31/2016	$9,461	$10,385
11/30/2016	$10,172	$10,770
12/31/2016	$10,385	$10,983
1/31/2017	$10,501	$11,191
2/28/2017	$10,947	$11,635
3/31/2017	$10,857	$11,649
4/30/2017	$10,980	$11,769
5/31/2017	$11,090	$11,934
6/30/2017	$11,161	$12,009
7/31/2017	$11,439	$12,256
8/31/2017	$11,464	$12,293
9/30/2017	$11,826	$12,547
10/31/2017	$12,246	$12,840
11/30/2017	$12,608	$13,233
12/31/2017	$12,705	$13,380
1/31/2018	$13,502	$14,147
2/28/2018	$12,940	$13,625
3/31/2018	$12,600	$13,279
4/30/2018	$12,639	$13,330
5/31/2018	$12,999	$13,651
6/30/2018	$12,947	$13,735
7/31/2018	$13,358	$14,246
8/31/2018	$13,777	$14,710
9/30/2018	$13,698	$14,794
10/31/2018	$12,561	$13,783
11/30/2018	$12,698	$14,064
12/31/2018	$11,506	$12,794
1/31/2019	$12,441	$13,819
2/28/2019	$12,823	$14,263
3/31/2019	$12,963	$14,540
4/30/2019	$13,390	$15,129
5/31/2019	$12,271	$14,167
6/30/2019	$13,301	$15,166
7/31/2019	$13,404	$15,384
8/31/2019	$13,007	$15,140
9/30/2019	$13,316	$15,423
10/31/2019	$13,603	$15,757
11/30/2019	$14,258	$16,329
12/31/2019	$14,571	$16,822
1/31/2020	$14,207	$16,816
2/29/2020	$12,885	$15,431
3/31/2020	$11,110	$13,525
4/30/2020	$12,592	$15,259
5/31/2020	$13,293	$15,986
6/30/2020	$13,320	$16,304
7/31/2020	$13,674	$17,223
8/31/2020	$14,331	$18,461
9/30/2020	$13,763	$17,760
10/31/2020	$13,577	$17,287
11/30/2020	$15,032	$19,180
12/31/2020	$15,622	$19,917
1/31/2021	$15,642	$19,716
2/28/2021	$16,283	$20,260
3/31/2021	$17,220	$21,147
4/30/2021	$18,024	$22,276
5/31/2021	$18,227	$22,431
6/30/2021	$18,319	$22,955
7/31/2021	$18,716	$23,500
8/31/2021	$19,265	$24,215
9/30/2021	$18,227	$23,089
10/31/2021	$19,438	$24,706
11/30/2021	$19,367	$24,535
12/31/2021	$20,311	$25,635
1/31/2022	$19,370	$24,308
2/28/2022	$19,161	$23,580
3/31/2022	$19,405	$24,456
4/30/2022	$17,813	$22,323
5/31/2022	$18,080	$22,364
6/30/2022	$16,302	$20,518
7/31/2022	$17,894	$22,410
8/31/2022	$17,209	$21,496
9/30/2022	$15,710	$19,516
10/31/2022	$17,511	$21,096
11/30/2022	$18,429	$22,275
12/31/2022	$17,300	$20,992
1/31/2023	$18,245	$22,311
2/28/2023	$17,973	$21,767
3/31/2023	$18,335	$22,566
4/30/2023	$18,465	$22,918
5/31/2023	$18,361	$23,018
6/30/2023	$19,797	$24,538
7/31/2023	$20,677	$25,327
8/31/2023	$20,238	$24,923
9/30/2023	$19,386	$23,735
10/31/2023	$18,809	$23,236
11/30/2023	$20,414	$25,358
12/31/2023	$21,478	$26,510
1/31/2024	$21,846	$26,956
2/29/2024	$22,813	$28,395
3/31/2024	$23,903	$29,309
4/30/2024	$22,827	$28,111
5/31/2024	$23,958	$29,505
6/30/2024	$24,925	$30,564
7/31/2024	$25,062	$30,936
8/31/2024	$25,539	$31,687
9/30/2024	$25,757	$32,363
10/31/2024	$25,988	$32,070
11/30/2024	$27,924	$33,952
12/31/2024	$27,020	$33,143
1/31/2025	$28,630	$34,066
2/28/2025	$27,403	$33,621
3/31/2025	$25,440	$31,727
4/30/2025	$25,578	$31,512
5/31/2025	$27,357	$33,495
6/30/2025	$29,105	$35,199
7/31/2025	$29,841	$35,989

Large Cap Core Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	18.09	16.52	11.55
Class C with Load	17.09	16.52	11.55
S&P 500 Index	16.33	15.88	13.66

KEY FUND STATISTICS

Total net assets	$592,772,427
# of portfolio holdings	52
Portfolio turnover rate	41%
Total advisory fees paid	$3,134,248

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.2
Industrials	11.6
Financials	11.1
Communication services	10.9
Health care	10.9
Consumer discretionary	10.6
Real estate	4.5
Energy	4.1
Consumer staples	3.6
Materials	2.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.0
Broadcom, Inc.	4.2
Apple, Inc.	3.9
Alphabet, Inc. Class C	3.8
Netflix, Inc.	2.9
Amazon.com, Inc.	2.7
Ulta Beauty, Inc.	2.5
EMCOR Group, Inc.	2.5
Interactive Brokers Group, Inc. Class A	2.4
Generac Holdings, Inc.	2.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4519 07-25

Annual Shareholder Report

Large Cap Core Fund

July 31, 2025

Class A

EGOAX

This annual shareholder report contains important information about Large Cap Core Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$113	1.03%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. Domestic large-cap stocks outperformed domestic small-cap stocks.

· Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

· Stock selection was the main contributor to outperformance, adding value in 6 of 11 sectors. This was primarily due to positive stock selection within the financials, health care, and industrials sectors. The largest individual contributors to relative performance were Twilio, Inc.; Interactive Brokers Group, Inc.; and United Airlines Holdings, Inc. A slight underweight to consumer discretionary contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

· Negative stock selection within energy, consumer staples, and consumer discretionary detracted from relative performance. The three largest individual detractors from relative performance were Regeneron Pharmaceuticals, Inc., Lennar Corporation, and Owens Corning.

Total return based on a $10,000 investment

	Class A with Load	S&P 500 Index
7/31/2015	$9,428	$10,000
8/31/2015	$8,921	$9,397
9/30/2015	$8,682	$9,164
10/31/2015	$9,362	$9,937
11/30/2015	$9,380	$9,967
12/31/2015	$9,133	$9,810
1/31/2016	$8,409	$9,323
2/29/2016	$8,337	$9,310
3/31/2016	$8,838	$9,942
4/30/2016	$8,753	$9,980
5/31/2016	$8,892	$10,160
6/30/2016	$8,729	$10,186
7/31/2016	$9,127	$10,561
8/31/2016	$9,164	$10,576
9/30/2016	$9,164	$10,578
10/31/2016	$9,001	$10,385
11/30/2016	$9,688	$10,770
12/31/2016	$9,896	$10,983
1/31/2017	$10,017	$11,191
2/28/2017	$10,443	$11,635
3/31/2017	$10,364	$11,649
4/30/2017	$10,491	$11,769
5/31/2017	$10,601	$11,934
6/30/2017	$10,680	$12,009
7/31/2017	$10,947	$12,256
8/31/2017	$10,984	$12,293
9/30/2017	$11,336	$12,547
10/31/2017	$11,744	$12,840
11/30/2017	$12,096	$13,233
12/31/2017	$12,194	$13,380
1/31/2018	$12,973	$14,147
2/28/2018	$12,441	$13,625
3/31/2018	$12,120	$13,279
4/30/2018	$12,163	$13,330
5/31/2018	$12,522	$13,651
6/30/2018	$12,478	$13,735
7/31/2018	$12,881	$14,246
8/31/2018	$13,295	$14,710
9/30/2018	$13,227	$14,794
10/31/2018	$12,138	$13,783
11/30/2018	$12,274	$14,064
12/31/2018	$11,129	$12,794
1/31/2019	$12,048	$13,819
2/28/2019	$12,420	$14,263
3/31/2019	$12,560	$14,540
4/30/2019	$12,981	$15,129
5/31/2019	$11,908	$14,167
6/30/2019	$12,918	$15,166
7/31/2019	$13,023	$15,384
8/31/2019	$12,651	$15,140
9/30/2019	$12,953	$15,423
10/31/2019	$13,247	$15,757
11/30/2019	$13,892	$16,329
12/31/2019	$14,205	$16,822
1/31/2020	$13,855	$16,816
2/29/2020	$12,576	$15,431
3/31/2020	$10,854	$13,525
4/30/2020	$12,303	$15,259
5/31/2020	$12,994	$15,986
6/30/2020	$13,037	$16,304
7/31/2020	$13,395	$17,223
8/31/2020	$14,043	$18,461
9/30/2020	$13,489	$17,760
10/31/2020	$13,327	$17,287
11/30/2020	$14,750	$19,180
12/31/2020	$15,352	$19,917
1/31/2021	$15,381	$19,716
2/28/2021	$16,011	$20,260
3/31/2021	$16,946	$21,147
4/30/2021	$17,753	$22,276
5/31/2021	$17,969	$22,431
6/30/2021	$18,068	$22,955
7/31/2021	$18,471	$23,500
8/31/2021	$19,022	$24,215
9/30/2021	$18,009	$23,089
10/31/2021	$19,219	$24,706
11/30/2021	$19,160	$24,535
12/31/2021	$20,108	$25,635
1/31/2022	$19,187	$24,308
2/28/2022	$18,996	$23,580
3/31/2022	$19,254	$24,456
4/30/2022	$17,671	$22,323
5/31/2022	$17,963	$22,364
6/30/2022	$16,201	$20,518
7/31/2022	$17,795	$22,410
8/31/2022	$17,121	$21,496
9/30/2022	$15,639	$19,516
10/31/2022	$17,447	$21,096
11/30/2022	$18,368	$22,275
12/31/2022	$17,261	$20,992
1/31/2023	$18,216	$22,311
2/28/2023	$17,952	$21,767
3/31/2023	$18,329	$22,566
4/30/2023	$18,467	$22,918
5/31/2023	$18,367	$23,018
6/30/2023	$19,824	$24,538
7/31/2023	$20,716	$25,327
8/31/2023	$20,276	$24,923
9/30/2023	$19,422	$23,735
10/31/2023	$18,844	$23,236
11/30/2023	$20,452	$25,358
12/31/2023	$21,518	$26,510
1/31/2024	$21,886	$26,956
2/29/2024	$22,856	$28,395
3/31/2024	$23,948	$29,309
4/30/2024	$22,869	$28,111
5/31/2024	$24,002	$29,505
6/30/2024	$24,972	$30,564
7/31/2024	$25,108	$30,936
8/31/2024	$25,586	$31,687
9/30/2024	$25,805	$32,363
10/31/2024	$26,037	$32,070
11/30/2024	$27,976	$33,952
12/31/2024	$27,070	$33,143
1/31/2025	$28,683	$34,066
2/28/2025	$27,454	$33,621
3/31/2025	$25,488	$31,727
4/30/2025	$25,626	$31,512
5/31/2025	$27,408	$33,495
6/30/2025	$29,159	$35,199
7/31/2025	$29,897	$35,989

Large Cap Core Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	19.07	17.42	12.23
Class A with Load	12.24	16.03	11.57
S&P 500 Index	16.33	15.88	13.66

KEY FUND STATISTICS

Total net assets	$592,772,427
# of portfolio holdings	52
Portfolio turnover rate	41%
Total advisory fees paid	$3,134,248

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.2
Industrials	11.6
Financials	11.1
Communication services	10.9
Health care	10.9
Consumer discretionary	10.6
Real estate	4.5
Energy	4.1
Consumer staples	3.6
Materials	2.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.0
Broadcom, Inc.	4.2
Apple, Inc.	3.9
Alphabet, Inc. Class C	3.8
Netflix, Inc.	2.9
Amazon.com, Inc.	2.7
Ulta Beauty, Inc.	2.5
EMCOR Group, Inc.	2.5
Interactive Brokers Group, Inc. Class A	2.4
Generac Holdings, Inc.	2.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4314 07-25

Annual Shareholder Report

Large Cap Core Fund

July 31, 2025

Administrator Class

WFLLX

This annual shareholder report contains important information about Large Cap Core Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$106	0.97%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. Domestic large-cap stocks outperformed domestic small-cap stocks.

· Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

· Stock selection was the main contributor to outperformance, adding value in 6 of 11 sectors. This was primarily due to positive stock selection within the financials, health care, and industrials sectors. The largest individual contributors to relative performance were Twilio, Inc.; Interactive Brokers Group, Inc.; and United Airlines Holdings, Inc. A slight underweight to consumer discretionary contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

· Negative stock selection within energy, consumer staples, and consumer discretionary detracted from relative performance. The three largest individual detractors from relative performance were Regeneron Pharmaceuticals, Inc., Lennar Corporation, and Owens Corning.

Total return based on a $10,000 investment

	Administrator Class	S&P 500 Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,464	$9,397
9/30/2015	$9,212	$9,164
10/31/2015	$9,937	$9,937
11/30/2015	$9,956	$9,967
12/31/2015	$9,702	$9,810
1/31/2016	$8,935	$9,323
2/29/2016	$8,859	$9,310
3/31/2016	$9,383	$9,942
4/30/2016	$9,300	$9,980
5/31/2016	$9,447	$10,160
6/30/2016	$9,280	$10,186
7/31/2016	$9,702	$10,561
8/31/2016	$9,741	$10,576
9/30/2016	$9,741	$10,578
10/31/2016	$9,568	$10,385
11/30/2016	$10,297	$10,770
12/31/2016	$10,517	$10,983
1/31/2017	$10,645	$11,191
2/28/2017	$11,105	$11,635
3/31/2017	$11,022	$11,649
4/30/2017	$11,156	$11,769
5/31/2017	$11,271	$11,934
6/30/2017	$11,354	$12,009
7/31/2017	$11,642	$12,256
8/31/2017	$11,680	$12,293
9/30/2017	$12,057	$12,547
10/31/2017	$12,492	$12,840
11/30/2017	$12,869	$13,233
12/31/2017	$12,979	$13,380
1/31/2018	$13,806	$14,147
2/28/2018	$13,240	$13,625
3/31/2018	$12,901	$13,279
4/30/2018	$12,946	$13,330
5/31/2018	$13,331	$13,651
6/30/2018	$13,285	$13,735
7/31/2018	$13,715	$14,246
8/31/2018	$14,158	$14,710
9/30/2018	$14,087	$14,794
10/31/2018	$12,927	$13,783
11/30/2018	$13,077	$14,064
12/31/2018	$11,851	$12,794
1/31/2019	$12,833	$13,819
2/28/2019	$13,231	$14,263
3/31/2019	$13,386	$14,540
4/30/2019	$13,836	$15,129
5/31/2019	$12,693	$14,167
6/30/2019	$13,770	$15,166
7/31/2019	$13,888	$15,384
8/31/2019	$13,482	$15,140
9/30/2019	$13,814	$15,423
10/31/2019	$14,124	$15,757
11/30/2019	$14,811	$16,329
12/31/2019	$15,142	$16,822
1/31/2020	$14,784	$16,816
2/29/2020	$13,414	$15,431
3/31/2020	$11,578	$13,525
4/30/2020	$13,127	$15,259
5/31/2020	$13,870	$15,986
6/30/2020	$13,906	$16,304
7/31/2020	$14,291	$17,223
8/31/2020	$14,990	$18,461
9/30/2020	$14,399	$17,760
10/31/2020	$14,220	$17,287
11/30/2020	$15,751	$19,180
12/31/2020	$16,392	$19,917
1/31/2021	$16,423	$19,716
2/28/2021	$17,102	$20,260
3/31/2021	$18,101	$21,147
4/30/2021	$18,956	$22,276
5/31/2021	$19,192	$22,431
6/30/2021	$19,295	$22,955
7/31/2021	$19,728	$23,500
8/31/2021	$20,325	$24,215
9/30/2021	$19,244	$23,089
10/31/2021	$20,531	$24,706
11/30/2021	$20,469	$24,535
12/31/2021	$21,487	$25,635
1/31/2022	$20,514	$24,308
2/28/2022	$20,302	$23,580
3/31/2022	$20,572	$24,456
4/30/2022	$18,895	$22,323
5/31/2022	$19,200	$22,364
6/30/2022	$17,323	$20,518
7/31/2022	$19,024	$22,410
8/31/2022	$18,309	$21,496
9/30/2022	$16,725	$19,516
10/31/2022	$18,660	$21,096
11/30/2022	$19,646	$22,275
12/31/2022	$18,456	$20,992
1/31/2023	$19,479	$22,311
2/28/2023	$19,203	$21,767
3/31/2023	$19,610	$22,566
4/30/2023	$19,767	$22,918
5/31/2023	$19,662	$23,018
6/30/2023	$21,222	$24,538
7/31/2023	$22,166	$25,327
8/31/2023	$21,694	$24,923
9/30/2023	$20,789	$23,735
10/31/2023	$20,173	$23,236
11/30/2023	$21,891	$25,358
12/31/2023	$23,031	$26,510
1/31/2024	$23,443	$26,956
2/29/2024	$24,468	$28,395
3/31/2024	$25,648	$29,309
4/30/2024	$24,482	$28,111
5/31/2024	$25,705	$29,505
6/30/2024	$26,744	$30,564
7/31/2024	$26,886	$30,936
8/31/2024	$27,412	$31,687
9/30/2024	$27,640	$32,363
10/31/2024	$27,882	$32,070
11/30/2024	$29,973	$33,952
12/31/2024	$29,004	$33,143
1/31/2025	$30,728	$34,066
2/28/2025	$29,403	$33,621
3/31/2025	$27,296	$31,727
4/30/2025	$27,456	$31,512
5/31/2025	$29,371	$33,495
6/30/2025	$31,255	$35,199
7/31/2025	$32,037	$35,989

Large Cap Core Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	19.16	17.52	12.35
S&P 500 Index	16.33	15.88	13.66

KEY FUND STATISTICS

Total net assets	$592,772,427
# of portfolio holdings	52
Portfolio turnover rate	41%
Total advisory fees paid	$3,134,248

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.2
Industrials	11.6
Financials	11.1
Communication services	10.9
Health care	10.9
Consumer discretionary	10.6
Real estate	4.5
Energy	4.1
Consumer staples	3.6
Materials	2.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.0
Broadcom, Inc.	4.2
Apple, Inc.	3.9
Alphabet, Inc. Class C	3.8
Netflix, Inc.	2.9
Amazon.com, Inc.	2.7
Ulta Beauty, Inc.	2.5
EMCOR Group, Inc.	2.5
Interactive Brokers Group, Inc. Class A	2.4
Generac Holdings, Inc.	2.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3723 07-25

Annual Shareholder Report

Large Cap Growth Fund

July 31, 2025

Institutional Class

STNFX

This annual shareholder report contains important information about Large Cap Growth Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$79	0.70%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within communication services and consumer discretionary, where holdings with innovative services and strong demand, such as Meta Platforms, Inc. and DoorDash, Inc. contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp. and Broadcom, Inc. detracted from returns.

Total return based on a $10,000 investment

	Institutional Class	Russell 1000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,392	$9,393	$9,396
9/30/2015	$9,171	$9,160	$9,122
10/31/2015	$9,958	$9,949	$9,843
11/30/2015	$9,972	$9,977	$9,898
12/31/2015	$9,771	$9,831	$9,694
1/31/2016	$8,989	$9,282	$9,147
2/29/2016	$8,886	$9,278	$9,144
3/31/2016	$9,384	$9,904	$9,788
4/30/2016	$9,386	$9,813	$9,849
5/31/2016	$9,563	$10,004	$10,025
6/30/2016	$9,318	$9,964	$10,046
7/31/2016	$9,851	$10,435	$10,444
8/31/2016	$9,799	$10,383	$10,471
9/30/2016	$9,797	$10,421	$10,488
10/31/2016	$9,552	$10,176	$10,261
11/30/2016	$9,630	$10,398	$10,720
12/31/2016	$9,559	$10,526	$10,929
1/31/2017	$9,992	$10,881	$11,135
2/28/2017	$10,354	$11,333	$11,549
3/31/2017	$10,479	$11,464	$11,557
4/30/2017	$10,783	$11,726	$11,679
5/31/2017	$11,132	$12,031	$11,799
6/30/2017	$11,003	$11,999	$11,905
7/31/2017	$11,327	$12,318	$12,130
8/31/2017	$11,512	$12,544	$12,153
9/30/2017	$11,754	$12,707	$12,449
10/31/2017	$12,260	$13,200	$12,721
11/30/2017	$12,620	$13,601	$13,107
12/31/2017	$12,746	$13,707	$13,238
1/31/2018	$13,917	$14,677	$13,936
2/28/2018	$13,704	$14,292	$13,423
3/31/2018	$13,360	$13,901	$13,153
4/30/2018	$13,426	$13,949	$13,203
5/31/2018	$14,105	$14,561	$13,576
6/30/2018	$14,176	$14,701	$13,665
7/31/2018	$14,541	$15,132	$14,118
8/31/2018	$15,196	$15,960	$14,614
9/30/2018	$15,381	$16,049	$14,638
10/31/2018	$13,797	$14,614	$13,560
11/30/2018	$14,017	$14,769	$13,832
12/31/2018	$12,866	$13,499	$12,544
1/31/2019	$14,117	$14,712	$13,621
2/28/2019	$14,753	$15,239	$14,100
3/31/2019	$15,124	$15,673	$14,306
4/30/2019	$16,014	$16,381	$14,877
5/31/2019	$15,071	$15,346	$13,915
6/30/2019	$15,958	$16,400	$14,892
7/31/2019	$16,194	$16,770	$15,113
8/31/2019	$15,852	$16,642	$14,805
9/30/2019	$15,862	$16,644	$15,065
10/31/2019	$16,032	$17,113	$15,389
11/30/2019	$16,700	$17,872	$15,974
12/31/2019	$17,124	$18,411	$16,436
1/31/2020	$17,684	$18,823	$16,418
2/29/2020	$16,468	$17,541	$15,074
3/31/2020	$14,519	$15,815	$13,001
4/30/2020	$16,856	$18,156	$14,722
5/31/2020	$18,173	$19,375	$15,510
6/30/2020	$18,713	$20,218	$15,864
7/31/2020	$20,064	$21,774	$16,765
8/31/2020	$21,858	$24,021	$17,980
9/30/2020	$20,825	$22,890	$17,325
10/31/2020	$20,060	$22,113	$16,951
11/30/2020	$21,955	$24,377	$19,013
12/31/2020	$22,704	$25,498	$19,869
1/31/2021	$22,044	$25,310	$19,780
2/28/2021	$22,664	$25,304	$20,399
3/31/2021	$22,647	$25,739	$21,130
4/30/2021	$24,205	$27,490	$22,219
5/31/2021	$23,700	$27,110	$22,320
6/30/2021	$24,927	$28,810	$22,871
7/31/2021	$25,604	$29,760	$23,258
8/31/2021	$26,388	$30,873	$23,921
9/30/2021	$24,838	$29,144	$22,848
10/31/2021	$26,379	$31,668	$24,393
11/30/2021	$26,020	$31,861	$24,021
12/31/2021	$26,338	$32,535	$24,967
1/31/2022	$23,672	$29,743	$23,498
2/28/2022	$22,851	$28,479	$22,906
3/31/2022	$23,448	$29,594	$23,649
4/30/2022	$20,267	$26,020	$21,527
5/31/2022	$19,844	$25,415	$21,498
6/30/2022	$18,289	$23,402	$19,700
7/31/2022	$20,338	$26,210	$21,548
8/31/2022	$19,360	$24,989	$20,744
9/30/2022	$17,535	$22,560	$18,820
10/31/2022	$18,411	$23,879	$20,364
11/30/2022	$19,533	$24,967	$21,426
12/31/2022	$18,232	$23,055	$20,172
1/31/2023	$19,539	$24,977	$21,561
2/28/2023	$19,212	$24,680	$21,057
3/31/2023	$20,530	$26,367	$21,620
4/30/2023	$20,987	$26,628	$21,851
5/31/2023	$21,702	$27,841	$21,936
6/30/2023	$23,162	$29,745	$23,433
7/31/2023	$23,640	$30,747	$24,273
8/31/2023	$23,550	$30,471	$23,805
9/30/2023	$22,277	$28,814	$22,671
10/31/2023	$22,119	$28,404	$22,070
11/30/2023	$24,694	$31,500	$24,128
12/31/2023	$25,677	$32,895	$25,408
1/31/2024	$26,993	$33,715	$25,689
2/29/2024	$29,088	$36,016	$27,080
3/31/2024	$29,619	$36,650	$27,953
4/30/2024	$28,061	$35,095	$26,723
5/31/2024	$29,673	$37,196	$27,986
6/30/2024	$31,842	$39,704	$28,852
7/31/2024	$30,666	$39,029	$29,389
8/31/2024	$31,647	$39,842	$30,029
9/30/2024	$32,372	$40,971	$30,650
10/31/2024	$32,265	$40,835	$30,425
11/30/2024	$34,279	$43,484	$32,449
12/31/2024	$33,513	$43,868	$31,457
1/31/2025	$34,543	$44,735	$32,450
2/28/2025	$33,284	$43,128	$31,828
3/31/2025	$30,621	$39,481	$29,971
4/30/2025	$31,224	$40,153	$29,770
5/31/2025	$34,108	$43,747	$31,657
6/30/2025	$36,725	$46,580	$33,266
7/31/2025	$38,137	$48,339	$33,998

Large Cap Growth Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	24.36	13.71	14.32
Russell 1000® Growth Index	23.85	17.29	17.07
Russell 3000® Index	15.68	15.19	13.02

KEY FUND STATISTICS

Total net assets	$1,027,019,553
# of portfolio holdings	36
Portfolio turnover rate	44%
Total advisory fees paid	$5,162,043

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.7
Consumer discretionary	15.7
Communication services	14.0
Industrials	12.2
Financials	11.4
Health care	6.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	10.8
NVIDIA Corp.	8.6
Amazon.com, Inc.	7.8
Meta Platforms, Inc. Class A	7.0
Broadcom, Inc.	4.7
Apple, Inc.	4.6
Oracle Corp.	3.7
General Electric Co.	2.8
Alphabet, Inc. Class A	2.5
Netflix, Inc.	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4137 07-25

Annual Shareholder Report

Large Cap Growth Fund

July 31, 2025

Class R6

STFFX

This annual shareholder report contains important information about Large Cap Growth Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$67	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within communication services and consumer discretionary, where holdings with innovative services and strong demand, such as Meta Platforms, Inc. and DoorDash, Inc. contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp. and Broadcom, Inc. detracted from returns.

Total return based on a $10,000 investment

	Class R6	Russell 1000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,392	$9,393	$9,396
9/30/2015	$9,172	$9,160	$9,122
10/31/2015	$9,958	$9,949	$9,843
11/30/2015	$9,974	$9,977	$9,898
12/31/2015	$9,772	$9,831	$9,694
1/31/2016	$8,991	$9,282	$9,147
2/29/2016	$8,890	$9,278	$9,144
3/31/2016	$9,389	$9,904	$9,788
4/30/2016	$9,391	$9,813	$9,849
5/31/2016	$9,570	$10,004	$10,025
6/30/2016	$9,324	$9,964	$10,046
7/31/2016	$9,861	$10,435	$10,444
8/31/2016	$9,808	$10,383	$10,471
9/30/2016	$9,806	$10,421	$10,488
10/31/2016	$9,561	$10,176	$10,261
11/30/2016	$9,642	$10,398	$10,720
12/31/2016	$9,573	$10,526	$10,929
1/31/2017	$10,006	$10,881	$11,135
2/28/2017	$10,370	$11,333	$11,549
3/31/2017	$10,496	$11,464	$11,557
4/30/2017	$10,800	$11,726	$11,679
5/31/2017	$11,151	$12,031	$11,799
6/30/2017	$11,025	$11,999	$11,905
7/31/2017	$11,349	$12,318	$12,130
8/31/2017	$11,535	$12,544	$12,153
9/30/2017	$11,777	$12,707	$12,449
10/31/2017	$12,286	$13,200	$12,721
11/30/2017	$12,647	$13,601	$13,107
12/31/2017	$12,773	$13,707	$13,238
1/31/2018	$13,951	$14,677	$13,936
2/28/2018	$13,739	$14,292	$13,423
3/31/2018	$13,392	$13,901	$13,153
4/30/2018	$13,463	$13,949	$13,203
5/31/2018	$14,142	$14,561	$13,576
6/30/2018	$14,216	$14,701	$13,665
7/31/2018	$14,584	$15,132	$14,118
8/31/2018	$15,241	$15,960	$14,614
9/30/2018	$15,429	$16,049	$14,638
10/31/2018	$13,842	$14,614	$13,560
11/30/2018	$14,063	$14,769	$13,832
12/31/2018	$12,910	$13,499	$12,544
1/31/2019	$14,166	$14,712	$13,621
2/28/2019	$14,805	$15,239	$14,100
3/31/2019	$15,179	$15,673	$14,306
4/30/2019	$16,072	$16,381	$14,877
5/31/2019	$15,126	$15,346	$13,915
6/30/2019	$16,019	$16,400	$14,892
7/31/2019	$16,255	$16,770	$15,113
8/31/2019	$15,913	$16,642	$14,805
9/30/2019	$15,927	$16,644	$15,065
10/31/2019	$16,097	$17,113	$15,389
11/30/2019	$16,771	$17,872	$15,974
12/31/2019	$17,201	$18,411	$16,436
1/31/2020	$17,760	$18,823	$16,418
2/29/2020	$16,541	$17,541	$15,074
3/31/2020	$14,585	$15,815	$13,001
4/30/2020	$16,933	$18,156	$14,722
5/31/2020	$18,257	$19,375	$15,510
6/30/2020	$18,804	$20,218	$15,864
7/31/2020	$20,162	$21,774	$16,765
8/31/2020	$21,967	$24,021	$17,980
9/30/2020	$20,931	$22,890	$17,325
10/31/2020	$20,166	$22,113	$16,951
11/30/2020	$22,068	$24,377	$19,013
12/31/2020	$22,824	$25,498	$19,869
1/31/2021	$22,165	$25,310	$19,780
2/28/2021	$22,789	$25,304	$20,399
3/31/2021	$22,771	$25,739	$21,130
4/30/2021	$24,341	$27,490	$22,219
5/31/2021	$23,837	$27,110	$22,320
6/30/2021	$25,075	$28,810	$22,871
7/31/2021	$25,760	$29,760	$23,258
8/31/2021	$26,547	$30,873	$23,921
9/30/2021	$24,986	$29,144	$22,848
10/31/2021	$26,543	$31,668	$24,393
11/30/2021	$26,185	$31,861	$24,021
12/31/2021	$26,502	$32,535	$24,967
1/31/2022	$23,822	$29,743	$23,498
2/28/2022	$22,998	$28,479	$22,906
3/31/2022	$23,603	$29,594	$23,649
4/30/2022	$20,400	$26,020	$21,527
5/31/2022	$19,978	$25,415	$21,498
6/30/2022	$18,412	$23,402	$19,700
7/31/2022	$20,481	$26,210	$21,548
8/31/2022	$19,495	$24,989	$20,744
9/30/2022	$17,659	$22,560	$18,820
10/31/2022	$18,544	$23,879	$20,364
11/30/2022	$19,673	$24,967	$21,426
12/31/2022	$18,365	$23,055	$20,172
1/31/2023	$19,684	$24,977	$21,561
2/28/2023	$19,359	$24,680	$21,057
3/31/2023	$20,684	$26,367	$21,620
4/30/2023	$21,150	$26,628	$21,851
5/31/2023	$21,868	$27,841	$21,936
6/30/2023	$23,345	$29,745	$23,433
7/31/2023	$23,833	$30,747	$24,273
8/31/2023	$23,743	$30,471	$23,805
9/30/2023	$22,458	$28,814	$22,671
10/31/2023	$22,306	$28,404	$22,070
11/30/2023	$24,906	$31,500	$24,128
12/31/2023	$25,897	$32,895	$25,408
1/31/2024	$27,226	$33,715	$25,689
2/29/2024	$29,342	$36,016	$27,080
3/31/2024	$29,876	$36,650	$27,953
4/30/2024	$28,314	$35,095	$26,723
5/31/2024	$29,943	$37,196	$27,986
6/30/2024	$32,133	$39,704	$28,852
7/31/2024	$30,945	$39,029	$29,389
8/31/2024	$31,939	$39,842	$30,029
9/30/2024	$32,674	$40,971	$30,650
10/31/2024	$32,567	$40,835	$30,425
11/30/2024	$34,603	$43,484	$32,449
12/31/2024	$33,836	$43,868	$31,457
1/31/2025	$34,880	$44,735	$32,450
2/28/2025	$33,609	$43,128	$31,828
3/31/2025	$30,921	$39,481	$29,971
4/30/2025	$31,534	$40,153	$29,770
5/31/2025	$34,449	$43,747	$31,657
6/30/2025	$37,091	$46,580	$33,266
7/31/2025	$38,522	$48,339	$33,998

Large Cap Growth Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6	24.49	13.82	14.44
Russell 1000® Growth Index	23.85	17.29	17.07
Russell 3000® Index	15.68	15.19	13.02

KEY FUND STATISTICS

Total net assets	$1,027,019,553
# of portfolio holdings	36
Portfolio turnover rate	44%
Total advisory fees paid	$5,162,043

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.7
Consumer discretionary	15.7
Communication services	14.0
Industrials	12.2
Financials	11.4
Health care	6.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	10.8
NVIDIA Corp.	8.6
Amazon.com, Inc.	7.8
Meta Platforms, Inc. Class A	7.0
Broadcom, Inc.	4.7
Apple, Inc.	4.6
Oracle Corp.	3.7
General Electric Co.	2.8
Alphabet, Inc. Class A	2.5
Netflix, Inc.	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4653 07-25

Annual Shareholder Report

Large Cap Growth Fund

July 31, 2025

Class C

STOFX

This annual shareholder report contains important information about Large Cap Growth Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$197	1.77%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within communication services and consumer discretionary, where holdings with innovative services and strong demand, such as Meta Platforms, Inc. and DoorDash, Inc. contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp. and Broadcom, Inc. detracted from returns.

Total return based on a $10,000 investment

	Class C with Load	Russell 1000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,383	$9,393	$9,396
9/30/2015	$9,153	$9,160	$9,122
10/31/2015	$9,929	$9,949	$9,843
11/30/2015	$9,935	$9,977	$9,898
12/31/2015	$9,724	$9,831	$9,694
1/31/2016	$8,938	$9,282	$9,147
2/29/2016	$8,827	$9,278	$9,144
3/31/2016	$9,314	$9,904	$9,788
4/30/2016	$9,307	$9,813	$9,849
5/31/2016	$9,476	$10,004	$10,025
6/30/2016	$9,225	$9,964	$10,046
7/31/2016	$9,744	$10,435	$10,444
8/31/2016	$9,684	$10,383	$10,471
9/30/2016	$9,673	$10,421	$10,488
10/31/2016	$9,422	$10,176	$10,261
11/30/2016	$9,491	$10,398	$10,720
12/31/2016	$9,413	$10,526	$10,929
1/31/2017	$9,831	$10,881	$11,135
2/28/2017	$10,178	$11,333	$11,549
3/31/2017	$10,290	$11,464	$11,557
4/30/2017	$10,579	$11,726	$11,679
5/31/2017	$10,914	$12,031	$11,799
6/30/2017	$10,778	$11,999	$11,905
7/31/2017	$11,083	$12,318	$12,130
8/31/2017	$11,254	$12,544	$12,153
9/30/2017	$11,480	$12,707	$12,449
10/31/2017	$11,965	$13,200	$12,721
11/30/2017	$12,305	$13,601	$13,107
12/31/2017	$12,415	$13,707	$13,238
1/31/2018	$13,545	$14,677	$13,936
2/28/2018	$13,328	$14,292	$13,423
3/31/2018	$12,979	$13,901	$13,153
4/30/2018	$13,035	$13,949	$13,203
5/31/2018	$13,680	$14,561	$13,576
6/30/2018	$13,736	$14,701	$13,665
7/31/2018	$14,079	$15,132	$14,118
8/31/2018	$14,699	$15,960	$14,614
9/30/2018	$14,866	$16,049	$14,638
10/31/2018	$13,322	$14,614	$13,560
11/30/2018	$13,522	$14,769	$13,832
12/31/2018	$12,402	$13,499	$12,544
1/31/2019	$13,595	$14,712	$13,621
2/28/2019	$14,197	$15,239	$14,100
3/31/2019	$14,539	$15,673	$14,306
4/30/2019	$15,382	$16,381	$14,877
5/31/2019	$14,461	$15,346	$13,915
6/30/2019	$15,299	$16,400	$14,892
7/31/2019	$15,512	$16,770	$15,113
8/31/2019	$15,169	$16,642	$14,805
9/30/2019	$15,169	$16,644	$15,065
10/31/2019	$15,315	$17,113	$15,389
11/30/2019	$15,941	$17,872	$15,974
12/31/2019	$16,331	$18,411	$16,436
1/31/2020	$16,844	$18,823	$16,418
2/29/2020	$15,677	$17,541	$15,074
3/31/2020	$13,807	$15,815	$13,001
4/30/2020	$16,015	$18,156	$14,722
5/31/2020	$17,253	$19,375	$15,510
6/30/2020	$17,749	$20,218	$15,864
7/31/2020	$19,013	$21,774	$16,765
8/31/2020	$20,693	$24,021	$17,980
9/30/2020	$19,702	$22,890	$17,325
10/31/2020	$18,960	$22,113	$16,951
11/30/2020	$20,733	$24,377	$19,013
12/31/2020	$21,415	$25,498	$19,869
1/31/2021	$20,782	$25,310	$19,780
2/28/2021	$21,348	$25,304	$20,399
3/31/2021	$21,307	$25,739	$21,130
4/30/2021	$22,753	$27,490	$22,219
5/31/2021	$22,259	$27,110	$22,320
6/30/2021	$23,391	$28,810	$22,871
7/31/2021	$24,009	$29,760	$23,258
8/31/2021	$24,719	$30,873	$23,921
9/30/2021	$23,242	$29,144	$22,848
10/31/2021	$24,668	$31,668	$24,393
11/30/2021	$24,307	$31,861	$24,021
12/31/2021	$24,582	$32,535	$24,967
1/31/2022	$22,071	$29,743	$23,498
2/28/2022	$21,290	$28,479	$22,906
3/31/2022	$21,825	$29,594	$23,649
4/30/2022	$18,847	$26,020	$21,527
5/31/2022	$18,441	$25,415	$21,498
6/30/2022	$16,976	$23,402	$19,700
7/31/2022	$18,865	$26,210	$21,548
8/31/2022	$17,942	$24,989	$20,744
9/30/2022	$16,238	$22,560	$18,820
10/31/2022	$17,032	$23,879	$20,364
11/30/2022	$18,053	$24,967	$21,426
12/31/2022	$16,839	$23,055	$20,172
1/31/2023	$18,026	$24,977	$21,561
2/28/2023	$17,710	$24,680	$21,057
3/31/2023	$18,905	$26,367	$21,620
4/30/2023	$19,312	$26,628	$21,851
5/31/2023	$19,952	$27,841	$21,936
6/30/2023	$21,273	$29,745	$23,433
7/31/2023	$21,695	$30,747	$24,273
8/31/2023	$21,606	$30,471	$23,805
9/30/2023	$20,431	$28,814	$22,671
10/31/2023	$20,286	$28,404	$22,070
11/30/2023	$22,637	$31,500	$24,128
12/31/2023	$23,533	$32,895	$25,408
1/31/2024	$24,733	$33,715	$25,689
2/29/2024	$26,643	$36,016	$27,080
3/31/2024	$27,126	$36,650	$27,953
4/30/2024	$25,691	$35,095	$26,723
5/31/2024	$27,159	$37,196	$27,986
6/30/2024	$29,136	$39,704	$28,852
7/31/2024	$28,057	$39,029	$29,389
8/31/2024	$28,949	$39,842	$30,029
9/30/2024	$29,606	$40,971	$30,650
10/31/2024	$29,498	$40,835	$30,425
11/30/2024	$31,328	$43,484	$32,449
12/31/2024	$30,623	$43,868	$31,457
1/31/2025	$31,556	$44,735	$32,450
2/28/2025	$30,399	$43,128	$31,828
3/31/2025	$27,962	$39,481	$29,971
4/30/2025	$28,510	$40,153	$29,770
5/31/2025	$31,132	$43,747	$31,657
6/30/2025	$33,516	$46,580	$33,266
7/31/2025	$34,804	$48,339	$33,998

Large Cap Growth Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	23.07	12.50	13.28
Class C with Load	22.07	12.50	13.28
Russell 1000® Growth Index	23.85	17.29	17.07
Russell 3000® Index	15.68	15.19	13.02

KEY FUND STATISTICS

Total net assets	$1,027,019,553
# of portfolio holdings	36
Portfolio turnover rate	44%
Total advisory fees paid	$5,162,043

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.7
Consumer discretionary	15.7
Communication services	14.0
Industrials	12.2
Financials	11.4
Health care	6.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	10.8
NVIDIA Corp.	8.6
Amazon.com, Inc.	7.8
Meta Platforms, Inc. Class A	7.0
Broadcom, Inc.	4.7
Apple, Inc.	4.6
Oracle Corp.	3.7
General Electric Co.	2.8
Alphabet, Inc. Class A	2.5
Netflix, Inc.	2.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3549 07-25

Annual Shareholder Report

Large Cap Growth Fund

July 31, 2025

Class A

STAFX

This annual shareholder report contains important information about Large Cap Growth Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$109	0.97%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within communication services and consumer discretionary, where holdings with innovative services and strong demand, such as Meta Platforms, Inc. and DoorDash, Inc. contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp. and Broadcom, Inc. detracted from returns.

Total return based on a $10,000 investment

	Class A with Load	Russell 1000® Growth Index	Russell 3000® Index
7/31/2015	$9,425	$10,000	$10,000
8/31/2015	$8,849	$9,393	$9,396
9/30/2015	$8,638	$9,160	$9,122
10/31/2015	$9,374	$9,949	$9,843
11/30/2015	$9,385	$9,977	$9,898
12/31/2015	$9,192	$9,831	$9,694
1/31/2016	$8,455	$9,282	$9,147
2/29/2016	$8,357	$9,278	$9,144
3/31/2016	$8,821	$9,904	$9,788
4/30/2016	$8,821	$9,813	$9,849
5/31/2016	$8,985	$10,004	$10,025
6/30/2016	$8,752	$9,964	$10,046
7/31/2016	$9,253	$10,435	$10,444
8/31/2016	$9,200	$10,383	$10,471
9/30/2016	$9,194	$10,421	$10,488
10/31/2016	$8,963	$10,176	$10,261
11/30/2016	$9,036	$10,398	$10,720
12/31/2016	$8,965	$10,526	$10,929
1/31/2017	$9,369	$10,881	$11,135
2/28/2017	$9,706	$11,333	$11,549
3/31/2017	$9,820	$11,464	$11,557
4/30/2017	$10,102	$11,726	$11,679
5/31/2017	$10,428	$12,031	$11,799
6/30/2017	$10,305	$11,999	$11,905
7/31/2017	$10,603	$12,318	$12,130
8/31/2017	$10,775	$12,544	$12,153
9/30/2017	$10,997	$12,707	$12,449
10/31/2017	$11,469	$13,200	$12,721
11/30/2017	$11,801	$13,601	$13,107
12/31/2017	$11,916	$13,707	$13,238
1/31/2018	$13,007	$14,677	$13,936
2/28/2018	$12,806	$14,292	$13,423
3/31/2018	$12,480	$13,901	$13,153
4/30/2018	$12,540	$13,949	$13,203
5/31/2018	$13,169	$14,561	$13,576
6/30/2018	$13,231	$14,701	$13,665
7/31/2018	$13,571	$15,132	$14,118
8/31/2018	$14,176	$15,960	$14,614
9/30/2018	$14,345	$16,049	$14,638
10/31/2018	$12,866	$14,614	$13,560
11/30/2018	$13,067	$14,769	$13,832
12/31/2018	$11,992	$13,499	$12,544
1/31/2019	$13,153	$14,712	$13,621
2/28/2019	$13,742	$15,239	$14,100
3/31/2019	$14,083	$15,673	$14,306
4/30/2019	$14,907	$16,381	$14,877
5/31/2019	$14,025	$15,346	$13,915
6/30/2019	$14,849	$16,400	$14,892
7/31/2019	$15,064	$16,770	$15,113
8/31/2019	$14,740	$16,642	$14,805
9/30/2019	$14,747	$16,644	$15,065
10/31/2019	$14,900	$17,113	$15,389
11/30/2019	$15,517	$17,872	$15,974
12/31/2019	$15,913	$18,411	$16,436
1/31/2020	$16,423	$18,823	$16,418
2/29/2020	$15,295	$17,541	$15,074
3/31/2020	$13,480	$15,815	$13,001
4/30/2020	$15,643	$18,156	$14,722
5/31/2020	$16,862	$19,375	$15,510
6/30/2020	$17,361	$20,218	$15,864
7/31/2020	$18,606	$21,774	$16,765
8/31/2020	$20,267	$24,021	$17,980
9/30/2020	$19,307	$22,890	$17,325
10/31/2020	$18,591	$22,113	$16,951
11/30/2020	$20,342	$24,377	$19,013
12/31/2020	$21,031	$25,498	$19,869
1/31/2021	$20,416	$25,310	$19,780
2/28/2021	$20,984	$25,304	$20,399
3/31/2021	$20,962	$25,739	$21,130
4/30/2021	$22,399	$27,490	$22,219
5/31/2021	$21,926	$27,110	$22,320
6/30/2021	$23,057	$28,810	$22,871
7/31/2021	$23,676	$29,760	$23,258
8/31/2021	$24,394	$30,873	$23,921
9/30/2021	$22,954	$29,144	$22,848
10/31/2021	$24,373	$31,668	$24,393
11/30/2021	$24,037	$31,861	$24,021
12/31/2021	$24,319	$32,535	$24,967
1/31/2022	$21,854	$29,743	$23,498
2/28/2022	$21,095	$28,479	$22,906
3/31/2022	$21,639	$29,594	$23,649
4/30/2022	$18,700	$26,020	$21,527
5/31/2022	$18,305	$25,415	$21,498
6/30/2022	$16,863	$23,402	$19,700
7/31/2022	$18,754	$26,210	$21,548
8/31/2022	$17,846	$24,989	$20,744
9/30/2022	$16,159	$22,560	$18,820
10/31/2022	$16,963	$23,879	$20,364
11/30/2022	$17,986	$24,967	$21,426
12/31/2022	$16,787	$23,055	$20,172
1/31/2023	$17,986	$24,977	$21,561
2/28/2023	$17,681	$24,680	$21,057
3/31/2023	$18,886	$26,367	$21,620
4/30/2023	$19,302	$26,628	$21,851
5/31/2023	$19,952	$27,841	$21,936
6/30/2023	$21,290	$29,745	$23,433
7/31/2023	$21,729	$30,747	$24,273
8/31/2023	$21,640	$30,471	$23,805
9/30/2023	$20,463	$28,814	$22,671
10/31/2023	$20,319	$28,404	$22,070
11/30/2023	$22,673	$31,500	$24,128
12/31/2023	$23,570	$32,895	$25,408
1/31/2024	$24,772	$33,715	$25,689
2/29/2024	$26,685	$36,016	$27,080
3/31/2024	$27,169	$36,650	$27,953
4/30/2024	$25,732	$35,095	$26,723
5/31/2024	$27,202	$37,196	$27,986
6/30/2024	$29,183	$39,704	$28,852
7/31/2024	$28,102	$39,029	$29,389
8/31/2024	$28,995	$39,842	$30,029
9/30/2024	$29,652	$40,971	$30,650
10/31/2024	$29,545	$40,835	$30,425
11/30/2024	$31,378	$43,484	$32,449
12/31/2024	$30,672	$43,868	$31,457
1/31/2025	$31,606	$44,735	$32,450
2/28/2025	$30,447	$43,128	$31,828
3/31/2025	$28,006	$39,481	$29,971
4/30/2025	$28,555	$40,153	$29,770
5/31/2025	$31,181	$43,747	$31,657
6/30/2025	$33,569	$46,580	$33,266
7/31/2025	$34,859	$48,339	$33,998

Large Cap Growth Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	24.04	13.38	13.97
Class A with Load	16.91	12.04	13.30
Russell 1000® Growth Index	23.85	17.29	17.07
Russell 3000® Index	15.68	15.19	13.02

KEY FUND STATISTICS

Total net assets	$1,027,019,553
# of portfolio holdings	36
Portfolio turnover rate	44%
Total advisory fees paid	$5,162,043

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.7
Consumer discretionary	15.7
Communication services	14.0
Industrials	12.2
Financials	11.4
Health care	6.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	10.8
NVIDIA Corp.	8.6
Amazon.com, Inc.	7.8
Meta Platforms, Inc. Class A	7.0
Broadcom, Inc.	4.7
Apple, Inc.	4.6
Oracle Corp.	3.7
General Electric Co.	2.8
Alphabet, Inc. Class A	2.5
Netflix, Inc.	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3354 07-25

Annual Shareholder Report

Large Cap Growth Fund

July 31, 2025

Administrator Class

STDFX

This annual shareholder report contains important information about Large Cap Growth Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$105	0.94%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within communication services and consumer discretionary, where holdings with innovative services and strong demand, such as Meta Platforms, Inc. and DoorDash, Inc. contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp. and Broadcom, Inc. detracted from returns.

Total return based on a $10,000 investment

	Administrator Class	Russell 1000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,390	$9,393	$9,396
9/30/2015	$9,165	$9,160	$9,122
10/31/2015	$9,950	$9,949	$9,843
11/30/2015	$9,962	$9,977	$9,898
12/31/2015	$9,759	$9,831	$9,694
1/31/2016	$8,976	$9,282	$9,147
2/29/2016	$8,872	$9,278	$9,144
3/31/2016	$9,367	$9,904	$9,788
4/30/2016	$9,367	$9,813	$9,849
5/31/2016	$9,543	$10,004	$10,025
6/30/2016	$9,297	$9,964	$10,046
7/31/2016	$9,829	$10,435	$10,444
8/31/2016	$9,774	$10,383	$10,471
9/30/2016	$9,770	$10,421	$10,488
10/31/2016	$9,524	$10,176	$10,261
11/30/2016	$9,602	$10,398	$10,720
12/31/2016	$9,529	$10,526	$10,929
1/31/2017	$9,958	$10,881	$11,135
2/28/2017	$10,318	$11,333	$11,549
3/31/2017	$10,441	$11,464	$11,557
4/30/2017	$10,742	$11,726	$11,679
5/31/2017	$11,089	$12,031	$11,799
6/30/2017	$10,959	$11,999	$11,905
7/31/2017	$11,279	$12,318	$12,130
8/31/2017	$11,462	$12,544	$12,153
9/30/2017	$11,699	$12,707	$12,449
10/31/2017	$12,202	$13,200	$12,721
11/30/2017	$12,557	$13,601	$13,107
12/31/2017	$12,681	$13,707	$13,238
1/31/2018	$13,845	$14,677	$13,936
2/28/2018	$13,633	$14,292	$13,423
3/31/2018	$13,286	$13,901	$13,153
4/30/2018	$13,349	$13,949	$13,203
5/31/2018	$14,021	$14,561	$13,576
6/30/2018	$14,089	$14,701	$13,665
7/31/2018	$14,452	$15,132	$14,118
8/31/2018	$15,099	$15,960	$14,614
9/30/2018	$15,280	$16,049	$14,638
10/31/2018	$13,704	$14,614	$13,560
11/30/2018	$13,922	$14,769	$13,832
12/31/2018	$12,777	$13,499	$12,544
1/31/2019	$14,016	$14,712	$13,621
2/28/2019	$14,645	$15,239	$14,100
3/31/2019	$15,010	$15,673	$14,306
4/30/2019	$15,891	$16,381	$14,877
5/31/2019	$14,953	$15,346	$13,915
6/30/2019	$15,830	$16,400	$14,892
7/31/2019	$16,063	$16,770	$15,113
8/31/2019	$15,719	$16,642	$14,805
9/30/2019	$15,730	$16,644	$15,065
10/31/2019	$15,895	$17,113	$15,389
11/30/2019	$16,553	$17,872	$15,974
12/31/2019	$16,973	$18,411	$16,436
1/31/2020	$17,520	$18,823	$16,418
2/29/2020	$16,316	$17,541	$15,074
3/31/2020	$14,384	$15,815	$13,001
4/30/2020	$16,694	$18,156	$14,722
5/31/2020	$17,993	$19,375	$15,510
6/30/2020	$18,528	$20,218	$15,864
7/31/2020	$19,858	$21,774	$16,765
8/31/2020	$21,633	$24,021	$17,980
9/30/2020	$20,610	$22,890	$17,325
10/31/2020	$19,846	$22,113	$16,951
11/30/2020	$21,719	$24,377	$19,013
12/31/2020	$22,454	$25,498	$19,869
1/31/2021	$21,802	$25,310	$19,780
2/28/2021	$22,409	$25,304	$20,399
3/31/2021	$22,387	$25,739	$21,130
4/30/2021	$23,922	$27,490	$22,219
5/31/2021	$23,423	$27,110	$22,320
6/30/2021	$24,629	$28,810	$22,871
7/31/2021	$25,296	$29,760	$23,258
8/31/2021	$26,066	$30,873	$23,921
9/30/2021	$24,526	$29,144	$22,848
10/31/2021	$26,048	$31,668	$24,393
11/30/2021	$25,687	$31,861	$24,021
12/31/2021	$25,996	$32,535	$24,967
1/31/2022	$23,361	$29,743	$23,498
2/28/2022	$22,549	$28,479	$22,906
3/31/2022	$23,132	$29,594	$23,649
4/30/2022	$19,992	$26,020	$21,527
5/31/2022	$19,570	$25,415	$21,498
6/30/2022	$18,034	$23,402	$19,700
7/31/2022	$20,054	$26,210	$21,548
8/31/2022	$19,086	$24,989	$20,744
9/30/2022	$17,284	$22,560	$18,820
10/31/2022	$18,143	$23,879	$20,364
11/30/2022	$19,242	$24,967	$21,426
12/31/2022	$17,959	$23,055	$20,172
1/31/2023	$19,242	$24,977	$21,561
2/28/2023	$18,919	$24,680	$21,057
3/31/2023	$20,213	$26,367	$21,620
4/30/2023	$20,658	$26,628	$21,851
5/31/2023	$21,357	$27,841	$21,936
6/30/2023	$22,796	$29,745	$23,433
7/31/2023	$23,264	$30,747	$24,273
8/31/2023	$23,172	$30,471	$23,805
9/30/2023	$21,912	$28,814	$22,671
10/31/2023	$21,756	$28,404	$22,070
11/30/2023	$24,287	$31,500	$24,128
12/31/2023	$25,250	$32,895	$25,408
1/31/2024	$26,535	$33,715	$25,689
2/29/2024	$28,591	$36,016	$27,080
3/31/2024	$29,104	$36,650	$27,953
4/30/2024	$27,577	$35,095	$26,723
5/31/2024	$29,153	$37,196	$27,986
6/30/2024	$31,278	$39,704	$28,852
7/31/2024	$30,111	$39,029	$29,389
8/31/2024	$31,070	$39,842	$30,029
9/30/2024	$31,771	$40,971	$30,650
10/31/2024	$31,667	$40,835	$30,425
11/30/2024	$33,632	$43,484	$32,449
12/31/2024	$32,873	$43,868	$31,457
1/31/2025	$33,883	$44,735	$32,450
2/28/2025	$32,643	$43,128	$31,828
3/31/2025	$30,019	$39,481	$29,971
4/30/2025	$30,608	$40,153	$29,770
5/31/2025	$33,430	$43,747	$31,657
6/30/2025	$35,982	$46,580	$33,266
7/31/2025	$37,365	$48,339	$33,998

Large Cap Growth Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	24.09	13.48	14.09
Russell 1000® Growth Index	23.85	17.29	17.07
Russell 3000® Index	15.68	15.19	13.02

KEY FUND STATISTICS

Total net assets	$1,027,019,553
# of portfolio holdings	36
Portfolio turnover rate	44%
Total advisory fees paid	$5,162,043

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.7
Consumer discretionary	15.7
Communication services	14.0
Industrials	12.2
Financials	11.4
Health care	6.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	10.8
NVIDIA Corp.	8.6
Amazon.com, Inc.	7.8
Meta Platforms, Inc. Class A	7.0
Broadcom, Inc.	4.7
Apple, Inc.	4.6
Oracle Corp.	3.7
General Electric Co.	2.8
Alphabet, Inc. Class A	2.5
Netflix, Inc.	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3751 07-25

Annual Shareholder Report

Premier Large Company Growth Fund

July 31, 2025

Institutional Class

EKJYX

This annual shareholder report contains important information about Premier Large Company Growth Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$81	0.70%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within information technology, industrials, and communication services, where holdings with innovative products and strong demand, such as AppLovin Corp., Axon Enterprise, Inc. and Roblox Corp., contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp., Broadcom, Inc. and Netflix, Inc. detracted from returns.

Total return based on a $10,000 investment

	Institutional Class	Russell 1000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,350	$9,393	$9,396
9/30/2015	$9,097	$9,160	$9,122
10/31/2015	$9,705	$9,949	$9,843
11/30/2015	$9,795	$9,977	$9,898
12/31/2015	$9,645	$9,831	$9,694
1/31/2016	$8,806	$9,282	$9,147
2/29/2016	$8,696	$9,278	$9,144
3/31/2016	$9,225	$9,904	$9,788
4/30/2016	$9,232	$9,813	$9,849
5/31/2016	$9,445	$10,004	$10,025
6/30/2016	$9,186	$9,964	$10,046
7/31/2016	$9,715	$10,435	$10,444
8/31/2016	$9,664	$10,383	$10,471
9/30/2016	$9,703	$10,421	$10,488
10/31/2016	$9,380	$10,176	$10,261
11/30/2016	$9,425	$10,398	$10,720
12/31/2016	$9,334	$10,526	$10,929
1/31/2017	$9,798	$10,881	$11,135
2/28/2017	$10,177	$11,333	$11,549
3/31/2017	$10,312	$11,464	$11,557
4/30/2017	$10,670	$11,726	$11,679
5/31/2017	$11,055	$12,031	$11,799
6/30/2017	$10,977	$11,999	$11,905
7/31/2017	$11,312	$12,318	$12,130
8/31/2017	$11,484	$12,544	$12,153
9/30/2017	$11,669	$12,707	$12,449
10/31/2017	$12,119	$13,200	$12,721
11/30/2017	$12,448	$13,601	$13,107
12/31/2017	$12,549	$13,707	$13,238
1/31/2018	$13,676	$14,677	$13,936
2/28/2018	$13,449	$14,292	$13,423
3/31/2018	$13,212	$13,901	$13,153
4/30/2018	$13,258	$13,949	$13,203
5/31/2018	$13,913	$14,561	$13,576
6/30/2018	$14,067	$14,701	$13,665
7/31/2018	$14,385	$15,132	$14,118
8/31/2018	$15,167	$15,960	$14,614
9/30/2018	$15,313	$16,049	$14,638
10/31/2018	$13,722	$14,614	$13,560
11/30/2018	$13,949	$14,769	$13,832
12/31/2018	$12,715	$13,499	$12,544
1/31/2019	$14,004	$14,712	$13,621
2/28/2019	$14,751	$15,239	$14,100
3/31/2019	$15,076	$15,673	$14,306
4/30/2019	$15,921	$16,381	$14,877
5/31/2019	$15,217	$15,346	$13,915
6/30/2019	$16,105	$16,400	$14,892
7/31/2019	$16,310	$16,770	$15,113
8/31/2019	$16,105	$16,642	$14,805
9/30/2019	$15,834	$16,644	$15,065
10/31/2019	$16,050	$17,113	$15,389
11/30/2019	$16,765	$17,872	$15,974
12/31/2019	$17,001	$18,411	$16,436
1/31/2020	$17,655	$18,823	$16,418
2/29/2020	$16,487	$17,541	$15,074
3/31/2020	$14,245	$15,815	$13,001
4/30/2020	$16,604	$18,156	$14,722
5/31/2020	$17,947	$19,375	$15,510
6/30/2020	$18,694	$20,218	$15,864
7/31/2020	$20,107	$21,774	$16,765
8/31/2020	$21,578	$24,021	$17,980
9/30/2020	$20,878	$22,890	$17,325
10/31/2020	$20,598	$22,113	$16,951
11/30/2020	$22,828	$24,377	$19,013
12/31/2020	$23,792	$25,498	$19,869
1/31/2021	$23,492	$25,310	$19,780
2/28/2021	$24,482	$25,304	$20,399
3/31/2021	$24,104	$25,739	$21,130
4/30/2021	$25,668	$27,490	$22,219
5/31/2021	$24,834	$27,110	$22,320
6/30/2021	$26,397	$28,810	$22,871
7/31/2021	$27,231	$29,760	$23,258
8/31/2021	$28,065	$30,873	$23,921
9/30/2021	$26,671	$29,144	$22,848
10/31/2021	$28,691	$31,668	$24,393
11/30/2021	$27,375	$31,861	$24,021
12/31/2021	$27,158	$32,535	$24,967
1/31/2022	$23,887	$29,743	$23,498
2/28/2022	$23,449	$28,479	$22,906
3/31/2022	$23,692	$29,594	$23,649
4/30/2022	$20,534	$26,020	$21,527
5/31/2022	$20,032	$25,415	$21,498
6/30/2022	$18,559	$23,402	$19,700
7/31/2022	$20,777	$26,210	$21,548
8/31/2022	$19,870	$24,989	$20,744
9/30/2022	$17,927	$22,560	$18,820
10/31/2022	$18,640	$23,879	$20,364
11/30/2022	$19,385	$24,967	$21,426
12/31/2022	$18,008	$23,055	$20,172
1/31/2023	$19,449	$24,977	$21,561
2/28/2023	$19,044	$24,680	$21,057
3/31/2023	$20,097	$26,367	$21,620
4/30/2023	$20,227	$26,628	$21,851
5/31/2023	$20,810	$27,841	$21,936
6/30/2023	$22,283	$29,745	$23,433
7/31/2023	$22,688	$30,747	$24,273
8/31/2023	$22,397	$30,471	$23,805
9/30/2023	$21,130	$28,814	$22,671
10/31/2023	$20,763	$28,404	$22,070
11/30/2023	$23,167	$31,500	$24,128
12/31/2023	$24,045	$32,895	$25,408
1/31/2024	$25,168	$33,715	$25,689
2/29/2024	$27,392	$36,016	$27,080
3/31/2024	$28,031	$36,650	$27,953
4/30/2024	$26,578	$35,095	$26,723
5/31/2024	$28,163	$37,196	$27,986
6/30/2024	$29,528	$39,704	$28,852
7/31/2024	$28,868	$39,029	$29,389
8/31/2024	$30,233	$39,842	$30,029
9/30/2024	$31,202	$40,971	$30,650
10/31/2024	$31,444	$40,835	$30,425
11/30/2024	$34,306	$43,484	$32,449
12/31/2024	$33,109	$43,868	$31,457
1/31/2025	$34,260	$44,735	$32,450
2/28/2025	$32,725	$43,128	$31,828
3/31/2025	$29,655	$39,481	$29,971
4/30/2025	$30,601	$40,153	$29,770
5/31/2025	$34,030	$43,747	$31,657
6/30/2025	$36,972	$46,580	$33,266
7/31/2025	$38,149	$48,339	$33,998

Premier Large Company Growth Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	32.15	13.67	14.33
Russell 1000® Growth Index	23.85	17.29	17.07
Russell 3000® Index	15.68	15.19	13.02

KEY FUND STATISTICS

Total net assets	$1,480,254,613
# of portfolio holdings	60
Portfolio turnover rate	63%
Total advisory fees paid	$8,593,474

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.1
Communication services	15.1
Consumer discretionary	15.0
Industrials	12.8
Financials	10.6
Health care	6.1
Utilities	1.3

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.1
Microsoft Corp.	8.8
Meta Platforms, Inc. Class A	6.3
Amazon.com, Inc.	4.7
Broadcom, Inc.	4.4
Oracle Corp.	2.5
DoorDash, Inc. Class A	2.0
Mastercard, Inc. Class A	2.0
Booking Holdings, Inc.	1.8
Arista Networks, Inc.	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4123 07-25

Annual Shareholder Report

Premier Large Company Growth Fund

July 31, 2025

Class R6

EKJFX

This annual shareholder report contains important information about Premier Large Company Growth Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$75	0.65%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within information technology, industrials, and communication services, where holdings with innovative products and strong demand, such as AppLovin Corp., Axon Enterprise, Inc. and Roblox Corp., contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp., Broadcom, Inc. and Netflix, Inc. detracted from returns.

Total return based on a $10,000 investment

	Class R6	Russell 1000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,350	$9,393	$9,396
9/30/2015	$9,097	$9,160	$9,122
10/31/2015	$9,711	$9,949	$9,843
11/30/2015	$9,801	$9,977	$9,898
12/31/2015	$9,645	$9,831	$9,694
1/31/2016	$8,807	$9,282	$9,147
2/29/2016	$8,697	$9,278	$9,144
3/31/2016	$9,232	$9,904	$9,788
4/30/2016	$9,239	$9,813	$9,849
5/31/2016	$9,451	$10,004	$10,025
6/30/2016	$9,193	$9,964	$10,046
7/31/2016	$9,722	$10,435	$10,444
8/31/2016	$9,671	$10,383	$10,471
9/30/2016	$9,709	$10,421	$10,488
10/31/2016	$9,387	$10,176	$10,261
11/30/2016	$9,432	$10,398	$10,720
12/31/2016	$9,341	$10,526	$10,929
1/31/2017	$9,812	$10,881	$11,135
2/28/2017	$10,183	$11,333	$11,549
3/31/2017	$10,319	$11,464	$11,557
4/30/2017	$10,682	$11,726	$11,679
5/31/2017	$11,061	$12,031	$11,799
6/30/2017	$10,989	$11,999	$11,905
7/31/2017	$11,325	$12,318	$12,130
8/31/2017	$11,503	$12,544	$12,153
9/30/2017	$11,689	$12,707	$12,449
10/31/2017	$12,131	$13,200	$12,721
11/30/2017	$12,459	$13,601	$13,107
12/31/2017	$12,569	$13,707	$13,238
1/31/2018	$13,695	$14,677	$13,936
2/28/2018	$13,468	$14,292	$13,423
3/31/2018	$13,232	$13,901	$13,153
4/30/2018	$13,277	$13,949	$13,203
5/31/2018	$13,931	$14,561	$13,576
6/30/2018	$14,086	$14,701	$13,665
7/31/2018	$14,413	$15,132	$14,118
8/31/2018	$15,194	$15,960	$14,614
9/30/2018	$15,339	$16,049	$14,638
10/31/2018	$13,750	$14,614	$13,560
11/30/2018	$13,977	$14,769	$13,832
12/31/2018	$12,745	$13,499	$12,544
1/31/2019	$14,031	$14,712	$13,621
2/28/2019	$14,777	$15,239	$14,100
3/31/2019	$15,101	$15,673	$14,306
4/30/2019	$15,955	$16,381	$14,877
5/31/2019	$15,252	$15,346	$13,915
6/30/2019	$16,139	$16,400	$14,892
7/31/2019	$16,344	$16,770	$15,113
8/31/2019	$16,150	$16,642	$14,805
9/30/2019	$15,879	$16,644	$15,065
10/31/2019	$16,085	$17,113	$15,389
11/30/2019	$16,809	$17,872	$15,974
12/31/2019	$17,044	$18,411	$16,436
1/31/2020	$17,697	$18,823	$16,418
2/29/2020	$16,532	$17,541	$15,074
3/31/2020	$14,283	$15,815	$13,001
4/30/2020	$16,648	$18,156	$14,722
5/31/2020	$17,988	$19,375	$15,510
6/30/2020	$18,745	$20,218	$15,864
7/31/2020	$20,166	$21,774	$16,765
8/31/2020	$21,646	$24,021	$17,980
9/30/2020	$20,935	$22,890	$17,325
10/31/2020	$20,656	$22,113	$16,951
11/30/2020	$22,893	$24,377	$19,013
12/31/2020	$23,867	$25,498	$19,869
1/31/2021	$23,568	$25,310	$19,780
2/28/2021	$24,555	$25,304	$20,399
3/31/2021	$24,178	$25,739	$21,130
4/30/2021	$25,751	$27,490	$22,219
5/31/2021	$24,906	$27,110	$22,320
6/30/2021	$26,478	$28,810	$22,871
7/31/2021	$27,323	$29,760	$23,258
8/31/2021	$28,167	$30,873	$23,921
9/30/2021	$26,764	$29,144	$22,848
10/31/2021	$28,791	$31,668	$24,393
11/30/2021	$27,465	$31,861	$24,021
12/31/2021	$27,249	$32,535	$24,967
1/31/2022	$23,976	$29,743	$23,498
2/28/2022	$23,541	$28,479	$22,906
3/31/2022	$23,783	$29,594	$23,649
4/30/2022	$20,606	$26,020	$21,527
5/31/2022	$20,107	$25,415	$21,498
6/30/2022	$18,639	$23,402	$19,700
7/31/2022	$20,864	$26,210	$21,548
8/31/2022	$19,945	$24,989	$20,744
9/30/2022	$17,994	$22,560	$18,820
10/31/2022	$18,704	$23,879	$20,364
11/30/2022	$19,462	$24,967	$21,426
12/31/2022	$18,091	$23,055	$20,172
1/31/2023	$19,526	$24,977	$21,561
2/28/2023	$19,123	$24,680	$21,057
3/31/2023	$20,187	$26,367	$21,620
4/30/2023	$20,316	$26,628	$21,851
5/31/2023	$20,897	$27,841	$21,936
6/30/2023	$22,380	$29,745	$23,433
7/31/2023	$22,783	$30,747	$24,273
8/31/2023	$22,493	$30,471	$23,805
9/30/2023	$21,215	$28,814	$22,671
10/31/2023	$20,849	$28,404	$22,070
11/30/2023	$23,278	$31,500	$24,128
12/31/2023	$24,149	$32,895	$25,408
1/31/2024	$25,286	$33,715	$25,689
2/29/2024	$27,515	$36,016	$27,080
3/31/2024	$28,171	$36,650	$27,953
4/30/2024	$26,706	$35,095	$26,723
5/31/2024	$28,302	$37,196	$27,986
6/30/2024	$29,679	$39,704	$28,852
7/31/2024	$29,001	$39,029	$29,389
8/31/2024	$30,378	$39,842	$30,029
9/30/2024	$31,361	$40,971	$30,650
10/31/2024	$31,602	$40,835	$30,425
11/30/2024	$34,487	$43,484	$32,449
12/31/2024	$33,276	$43,868	$31,457
1/31/2025	$34,416	$44,735	$32,450
2/28/2025	$32,896	$43,128	$31,828
3/31/2025	$29,804	$39,481	$29,971
4/30/2025	$30,767	$40,153	$29,770
5/31/2025	$34,213	$43,747	$31,657
6/30/2025	$37,179	$46,580	$33,266
7/31/2025	$38,344	$48,339	$33,998

Premier Large Company Growth Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6	32.22	13.71	14.39
Russell 1000® Growth Index	23.85	17.29	17.07
Russell 3000® Index	15.68	15.19	13.02

KEY FUND STATISTICS

Total net assets	$1,480,254,613
# of portfolio holdings	60
Portfolio turnover rate	63%
Total advisory fees paid	$8,593,474

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.1
Communication services	15.1
Consumer discretionary	15.0
Industrials	12.8
Financials	10.6
Health care	6.1
Utilities	1.3

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.1
Microsoft Corp.	8.8
Meta Platforms, Inc. Class A	6.3
Amazon.com, Inc.	4.7
Broadcom, Inc.	4.4
Oracle Corp.	2.5
DoorDash, Inc. Class A	2.0
Mastercard, Inc. Class A	2.0
Booking Holdings, Inc.	1.8
Arista Networks, Inc.	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4654 07-25

Annual Shareholder Report

Premier Large Company Growth Fund

July 31, 2025

Class C

EKJCX

This annual shareholder report contains important information about Premier Large Company Growth Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$213	1.85%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within information technology, industrials, and communication services, where holdings with innovative products and strong demand, such as AppLovin Corp., Axon Enterprise, Inc. and Roblox Corp., contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp., Broadcom, Inc. and Netflix, Inc. detracted from returns.

Total return based on a $10,000 investment

	Class C with Load	Russell 1000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,341	$9,393	$9,396
9/30/2015	$9,082	$9,160	$9,122
10/31/2015	$9,685	$9,949	$9,843
11/30/2015	$9,762	$9,977	$9,898
12/31/2015	$9,600	$9,831	$9,694
1/31/2016	$8,756	$9,282	$9,147
2/29/2016	$8,642	$9,278	$9,144
3/31/2016	$9,159	$9,904	$9,788
4/30/2016	$9,152	$9,813	$9,849
5/31/2016	$9,357	$10,004	$10,025
6/30/2016	$9,091	$9,964	$10,046
7/31/2016	$9,608	$10,435	$10,444
8/31/2016	$9,547	$10,383	$10,471
9/30/2016	$9,570	$10,421	$10,488
10/31/2016	$9,250	$10,176	$10,261
11/30/2016	$9,281	$10,398	$10,720
12/31/2016	$9,180	$10,526	$10,929
1/31/2017	$9,636	$10,881	$11,135
2/28/2017	$9,988	$11,333	$11,549
3/31/2017	$10,109	$11,464	$11,557
4/30/2017	$10,461	$11,726	$11,679
5/31/2017	$10,822	$12,031	$11,799
6/30/2017	$10,736	$11,999	$11,905
7/31/2017	$11,054	$12,318	$12,130
8/31/2017	$11,209	$12,544	$12,153
9/30/2017	$11,381	$12,707	$12,449
10/31/2017	$11,811	$13,200	$12,721
11/30/2017	$12,111	$13,601	$13,107
12/31/2017	$12,207	$13,707	$13,238
1/31/2018	$13,284	$14,677	$13,936
2/28/2018	$13,050	$14,292	$13,423
3/31/2018	$12,816	$13,901	$13,153
4/30/2018	$12,840	$13,949	$13,203
5/31/2018	$13,460	$14,561	$13,576
6/30/2018	$13,600	$14,701	$13,665
7/31/2018	$13,893	$15,132	$14,118
8/31/2018	$14,630	$15,960	$14,614
9/30/2018	$14,759	$16,049	$14,638
10/31/2018	$13,214	$14,614	$13,560
11/30/2018	$13,413	$14,769	$13,832
12/31/2018	$12,220	$13,499	$12,544
1/31/2019	$13,457	$14,712	$13,621
2/28/2019	$14,157	$15,239	$14,100
3/31/2019	$14,441	$15,673	$14,306
4/30/2019	$15,245	$16,381	$14,877
5/31/2019	$14,560	$15,346	$13,915
6/30/2019	$15,379	$16,400	$14,892
7/31/2019	$15,573	$16,770	$15,113
8/31/2019	$15,364	$16,642	$14,805
9/30/2019	$15,096	$16,644	$15,065
10/31/2019	$15,275	$17,113	$15,389
11/30/2019	$15,946	$17,872	$15,974
12/31/2019	$16,149	$18,411	$16,436
1/31/2020	$16,748	$18,823	$16,418
2/29/2020	$15,633	$17,541	$15,074
3/31/2020	$13,485	$15,815	$13,001
4/30/2020	$15,716	$18,156	$14,722
5/31/2020	$16,964	$19,375	$15,510
6/30/2020	$17,664	$20,218	$15,864
7/31/2020	$18,979	$21,774	$16,765
8/31/2020	$20,344	$24,021	$17,980
9/30/2020	$19,661	$22,890	$17,325
10/31/2020	$19,378	$22,113	$16,951
11/30/2020	$21,459	$24,377	$19,013
12/31/2020	$22,350	$25,498	$19,869
1/31/2021	$22,034	$25,310	$19,780
2/28/2021	$22,943	$25,304	$20,399
3/31/2021	$22,567	$25,739	$21,130
4/30/2021	$24,010	$27,490	$22,219
5/31/2021	$23,199	$27,110	$22,320
6/30/2021	$24,642	$28,810	$22,871
7/31/2021	$25,393	$29,760	$23,258
8/31/2021	$26,164	$30,873	$23,921
9/30/2021	$24,840	$29,144	$22,848
10/31/2021	$26,677	$31,668	$24,393
11/30/2021	$25,432	$31,861	$24,021
12/31/2021	$25,189	$32,535	$24,967
1/31/2022	$22,142	$29,743	$23,498
2/28/2022	$21,736	$28,479	$22,906
3/31/2022	$21,939	$29,594	$23,649
4/30/2022	$18,979	$26,020	$21,527
5/31/2022	$18,515	$25,415	$21,498
6/30/2022	$17,122	$23,402	$19,700
7/31/2022	$19,153	$26,210	$21,548
8/31/2022	$18,283	$24,989	$20,744
9/30/2022	$16,483	$22,560	$18,820
10/31/2022	$17,122	$23,879	$20,364
11/30/2022	$17,818	$24,967	$21,426
12/31/2022	$16,512	$23,055	$20,172
1/31/2023	$17,818	$24,977	$21,561
2/28/2023	$17,441	$24,680	$21,057
3/31/2023	$18,399	$26,367	$21,620
4/30/2023	$18,486	$26,628	$21,851
5/31/2023	$19,008	$27,841	$21,936
6/30/2023	$20,314	$29,745	$23,433
7/31/2023	$20,662	$30,747	$24,273
8/31/2023	$20,399	$30,471	$23,805
9/30/2023	$19,226	$28,814	$22,671
10/31/2023	$18,885	$28,404	$22,070
11/30/2023	$21,084	$31,500	$24,128
12/31/2023	$21,878	$32,895	$25,408
1/31/2024	$22,883	$33,715	$25,689
2/29/2024	$24,893	$36,016	$27,080
3/31/2024	$25,454	$36,650	$27,953
4/30/2024	$24,145	$35,095	$26,723
5/31/2024	$25,571	$37,196	$27,986
6/30/2024	$26,810	$39,704	$28,852
7/31/2024	$26,202	$39,029	$29,389
8/31/2024	$27,417	$39,842	$30,029
9/30/2024	$28,282	$40,971	$30,650
10/31/2024	$28,493	$40,835	$30,425
11/30/2024	$31,087	$43,484	$32,449
12/31/2024	$29,973	$43,868	$31,457
1/31/2025	$31,007	$44,735	$32,450
2/28/2025	$29,638	$43,128	$31,828
3/31/2025	$26,845	$39,481	$29,971
4/30/2025	$27,683	$40,153	$29,770
5/31/2025	$30,783	$43,747	$31,657
6/30/2025	$33,437	$46,580	$33,266
7/31/2025	$34,471	$48,339	$33,998

Premier Large Company Growth Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	30.78	12.35	13.17
Class C with Load	29.78	12.35	13.17
Russell 1000® Growth Index	23.85	17.29	17.07
Russell 3000® Index	15.68	15.19	13.02

KEY FUND STATISTICS

Total net assets	$1,480,254,613
# of portfolio holdings	60
Portfolio turnover rate	63%
Total advisory fees paid	$8,593,474

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.1
Communication services	15.1
Consumer discretionary	15.0
Industrials	12.8
Financials	10.6
Health care	6.1
Utilities	1.3

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.1
Microsoft Corp.	8.8
Meta Platforms, Inc. Class A	6.3
Amazon.com, Inc.	4.7
Broadcom, Inc.	4.4
Oracle Corp.	2.5
DoorDash, Inc. Class A	2.0
Mastercard, Inc. Class A	2.0
Booking Holdings, Inc.	1.8
Arista Networks, Inc.	1.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0948 07-25

Annual Shareholder Report

Premier Large Company Growth Fund

July 31, 2025

Class A

EKJAX

This annual shareholder report contains important information about Premier Large Company Growth Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$125	1.08%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within information technology, industrials, and communication services, where holdings with innovative products and strong demand, such as AppLovin Corp., Axon Enterprise, Inc. and Roblox Corp., contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp., Broadcom, Inc. and Netflix, Inc. detracted from returns.

Total return based on a $10,000 investment

	Class A with Load	Russell 1000® Growth Index	Russell 3000® Index
7/31/2015	$9,427	$10,000	$10,000
8/31/2015	$8,813	$9,393	$9,396
9/30/2015	$8,570	$9,160	$9,122
10/31/2015	$9,143	$9,949	$9,843
11/30/2015	$9,224	$9,977	$9,898
12/31/2015	$9,073	$9,831	$9,694
1/31/2016	$8,284	$9,282	$9,147
2/29/2016	$8,178	$9,278	$9,144
3/31/2016	$8,675	$9,904	$9,788
4/30/2016	$8,682	$9,813	$9,849
5/31/2016	$8,874	$10,004	$10,025
6/30/2016	$8,632	$9,964	$10,046
7/31/2016	$9,123	$10,435	$10,444
8/31/2016	$9,073	$10,383	$10,471
9/30/2016	$9,104	$10,421	$10,488
10/31/2016	$8,800	$10,176	$10,261
11/30/2016	$8,837	$10,398	$10,720
12/31/2016	$8,749	$10,526	$10,929
1/31/2017	$9,183	$10,881	$11,135
2/28/2017	$9,528	$11,333	$11,549
3/31/2017	$9,652	$11,464	$11,557
4/30/2017	$9,990	$11,726	$11,679
5/31/2017	$10,342	$12,031	$11,799
6/30/2017	$10,266	$11,999	$11,905
7/31/2017	$10,584	$12,318	$12,130
8/31/2017	$10,736	$12,544	$12,153
9/30/2017	$10,908	$12,707	$12,449
10/31/2017	$11,322	$13,200	$12,721
11/30/2017	$11,626	$13,601	$13,107
12/31/2017	$11,717	$13,707	$13,238
1/31/2018	$12,763	$14,677	$13,936
2/28/2018	$12,551	$14,292	$13,423
3/31/2018	$12,329	$13,901	$13,153
4/30/2018	$12,364	$13,949	$13,203
5/31/2018	$12,967	$14,561	$13,576
6/30/2018	$13,100	$14,701	$13,665
7/31/2018	$13,393	$15,132	$14,118
8/31/2018	$14,120	$15,960	$14,614
9/30/2018	$14,254	$16,049	$14,638
10/31/2018	$12,772	$14,614	$13,560
11/30/2018	$12,976	$14,769	$13,832
12/31/2018	$11,825	$13,499	$12,544
1/31/2019	$13,019	$14,712	$13,621
2/28/2019	$13,702	$15,239	$14,100
3/31/2019	$14,000	$15,673	$14,306
4/30/2019	$14,779	$16,381	$14,877
5/31/2019	$14,128	$15,346	$13,915
6/30/2019	$14,939	$16,400	$14,892
7/31/2019	$15,131	$16,770	$15,113
8/31/2019	$14,939	$16,642	$14,805
9/30/2019	$14,683	$16,644	$15,065
10/31/2019	$14,875	$17,113	$15,389
11/30/2019	$15,536	$17,872	$15,974
12/31/2019	$15,746	$18,411	$16,436
1/31/2020	$16,347	$18,823	$16,418
2/29/2020	$15,261	$17,541	$15,074
3/31/2020	$13,170	$15,815	$13,001
4/30/2020	$15,354	$18,156	$14,722
5/31/2020	$16,590	$19,375	$15,510
6/30/2020	$17,283	$20,218	$15,864
7/31/2020	$18,577	$21,774	$16,765
8/31/2020	$19,929	$24,021	$17,980
9/30/2020	$19,270	$22,890	$17,325
10/31/2020	$19,004	$22,113	$16,951
11/30/2020	$21,061	$24,377	$19,013
12/31/2020	$21,945	$25,498	$19,869
1/31/2021	$21,659	$25,310	$19,780
2/28/2021	$22,569	$25,304	$20,399
3/31/2021	$22,205	$25,739	$21,130
4/30/2021	$23,635	$27,490	$22,219
5/31/2021	$22,868	$27,110	$22,320
6/30/2021	$24,298	$28,810	$22,871
7/31/2021	$25,065	$29,760	$23,258
8/31/2021	$25,819	$30,873	$23,921
9/30/2021	$24,532	$29,144	$22,848
10/31/2021	$26,378	$31,668	$24,393
11/30/2021	$25,156	$31,861	$24,021
12/31/2021	$24,935	$32,535	$24,967
1/31/2022	$21,931	$29,743	$23,498
2/28/2022	$21,535	$28,479	$22,906
3/31/2022	$21,750	$29,594	$23,649
4/30/2022	$18,829	$26,020	$21,527
5/31/2022	$18,383	$25,415	$21,498
6/30/2022	$17,014	$23,402	$19,700
7/31/2022	$19,043	$26,210	$21,548
8/31/2022	$18,202	$24,989	$20,744
9/30/2022	$16,419	$22,560	$18,820
10/31/2022	$17,063	$23,879	$20,364
11/30/2022	$17,740	$24,967	$21,426
12/31/2022	$16,485	$23,055	$20,172
1/31/2023	$17,789	$24,977	$21,561
2/28/2023	$17,410	$24,680	$21,057
3/31/2023	$18,367	$26,367	$21,620
4/30/2023	$18,482	$26,628	$21,851
5/31/2023	$19,010	$27,841	$21,936
6/30/2023	$20,347	$29,745	$23,433
7/31/2023	$20,710	$30,747	$24,273
8/31/2023	$20,446	$30,471	$23,805
9/30/2023	$19,271	$28,814	$22,671
10/31/2023	$18,928	$28,404	$22,070
11/30/2023	$21,133	$31,500	$24,128
12/31/2023	$21,928	$32,895	$25,408
1/31/2024	$22,936	$33,715	$25,689
2/29/2024	$24,951	$36,016	$27,080
3/31/2024	$25,513	$36,650	$27,953
4/30/2024	$24,201	$35,095	$26,723
5/31/2024	$25,630	$37,196	$27,986
6/30/2024	$26,872	$39,704	$28,852
7/31/2024	$26,263	$39,029	$29,389
8/31/2024	$27,481	$39,842	$30,029
9/30/2024	$28,348	$40,971	$30,650
10/31/2024	$28,558	$40,835	$30,425
11/30/2024	$31,159	$43,484	$32,449
12/31/2024	$30,042	$43,868	$31,457
1/31/2025	$31,078	$44,735	$32,450
2/28/2025	$29,707	$43,128	$31,828
3/31/2025	$26,907	$39,481	$29,971
4/30/2025	$27,747	$40,153	$29,770
5/31/2025	$30,854	$43,747	$31,657
6/30/2025	$33,514	$46,580	$33,266
7/31/2025	$34,550	$48,339	$33,998

Premier Large Company Growth Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	31.67	13.21	13.87
Class A with Load	24.14	11.88	13.20
Russell 1000® Growth Index	23.85	17.29	17.07
Russell 3000® Index	15.68	15.19	13.02

KEY FUND STATISTICS

Total net assets	$1,480,254,613
# of portfolio holdings	60
Portfolio turnover rate	63%
Total advisory fees paid	$8,593,474

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.1
Communication services	15.1
Consumer discretionary	15.0
Industrials	12.8
Financials	10.6
Health care	6.1
Utilities	1.3

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.1
Microsoft Corp.	8.8
Meta Platforms, Inc. Class A	6.3
Amazon.com, Inc.	4.7
Broadcom, Inc.	4.4
Oracle Corp.	2.5
DoorDash, Inc. Class A	2.0
Mastercard, Inc. Class A	2.0
Booking Holdings, Inc.	1.8
Arista Networks, Inc.	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4325 07-25

Annual Shareholder Report

Premier Large Company Growth Fund

July 31, 2025

Administrator Class

WFPDX

This annual shareholder report contains important information about Premier Large Company Growth Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$116	1.00%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within information technology, industrials, and communication services, where holdings with innovative products and strong demand, such as AppLovin Corp., Axon Enterprise, Inc. and Roblox Corp., contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp., Broadcom, Inc. and Netflix, Inc. detracted from returns.

Total return based on a $10,000 investment

	Administrator Class	Russell 1000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,348	$9,393	$9,396
9/30/2015	$9,092	$9,160	$9,122
10/31/2015	$9,701	$9,949	$9,843
11/30/2015	$9,787	$9,977	$9,898
12/31/2015	$9,628	$9,831	$9,694
1/31/2016	$8,791	$9,282	$9,147
2/29/2016	$8,680	$9,278	$9,144
3/31/2016	$9,209	$9,904	$9,788
4/30/2016	$9,209	$9,813	$9,849
5/31/2016	$9,425	$10,004	$10,025
6/30/2016	$9,164	$9,964	$10,046
7/31/2016	$9,687	$10,435	$10,444
8/31/2016	$9,634	$10,383	$10,471
9/30/2016	$9,667	$10,421	$10,488
10/31/2016	$9,347	$10,176	$10,261
11/30/2016	$9,392	$10,398	$10,720
12/31/2016	$9,293	$10,526	$10,929
1/31/2017	$9,757	$10,881	$11,135
2/28/2017	$10,127	$11,333	$11,549
3/31/2017	$10,257	$11,464	$11,557
4/30/2017	$10,620	$11,726	$11,679
5/31/2017	$10,989	$12,031	$11,799
6/30/2017	$10,910	$11,999	$11,905
7/31/2017	$11,250	$12,318	$12,130
8/31/2017	$11,417	$12,544	$12,153
9/30/2017	$11,598	$12,707	$12,449
10/31/2017	$12,040	$13,200	$12,721
11/30/2017	$12,359	$13,601	$13,107
12/31/2017	$12,462	$13,707	$13,238
1/31/2018	$13,577	$14,677	$13,936
2/28/2018	$13,344	$14,292	$13,423
3/31/2018	$13,112	$13,901	$13,153
4/30/2018	$13,149	$13,949	$13,203
5/31/2018	$13,799	$14,561	$13,576
6/30/2018	$13,948	$14,701	$13,665
7/31/2018	$14,254	$15,132	$14,118
8/31/2018	$15,034	$15,960	$14,614
9/30/2018	$15,174	$16,049	$14,638
10/31/2018	$13,595	$14,614	$13,560
11/30/2018	$13,809	$14,769	$13,832
12/31/2018	$12,583	$13,499	$12,544
1/31/2019	$13,863	$14,712	$13,621
2/28/2019	$14,597	$15,239	$14,100
3/31/2019	$14,909	$15,673	$14,306
4/30/2019	$15,743	$16,381	$14,877
5/31/2019	$15,042	$15,346	$13,915
6/30/2019	$15,910	$16,400	$14,892
7/31/2019	$16,110	$16,770	$15,113
8/31/2019	$15,910	$16,642	$14,805
9/30/2019	$15,643	$16,644	$15,065
10/31/2019	$15,843	$17,113	$15,389
11/30/2019	$16,555	$17,872	$15,974
12/31/2019	$16,774	$18,411	$16,436
1/31/2020	$17,424	$18,823	$16,418
2/29/2020	$16,269	$17,541	$15,074
3/31/2020	$14,043	$15,815	$13,001
4/30/2020	$16,365	$18,156	$14,722
5/31/2020	$17,689	$19,375	$15,510
6/30/2020	$18,423	$20,218	$15,864
7/31/2020	$19,819	$21,774	$16,765
8/31/2020	$21,251	$24,021	$17,980
9/30/2020	$20,553	$22,890	$17,325
10/31/2020	$20,276	$22,113	$16,951
11/30/2020	$22,466	$24,377	$19,013
12/31/2020	$23,411	$25,498	$19,869
1/31/2021	$23,114	$25,310	$19,780
2/28/2021	$24,086	$25,304	$20,399
3/31/2021	$23,695	$25,739	$21,130
4/30/2021	$25,234	$27,490	$22,219
5/31/2021	$24,397	$27,110	$22,320
6/30/2021	$25,936	$28,810	$22,871
7/31/2021	$26,759	$29,760	$23,258
8/31/2021	$27,569	$30,873	$23,921
9/30/2021	$26,192	$29,144	$22,848
10/31/2021	$28,163	$31,668	$24,393
11/30/2021	$26,867	$31,861	$24,021
12/31/2021	$26,642	$32,535	$24,967
1/31/2022	$23,426	$29,743	$23,498
2/28/2022	$23,001	$28,479	$22,906
3/31/2022	$23,222	$29,594	$23,649
4/30/2022	$20,126	$26,020	$21,527
5/31/2022	$19,632	$25,415	$21,498
6/30/2022	$18,186	$23,402	$19,700
7/31/2022	$20,347	$26,210	$21,548
8/31/2022	$19,445	$24,989	$20,744
9/30/2022	$17,540	$22,560	$18,820
10/31/2022	$18,237	$23,879	$20,364
11/30/2022	$18,969	$24,967	$21,426
12/31/2022	$17,625	$23,055	$20,172
1/31/2023	$19,020	$24,977	$21,561
2/28/2023	$18,629	$24,680	$21,057
3/31/2023	$19,649	$26,367	$21,620
4/30/2023	$19,768	$26,628	$21,851
5/31/2023	$20,330	$27,841	$21,936
6/30/2023	$21,759	$29,745	$23,433
7/31/2023	$22,150	$30,747	$24,273
8/31/2023	$21,861	$30,471	$23,805
9/30/2023	$20,614	$28,814	$22,671
10/31/2023	$20,244	$28,404	$22,070
11/30/2023	$22,602	$31,500	$24,128
12/31/2023	$23,455	$32,895	$25,408
1/31/2024	$24,525	$33,715	$25,689
2/29/2024	$26,713	$36,016	$27,080
3/31/2024	$27,308	$36,650	$27,953
4/30/2024	$25,905	$35,095	$26,723
5/31/2024	$27,427	$37,196	$27,986
6/30/2024	$28,759	$39,704	$28,852
7/31/2024	$28,093	$39,029	$29,389
8/31/2024	$29,425	$39,842	$30,029
9/30/2024	$30,353	$40,971	$30,650
10/31/2024	$30,591	$40,835	$30,425
11/30/2024	$33,374	$43,484	$32,449
12/31/2024	$32,199	$43,868	$31,457
1/31/2025	$33,296	$44,735	$32,450
2/28/2025	$31,805	$43,128	$31,828
3/31/2025	$28,821	$39,481	$29,971
4/30/2025	$29,722	$40,153	$29,770
5/31/2025	$33,043	$43,747	$31,657
6/30/2025	$35,886	$46,580	$33,266
7/31/2025	$37,012	$48,339	$33,998

Premier Large Company Growth Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	31.75	13.31	13.98
Russell 1000® Growth Index	23.85	17.29	17.07
Russell 3000® Index	15.68	15.19	13.02

KEY FUND STATISTICS

Total net assets	$1,480,254,613
# of portfolio holdings	60
Portfolio turnover rate	63%
Total advisory fees paid	$8,593,474

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.1
Communication services	15.1
Consumer discretionary	15.0
Industrials	12.8
Financials	10.6
Health care	6.1
Utilities	1.3

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.1
Microsoft Corp.	8.8
Meta Platforms, Inc. Class A	6.3
Amazon.com, Inc.	4.7
Broadcom, Inc.	4.4
Oracle Corp.	2.5
DoorDash, Inc. Class A	2.0
Mastercard, Inc. Class A	2.0
Booking Holdings, Inc.	1.8
Arista Networks, Inc.	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3721 07-25

Annual Shareholder Report

Special Large Cap Value Fund

July 31, 2025

Class R6

EIVFX

This annual shareholder report contains important information about Special Large Cap Value Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$43	0.41%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund outperformed its strategy benchmark, driven by stock selection. The period saw a fluctuation in investors’ risk appetites as optimism around monetary policy easing gave way to fears that a restrictive trade policy and the Federal Reserve’s decision to pause rate cuts could lead to a recession. However, markets rallied off the April 9 announcement that the implementation of tariffs would be delayed.

The Fund made minor changes to sector allocation, with an increase in its consumer discretionary weight while reducing its exposure to real estate and financials. Citigroup, Inc. was the largest contributor, as it is exiting less profitable, non-core franchises and eliminating managerial layers to improve returns and reduce its capital needs, with a goal of achieving more durable and higher-growth cash flow. The largest detractor was Canadian Pacific Kansas City Ltd., an operator of a transnational rail network, on fears that trade policy could affect volumes. Management announced its first share repurchase program in more than three years, and we believe shares are materially undervalued from a reward/risk perspective.

Total return based on a $10,000 investment

	Class R6	Russell 1000® Value Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,361	$9,404	$9,396
9/30/2015	$9,090	$9,121	$9,122
10/31/2015	$9,846	$9,809	$9,843
11/30/2015	$9,824	$9,846	$9,898
12/31/2015	$9,597	$9,634	$9,694
1/31/2016	$8,983	$9,137	$9,147
2/29/2016	$8,950	$9,134	$9,144
3/31/2016	$9,522	$9,792	$9,788
4/30/2016	$9,605	$9,998	$9,849
5/31/2016	$9,646	$10,153	$10,025
6/30/2016	$9,621	$10,241	$10,046
7/31/2016	$9,870	$10,538	$10,444
8/31/2016	$9,937	$10,620	$10,471
9/30/2016	$9,970	$10,598	$10,488
10/31/2016	$9,771	$10,434	$10,261
11/30/2016	$10,161	$11,029	$10,720
12/31/2016	$10,336	$11,305	$10,929
1/31/2017	$10,480	$11,386	$11,135
2/28/2017	$10,751	$11,795	$11,549
3/31/2017	$10,760	$11,675	$11,557
4/30/2017	$10,787	$11,653	$11,679
5/31/2017	$10,886	$11,641	$11,799
6/30/2017	$10,949	$11,832	$11,905
7/31/2017	$11,255	$11,989	$12,130
8/31/2017	$11,120	$11,849	$12,153
9/30/2017	$11,354	$12,200	$12,449
10/31/2017	$11,471	$12,289	$12,721
11/30/2017	$11,832	$12,665	$13,107
12/31/2017	$12,016	$12,850	$13,238
1/31/2018	$12,685	$13,347	$13,936
2/28/2018	$12,065	$12,709	$13,423
3/31/2018	$11,819	$12,486	$13,153
4/30/2018	$11,937	$12,527	$13,203
5/31/2018	$12,045	$12,601	$13,576
6/30/2018	$12,203	$12,633	$13,665
7/31/2018	$12,714	$13,133	$14,118
8/31/2018	$12,941	$13,327	$14,614
9/30/2018	$13,147	$13,353	$14,638
10/31/2018	$12,439	$12,662	$13,560
11/30/2018	$12,813	$13,040	$13,832
12/31/2018	$11,461	$11,788	$12,544
1/31/2019	$12,406	$12,705	$13,621
2/28/2019	$12,840	$13,111	$14,100
3/31/2019	$13,003	$13,194	$14,306
4/30/2019	$13,643	$13,662	$14,877
5/31/2019	$12,872	$12,784	$13,915
6/30/2019	$13,741	$13,702	$14,892
7/31/2019	$14,034	$13,815	$15,113
8/31/2019	$13,686	$13,409	$14,805
9/30/2019	$14,196	$13,887	$15,065
10/31/2019	$14,262	$14,081	$15,389
11/30/2019	$14,750	$14,517	$15,974
12/31/2019	$15,255	$14,916	$16,436
1/31/2020	$14,760	$14,595	$16,418
2/29/2020	$13,333	$13,182	$15,074
3/31/2020	$11,351	$10,929	$13,001
4/30/2020	$12,523	$12,158	$14,722
5/31/2020	$12,958	$12,574	$15,510
6/30/2020	$13,055	$12,491	$15,864
7/31/2020	$13,490	$12,985	$16,765
8/31/2020	$14,046	$13,522	$17,980
9/30/2020	$13,587	$13,190	$17,325
10/31/2020	$13,309	$13,016	$16,951
11/30/2020	$15,001	$14,767	$19,013
12/31/2020	$15,481	$15,333	$19,869
1/31/2021	$15,137	$15,193	$19,780
2/28/2021	$15,886	$16,111	$20,399
3/31/2021	$17,028	$17,059	$21,130
4/30/2021	$17,691	$17,741	$22,219
5/31/2021	$18,022	$18,155	$22,320
6/30/2021	$17,863	$17,947	$22,871
7/31/2021	$18,084	$18,091	$23,258
8/31/2021	$18,366	$18,450	$23,921
9/30/2021	$17,875	$17,807	$22,848
10/31/2021	$18,992	$18,712	$24,393
11/30/2021	$18,329	$18,052	$24,021
12/31/2021	$19,239	$19,191	$24,967
1/31/2022	$18,711	$18,744	$23,498
2/28/2022	$18,290	$18,527	$22,906
3/31/2022	$18,591	$19,050	$23,649
4/30/2022	$17,356	$17,975	$21,527
5/31/2022	$17,627	$18,324	$21,498
6/30/2022	$15,954	$16,723	$19,700
7/31/2022	$17,205	$17,832	$21,548
8/31/2022	$16,873	$17,301	$20,744
9/30/2022	$15,578	$15,784	$18,820
10/31/2022	$17,521	$17,402	$20,364
11/30/2022	$18,696	$18,490	$21,426
12/31/2022	$18,045	$17,744	$20,172
1/31/2023	$18,757	$18,664	$21,561
2/28/2023	$18,062	$18,006	$21,057
3/31/2023	$17,879	$17,923	$21,620
4/30/2023	$18,443	$18,193	$21,851
5/31/2023	$17,995	$17,491	$21,936
6/30/2023	$19,221	$18,653	$23,433
7/31/2023	$19,719	$19,309	$24,273
8/31/2023	$19,321	$18,788	$23,805
9/30/2023	$18,641	$18,063	$22,671
10/31/2023	$18,310	$17,426	$22,070
11/30/2023	$19,304	$18,740	$24,128
12/31/2023	$20,594	$19,778	$25,408
1/31/2024	$20,817	$19,799	$25,689
2/29/2024	$21,485	$20,529	$27,080
3/31/2024	$22,668	$21,556	$27,953
4/30/2024	$21,845	$20,635	$26,723
5/31/2024	$22,702	$21,289	$27,986
6/30/2024	$22,702	$21,089	$28,852
7/31/2024	$23,781	$22,167	$29,389
8/31/2024	$24,724	$22,762	$30,029
9/30/2024	$24,706	$23,077	$30,650
10/31/2024	$24,415	$22,823	$30,425
11/30/2024	$25,563	$24,281	$32,449
12/31/2024	$24,106	$22,620	$31,457
1/31/2025	$25,268	$23,667	$32,450
2/28/2025	$25,193	$23,763	$31,828
3/31/2025	$24,556	$23,103	$29,971
4/30/2025	$24,256	$22,399	$29,770
5/31/2025	$25,212	$23,186	$31,657
6/30/2025	$26,149	$23,978	$33,266
7/31/2025	$26,280	$24,116	$33,998

Special Large Cap Value Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6	10.51	14.27	10.14
Russell 1000® Value Index	8.79	13.18	9.20
Russell 3000® Index	15.68	15.19	13.02

KEY FUND STATISTICS

Total net assets	$2,001,713,305
# of portfolio holdings	46
Portfolio turnover rate	44%
Total advisory fees paid	$6,257,425

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.0
Industrials	15.3
Health care	14.0
Consumer discretionary	10.3
Information technology	9.9
Consumer staples	7.7
Energy	5.8
Materials	4.8
Communication services	4.6
Real estate	3.5
Utilities	3.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.5
Canadian Pacific Kansas City Ltd.	4.4
Bank of America Corp.	3.9
Intercontinental Exchange, Inc.	3.8
Citigroup, Inc.	3.6
Berkshire Hathaway, Inc. Class B	3.3
Mondelez International, Inc. Class A	3.2
D.R. Horton, Inc.	3.0
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	2.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4652 07-25

Annual Shareholder Report

Special Large Cap Value Fund

July 31, 2025

Institutional Class

EIVIX

This annual shareholder report contains important information about Special Large Cap Value Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$56	0.53%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund outperformed its strategy benchmark, driven by stock selection. The period saw a fluctuation in investors’ risk appetites as optimism around monetary policy easing gave way to fears that a restrictive trade policy and the Federal Reserve’s decision to pause rate cuts could lead to a recession. However, markets rallied off the April 9 announcement that the implementation of tariffs would be delayed.

The Fund made minor changes to sector allocation, with an increase in its consumer discretionary weight while reducing its exposure to real estate and financials. Citigroup, Inc. was the largest contributor, as it is exiting less profitable, non-core franchises and eliminating managerial layers to improve returns and reduce its capital needs, with a goal of achieving more durable and higher-growth cash flow. The largest detractor was Canadian Pacific Kansas City Ltd., an operator of a transnational rail network, on fears that trade policy could affect volumes. Management announced its first share repurchase program in more than three years, and we believe shares are materially undervalued from a reward/risk perspective.

Total return based on a $10,000 investment

	Institutional Class	Russell 1000® Value Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,362	$9,404	$9,396
9/30/2015	$9,094	$9,121	$9,122
10/31/2015	$9,848	$9,809	$9,843
11/30/2015	$9,826	$9,846	$9,898
12/31/2015	$9,595	$9,634	$9,694
1/31/2016	$8,982	$9,137	$9,147
2/29/2016	$8,958	$9,134	$9,144
3/31/2016	$9,522	$9,792	$9,788
4/30/2016	$9,604	$9,998	$9,849
5/31/2016	$9,644	$10,153	$10,025
6/30/2016	$9,620	$10,241	$10,046
7/31/2016	$9,873	$10,538	$10,444
8/31/2016	$9,939	$10,620	$10,471
9/30/2016	$9,971	$10,598	$10,488
10/31/2016	$9,775	$10,434	$10,261
11/30/2016	$10,159	$11,029	$10,720
12/31/2016	$10,330	$11,305	$10,929
1/31/2017	$10,472	$11,386	$11,135
2/28/2017	$10,747	$11,795	$11,549
3/31/2017	$10,756	$11,675	$11,557
4/30/2017	$10,783	$11,653	$11,679
5/31/2017	$10,880	$11,641	$11,799
6/30/2017	$10,951	$11,832	$11,905
7/31/2017	$11,244	$11,989	$12,130
8/31/2017	$11,120	$11,849	$12,153
9/30/2017	$11,350	$12,200	$12,449
10/31/2017	$11,465	$12,289	$12,721
11/30/2017	$11,829	$12,665	$13,107
12/31/2017	$12,005	$12,850	$13,238
1/31/2018	$12,682	$13,347	$13,936
2/28/2018	$12,054	$12,709	$13,423
3/31/2018	$11,812	$12,486	$13,153
4/30/2018	$11,928	$12,527	$13,203
5/31/2018	$12,034	$12,601	$13,576
6/30/2018	$12,189	$12,633	$13,665
7/31/2018	$12,701	$13,133	$14,118
8/31/2018	$12,933	$13,327	$14,614
9/30/2018	$13,030	$13,353	$14,638
10/31/2018	$12,334	$12,662	$13,560
11/30/2018	$12,711	$13,040	$13,832
12/31/2018	$11,366	$11,788	$12,544
1/31/2019	$12,302	$12,705	$13,621
2/28/2019	$12,733	$13,111	$14,100
3/31/2019	$12,891	$13,194	$14,306
4/30/2019	$13,511	$13,662	$14,877
5/31/2019	$12,754	$12,784	$13,915
6/30/2019	$13,617	$13,702	$14,892
7/31/2019	$13,900	$13,815	$15,113
8/31/2019	$13,553	$13,409	$14,805
9/30/2019	$14,058	$13,887	$15,065
10/31/2019	$14,132	$14,081	$15,389
11/30/2019	$14,615	$14,517	$15,974
12/31/2019	$15,104	$14,916	$16,436
1/31/2020	$14,625	$14,595	$16,418
2/29/2020	$13,212	$13,182	$15,074
3/31/2020	$11,249	$10,929	$13,001
4/30/2020	$12,406	$12,158	$14,722
5/31/2020	$12,838	$12,574	$15,510
6/30/2020	$12,931	$12,491	$15,864
7/31/2020	$13,364	$12,985	$16,765
8/31/2020	$13,901	$13,522	$17,980
9/30/2020	$13,457	$13,190	$17,325
10/31/2020	$13,188	$13,016	$16,951
11/30/2020	$14,859	$14,767	$19,013
12/31/2020	$15,323	$15,333	$19,869
1/31/2021	$14,979	$15,193	$19,780
2/28/2021	$15,727	$16,111	$20,399
3/31/2021	$16,865	$17,059	$21,130
4/30/2021	$17,518	$17,741	$22,219
5/31/2021	$17,838	$18,155	$22,320
6/30/2021	$17,684	$17,947	$22,871
7/31/2021	$17,909	$18,091	$23,258
8/31/2021	$18,182	$18,450	$23,921
9/30/2021	$17,695	$17,807	$22,848
10/31/2021	$18,798	$18,712	$24,393
11/30/2021	$18,146	$18,052	$24,021
12/31/2021	$19,030	$19,191	$24,967
1/31/2022	$18,524	$18,744	$23,498
2/28/2022	$18,105	$18,527	$22,906
3/31/2022	$18,408	$19,050	$23,649
4/30/2022	$17,179	$17,975	$21,527
5/31/2022	$17,454	$18,324	$21,498
6/30/2022	$15,791	$16,723	$19,700
7/31/2022	$17,020	$17,832	$21,548
8/31/2022	$16,702	$17,301	$20,744
9/30/2022	$15,415	$15,784	$18,820
10/31/2022	$17,338	$17,402	$20,364
11/30/2022	$18,495	$18,490	$21,426
12/31/2022	$17,855	$17,744	$20,172
1/31/2023	$18,552	$18,664	$21,561
2/28/2023	$17,871	$18,006	$21,057
3/31/2023	$17,680	$17,923	$21,620
4/30/2023	$18,251	$18,193	$21,851
5/31/2023	$17,807	$17,491	$21,936
6/30/2023	$19,028	$18,653	$23,433
7/31/2023	$19,520	$19,309	$24,273
8/31/2023	$19,107	$18,788	$23,805
9/30/2023	$18,441	$18,063	$22,671
10/31/2023	$18,108	$17,426	$22,070
11/30/2023	$19,107	$18,740	$24,128
12/31/2023	$20,370	$19,778	$25,408
1/31/2024	$20,583	$19,799	$25,689
2/29/2024	$21,254	$20,529	$27,080
3/31/2024	$22,400	$21,556	$27,953
4/30/2024	$21,614	$20,635	$26,723
5/31/2024	$22,450	$21,289	$27,986
6/30/2024	$22,450	$21,089	$28,852
7/31/2024	$23,514	$22,167	$29,389
8/31/2024	$24,431	$22,762	$30,029
9/30/2024	$24,431	$23,077	$30,650
10/31/2024	$24,120	$22,823	$30,425
11/30/2024	$25,266	$24,281	$32,449
12/31/2024	$23,818	$22,620	$31,457
1/31/2025	$24,978	$23,667	$32,450
2/28/2025	$24,889	$23,763	$31,828
3/31/2025	$24,264	$23,103	$29,971
4/30/2025	$23,961	$22,399	$29,770
5/31/2025	$24,889	$23,186	$31,657
6/30/2025	$25,834	$23,978	$33,266
7/31/2025	$25,941	$24,116	$33,998

Special Large Cap Value Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	10.32	14.19	10.00
Russell 1000® Value Index	8.79	13.18	9.20
Russell 3000® Index	15.68	15.19	13.02

KEY FUND STATISTICS

Total net assets	$2,001,713,305
# of portfolio holdings	46
Portfolio turnover rate	44%
Total advisory fees paid	$6,257,425

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.0
Industrials	15.3
Health care	14.0
Consumer discretionary	10.3
Information technology	9.9
Consumer staples	7.7
Energy	5.8
Materials	4.8
Communication services	4.6
Real estate	3.5
Utilities	3.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.5
Canadian Pacific Kansas City Ltd.	4.4
Bank of America Corp.	3.9
Intercontinental Exchange, Inc.	3.8
Citigroup, Inc.	3.6
Berkshire Hathaway, Inc. Class B	3.3
Mondelez International, Inc. Class A	3.2
D.R. Horton, Inc.	3.0
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	2.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0517 07-25

Annual Shareholder Report

Special Large Cap Value Fund

July 31, 2025

Class C

EIVCX

This annual shareholder report contains important information about Special Large Cap Value Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$166	1.59%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund outperformed its strategy benchmark, driven by stock selection. The period saw a fluctuation in investors’ risk appetites as optimism around monetary policy easing gave way to fears that a restrictive trade policy and the Federal Reserve’s decision to pause rate cuts could lead to a recession. However, markets rallied off the April 9 announcement that the implementation of tariffs would be delayed.

The Fund made minor changes to sector allocation, with an increase in its consumer discretionary weight while reducing its exposure to real estate and financials. Citigroup, Inc. was the largest contributor, as it is exiting less profitable, non-core franchises and eliminating managerial layers to improve returns and reduce its capital needs, with a goal of achieving more durable and higher-growth cash flow. The largest detractor was Canadian Pacific Kansas City Ltd., an operator of a transnational rail network, on fears that trade policy could affect volumes. Management announced its first share repurchase program in more than three years, and we believe shares are materially undervalued from a reward/risk perspective.

Total return based on a $10,000 investment

	Class C with Load	Russell 1000® Value Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,353	$9,404	$9,396
9/30/2015	$9,071	$9,121	$9,122
10/31/2015	$9,814	$9,809	$9,843
11/30/2015	$9,784	$9,846	$9,898
12/31/2015	$9,546	$9,634	$9,694
1/31/2016	$8,923	$9,137	$9,147
2/29/2016	$8,889	$9,134	$9,144
3/31/2016	$9,446	$9,792	$9,788
4/30/2016	$9,512	$9,998	$9,849
5/31/2016	$9,546	$10,153	$10,025
6/30/2016	$9,512	$10,241	$10,046
7/31/2016	$9,753	$10,538	$10,444
8/31/2016	$9,812	$10,620	$10,471
9/30/2016	$9,828	$10,598	$10,488
10/31/2016	$9,629	$10,434	$10,261
11/30/2016	$9,994	$11,029	$10,720
12/31/2016	$10,160	$11,305	$10,929
1/31/2017	$10,294	$11,386	$11,135
2/28/2017	$10,543	$11,795	$11,549
3/31/2017	$10,543	$11,675	$11,557
4/30/2017	$10,561	$11,653	$11,679
5/31/2017	$10,650	$11,641	$11,799
6/30/2017	$10,704	$11,832	$11,905
7/31/2017	$10,980	$11,989	$12,130
8/31/2017	$10,847	$11,849	$12,153
9/30/2017	$11,061	$12,200	$12,449
10/31/2017	$11,159	$12,289	$12,721
11/30/2017	$11,507	$12,665	$13,107
12/31/2017	$11,661	$12,850	$13,238
1/31/2018	$12,308	$13,347	$13,936
2/28/2018	$11,690	$12,709	$13,423
3/31/2018	$11,448	$12,486	$13,153
4/30/2018	$11,555	$12,527	$13,203
5/31/2018	$11,642	$12,601	$13,576
6/30/2018	$11,777	$12,633	$13,665
7/31/2018	$12,260	$13,133	$14,118
8/31/2018	$12,472	$13,327	$14,614
9/30/2018	$12,559	$13,353	$14,638
10/31/2018	$11,873	$12,662	$13,560
11/30/2018	$12,221	$13,040	$13,832
12/31/2018	$10,920	$11,788	$12,544
1/31/2019	$11,804	$12,705	$13,621
2/28/2019	$12,210	$13,111	$14,100
3/31/2019	$12,345	$13,194	$14,306
4/30/2019	$12,938	$13,662	$14,877
5/31/2019	$12,189	$12,784	$13,915
6/30/2019	$13,011	$13,702	$14,892
7/31/2019	$13,260	$13,815	$15,113
8/31/2019	$12,927	$13,409	$14,805
9/30/2019	$13,395	$13,887	$15,065
10/31/2019	$13,447	$14,081	$15,389
11/30/2019	$13,895	$14,517	$15,974
12/31/2019	$14,341	$14,916	$16,436
1/31/2020	$13,871	$14,595	$16,418
2/29/2020	$12,518	$13,182	$15,074
3/31/2020	$10,650	$10,929	$13,001
4/30/2020	$11,739	$12,158	$14,722
5/31/2020	$12,128	$12,574	$15,510
6/30/2020	$12,209	$12,491	$15,864
7/31/2020	$12,598	$12,985	$16,765
8/31/2020	$13,126	$13,522	$17,980
9/30/2020	$12,690	$13,190	$17,325
10/31/2020	$12,427	$13,016	$16,951
11/30/2020	$13,986	$14,767	$19,013
12/31/2020	$14,410	$15,333	$19,869
1/31/2021	$14,077	$15,193	$19,780
2/28/2021	$14,765	$16,111	$20,399
3/31/2021	$15,808	$17,059	$21,130
4/30/2021	$16,404	$17,741	$22,219
5/31/2021	$16,702	$18,155	$22,320
6/30/2021	$16,542	$17,947	$22,871
7/31/2021	$16,725	$18,091	$23,258
8/31/2021	$16,966	$18,450	$23,921
9/30/2021	$16,496	$17,807	$22,848
10/31/2021	$17,516	$18,712	$24,393
11/30/2021	$16,886	$18,052	$24,021
12/31/2021	$17,690	$19,191	$24,967
1/31/2022	$17,202	$18,744	$23,498
2/28/2022	$16,798	$18,527	$22,906
3/31/2022	$17,062	$19,050	$23,649
4/30/2022	$15,905	$17,975	$21,527
5/31/2022	$16,142	$18,324	$21,498
6/30/2022	$14,595	$16,723	$19,700
7/31/2022	$15,724	$17,832	$21,548
8/31/2022	$15,404	$17,301	$20,744
9/30/2022	$14,205	$15,784	$18,820
10/31/2022	$15,961	$17,402	$20,364
11/30/2022	$17,021	$18,490	$21,426
12/31/2022	$16,406	$17,744	$20,172
1/31/2023	$17,027	$18,664	$21,561
2/28/2023	$16,391	$18,006	$21,057
3/31/2023	$16,209	$17,923	$21,620
4/30/2023	$16,694	$18,193	$21,851
5/31/2023	$16,270	$17,491	$21,936
6/30/2023	$17,376	$18,653	$23,433
7/31/2023	$17,815	$19,309	$24,273
8/31/2023	$17,435	$18,788	$23,805
9/30/2023	$16,821	$18,063	$22,671
10/31/2023	$16,513	$17,426	$22,070
11/30/2023	$17,406	$18,740	$24,128
12/31/2023	$18,558	$19,778	$25,408
1/31/2024	$18,754	$19,799	$25,689
2/29/2024	$19,356	$20,529	$27,080
3/31/2024	$20,395	$21,556	$27,953
4/30/2024	$19,672	$20,635	$26,723
5/31/2024	$20,425	$21,289	$27,986
6/30/2024	$20,410	$21,089	$28,852
7/31/2024	$21,388	$22,167	$29,389
8/31/2024	$22,216	$22,762	$30,029
9/30/2024	$22,201	$23,077	$30,650
10/31/2024	$21,915	$22,823	$30,425
11/30/2024	$22,953	$24,281	$32,449
12/31/2024	$21,632	$22,620	$31,457
1/31/2025	$22,680	$23,667	$32,450
2/28/2025	$22,598	$23,763	$31,828
3/31/2025	$22,025	$23,103	$29,971
4/30/2025	$21,731	$22,399	$29,770
5/31/2025	$22,582	$23,186	$31,657
6/30/2025	$23,416	$23,978	$33,266
7/31/2025	$23,514	$24,116	$33,998

Special Large Cap Value Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	9.13	12.96	8.93
Class C with Load	8.13	12.96	8.93
Russell 1000® Value Index	8.79	13.18	9.20
Russell 3000® Index	15.68	15.19	13.02

KEY FUND STATISTICS

Total net assets	$2,001,713,305
# of portfolio holdings	46
Portfolio turnover rate	44%
Total advisory fees paid	$6,257,425

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.0
Industrials	15.3
Health care	14.0
Consumer discretionary	10.3
Information technology	9.9
Consumer staples	7.7
Energy	5.8
Materials	4.8
Communication services	4.6
Real estate	3.5
Utilities	3.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.5
Canadian Pacific Kansas City Ltd.	4.4
Bank of America Corp.	3.9
Intercontinental Exchange, Inc.	3.8
Citigroup, Inc.	3.6
Berkshire Hathaway, Inc. Class B	3.3
Mondelez International, Inc. Class A	3.2
D.R. Horton, Inc.	3.0
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	2.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0417 07-25

Annual Shareholder Report

Special Large Cap Value Fund

July 31, 2025

Class A

EIVAX

This annual shareholder report contains important information about Special Large Cap Value Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$88	0.84%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund outperformed its strategy benchmark, driven by stock selection. The period saw a fluctuation in investors’ risk appetites as optimism around monetary policy easing gave way to fears that a restrictive trade policy and the Federal Reserve’s decision to pause rate cuts could lead to a recession. However, markets rallied off the April 9 announcement that the implementation of tariffs would be delayed.

The Fund made minor changes to sector allocation, with an increase in its consumer discretionary weight while reducing its exposure to real estate and financials. Citigroup, Inc. was the largest contributor, as it is exiting less profitable, non-core franchises and eliminating managerial layers to improve returns and reduce its capital needs, with a goal of achieving more durable and higher-growth cash flow. The largest detractor was Canadian Pacific Kansas City Ltd., an operator of a transnational rail network, on fears that trade policy could affect volumes. Management announced its first share repurchase program in more than three years, and we believe shares are materially undervalued from a reward/risk perspective.

Total return based on a $10,000 investment

	Class A with Load	Russell 1000® Value Index	Russell 3000® Index
7/31/2015	$9,425	$10,000	$10,000
8/31/2015	$8,821	$9,404	$9,396
9/30/2015	$8,560	$9,121	$9,122
10/31/2015	$9,267	$9,809	$9,843
11/30/2015	$9,247	$9,846	$9,898
12/31/2015	$9,023	$9,634	$9,694
1/31/2016	$8,445	$9,137	$9,147
2/29/2016	$8,414	$9,134	$9,144
3/31/2016	$8,946	$9,792	$9,788
4/30/2016	$9,015	$9,998	$9,849
5/31/2016	$9,054	$10,153	$10,025
6/30/2016	$9,031	$10,241	$10,046
7/31/2016	$9,262	$10,538	$10,444
8/31/2016	$9,324	$10,620	$10,471
9/30/2016	$9,347	$10,598	$10,488
10/31/2016	$9,162	$10,434	$10,261
11/30/2016	$9,517	$11,029	$10,720
12/31/2016	$9,679	$11,305	$10,929
1/31/2017	$9,812	$11,386	$11,135
2/28/2017	$10,054	$11,795	$11,549
3/31/2017	$10,062	$11,675	$11,557
4/30/2017	$10,088	$11,653	$11,679
5/31/2017	$10,179	$11,641	$11,799
6/30/2017	$10,238	$11,832	$11,905
7/31/2017	$10,513	$11,989	$12,130
8/31/2017	$10,388	$11,849	$12,153
9/30/2017	$10,604	$12,200	$12,449
10/31/2017	$10,704	$12,289	$12,721
11/30/2017	$11,038	$12,665	$13,107
12/31/2017	$11,194	$12,850	$13,238
1/31/2018	$11,828	$13,347	$13,936
2/28/2018	$11,239	$12,709	$13,423
3/31/2018	$11,013	$12,486	$13,153
4/30/2018	$11,113	$12,527	$13,203
5/31/2018	$11,212	$12,601	$13,576
6/30/2018	$11,348	$12,633	$13,665
7/31/2018	$11,819	$13,133	$14,118
8/31/2018	$12,027	$13,327	$14,614
9/30/2018	$12,127	$13,353	$14,638
10/31/2018	$11,466	$12,662	$13,560
11/30/2018	$11,810	$13,040	$13,832
12/31/2018	$10,560	$11,788	$12,544
1/31/2019	$11,424	$12,705	$13,621
2/28/2019	$11,826	$13,111	$14,100
3/31/2019	$11,963	$13,194	$14,306
4/30/2019	$12,542	$13,662	$14,877
5/31/2019	$11,826	$12,784	$13,915
6/30/2019	$12,631	$13,702	$14,892
7/31/2019	$12,886	$13,815	$15,113
8/31/2019	$12,562	$13,409	$14,805
9/30/2019	$13,023	$13,887	$15,065
10/31/2019	$13,082	$14,081	$15,389
11/30/2019	$13,534	$14,517	$15,974
12/31/2019	$13,980	$14,916	$16,436
1/31/2020	$13,534	$14,595	$16,418
2/29/2020	$12,219	$13,182	$15,074
3/31/2020	$10,403	$10,929	$13,001
4/30/2020	$11,469	$12,158	$14,722
5/31/2020	$11,860	$12,574	$15,510
6/30/2020	$11,947	$12,491	$15,864
7/31/2020	$12,339	$12,985	$16,765
8/31/2020	$12,839	$13,522	$17,980
9/30/2020	$12,415	$13,190	$17,325
10/31/2020	$12,165	$13,016	$16,951
11/30/2020	$13,708	$14,767	$19,013
12/31/2020	$14,128	$15,333	$19,869
1/31/2021	$13,810	$15,193	$19,780
2/28/2021	$14,491	$16,111	$20,399
3/31/2021	$15,525	$17,059	$21,130
4/30/2021	$16,119	$17,741	$22,219
5/31/2021	$16,426	$18,155	$22,320
6/30/2021	$16,272	$17,947	$22,871
7/31/2021	$16,470	$18,091	$23,258
8/31/2021	$16,723	$18,450	$23,921
9/30/2021	$16,261	$17,807	$22,848
10/31/2021	$17,273	$18,712	$24,393
11/30/2021	$16,668	$18,052	$24,021
12/31/2021	$17,486	$19,191	$24,967
1/31/2022	$17,004	$18,744	$23,498
2/28/2022	$16,616	$18,527	$22,906
3/31/2022	$16,884	$19,050	$23,649
4/30/2022	$15,760	$17,975	$21,527
5/31/2022	$16,001	$18,324	$21,498
6/30/2022	$14,476	$16,723	$19,700
7/31/2022	$15,600	$17,832	$21,548
8/31/2022	$15,292	$17,301	$20,744
9/30/2022	$14,114	$15,784	$18,820
10/31/2022	$15,867	$17,402	$20,364
11/30/2022	$16,924	$18,490	$21,426
12/31/2022	$16,333	$17,744	$20,172
1/31/2023	$16,962	$18,664	$21,561
2/28/2023	$16,333	$18,006	$21,057
3/31/2023	$16,158	$17,923	$21,620
4/30/2023	$16,655	$18,193	$21,851
5/31/2023	$16,246	$17,491	$21,936
6/30/2023	$17,357	$18,653	$23,433
7/31/2023	$17,810	$19,309	$24,273
8/31/2023	$17,430	$18,788	$23,805
9/30/2023	$16,816	$18,063	$22,671
10/31/2023	$16,509	$17,426	$22,070
11/30/2023	$17,401	$18,740	$24,128
12/31/2023	$18,553	$19,778	$25,408
1/31/2024	$18,749	$19,799	$25,689
2/29/2024	$19,351	$20,529	$27,080
3/31/2024	$20,389	$21,556	$27,953
4/30/2024	$19,667	$20,635	$26,723
5/31/2024	$20,419	$21,289	$27,986
6/30/2024	$20,404	$21,089	$28,852
7/31/2024	$21,382	$22,167	$29,389
8/31/2024	$22,210	$22,762	$30,029
9/30/2024	$22,195	$23,077	$30,650
10/31/2024	$21,909	$22,823	$30,425
11/30/2024	$22,947	$24,281	$32,449
12/31/2024	$21,626	$22,620	$31,457
1/31/2025	$22,673	$23,667	$32,450
2/28/2025	$22,592	$23,763	$31,828
3/31/2025	$22,019	$23,103	$29,971
4/30/2025	$21,725	$22,399	$29,770
5/31/2025	$22,575	$23,186	$31,657
6/30/2025	$23,410	$23,978	$33,266
7/31/2025	$23,508	$24,116	$33,998

Special Large Cap Value Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	9.94	13.76	9.57
Class A with Load	3.62	12.42	8.92
Russell 1000® Value Index	8.79	13.18	9.20
Russell 3000® Index	15.68	15.19	13.02

KEY FUND STATISTICS

Total net assets	$2,001,713,305
# of portfolio holdings	46
Portfolio turnover rate	44%
Total advisory fees paid	$6,257,425

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.0
Industrials	15.3
Health care	14.0
Consumer discretionary	10.3
Information technology	9.9
Consumer staples	7.7
Energy	5.8
Materials	4.8
Communication services	4.6
Real estate	3.5
Utilities	3.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.5
Canadian Pacific Kansas City Ltd.	4.4
Bank of America Corp.	3.9
Intercontinental Exchange, Inc.	3.8
Citigroup, Inc.	3.6
Berkshire Hathaway, Inc. Class B	3.3
Mondelez International, Inc. Class A	3.2
D.R. Horton, Inc.	3.0
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	2.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4302 07-25

Annual Shareholder Report

Special Large Cap Value Fund

July 31, 2025

Administrator Class

EIVDX

This annual shareholder report contains important information about Special Large Cap Value Fund for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$77	0.73%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund outperformed its strategy benchmark, driven by stock selection. The period saw a fluctuation in investors’ risk appetites as optimism around monetary policy easing gave way to fears that a restrictive trade policy and the Federal Reserve’s decision to pause rate cuts could lead to a recession. However, markets rallied off the April 9 announcement that the implementation of tariffs would be delayed.

The Fund made minor changes to sector allocation, with an increase in its consumer discretionary weight while reducing its exposure to real estate and financials. Citigroup, Inc. was the largest contributor, as it is exiting less profitable, non-core franchises and eliminating managerial layers to improve returns and reduce its capital needs, with a goal of achieving more durable and higher-growth cash flow. The largest detractor was Canadian Pacific Kansas City Ltd., an operator of a transnational rail network, on fears that trade policy could affect volumes. Management announced its first share repurchase program in more than three years, and we believe shares are materially undervalued from a reward/risk perspective.

Total return based on a $10,000 investment

	Administrator Class	Russell 1000® Value Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,361	$9,404	$9,396
9/30/2015	$9,088	$9,121	$9,122
10/31/2015	$9,839	$9,809	$9,843
11/30/2015	$9,818	$9,846	$9,898
12/31/2015	$9,582	$9,634	$9,694
1/31/2016	$8,969	$9,137	$9,147
2/29/2016	$8,937	$9,134	$9,144
3/31/2016	$9,504	$9,792	$9,788
4/30/2016	$9,582	$9,998	$9,849
5/31/2016	$9,622	$10,153	$10,025
6/30/2016	$9,598	$10,241	$10,046
7/31/2016	$9,842	$10,538	$10,444
8/31/2016	$9,905	$10,620	$10,471
9/30/2016	$9,936	$10,598	$10,488
10/31/2016	$9,740	$10,434	$10,261
11/30/2016	$10,125	$11,029	$10,720
12/31/2016	$10,295	$11,305	$10,929
1/31/2017	$10,430	$11,386	$11,135
2/28/2017	$10,694	$11,795	$11,549
3/31/2017	$10,702	$11,675	$11,557
4/30/2017	$10,736	$11,653	$11,679
5/31/2017	$10,830	$11,641	$11,799
6/30/2017	$10,889	$11,832	$11,905
7/31/2017	$11,186	$11,989	$12,130
8/31/2017	$11,059	$11,849	$12,153
9/30/2017	$11,288	$12,200	$12,449
10/31/2017	$11,399	$12,289	$12,721
11/30/2017	$11,756	$12,665	$13,107
12/31/2017	$11,927	$12,850	$13,238
1/31/2018	$12,599	$13,347	$13,936
2/28/2018	$11,973	$12,709	$13,423
3/31/2018	$11,733	$12,486	$13,153
4/30/2018	$11,844	$12,527	$13,203
5/31/2018	$11,945	$12,601	$13,576
6/30/2018	$12,101	$12,633	$13,665
7/31/2018	$12,599	$13,133	$14,118
8/31/2018	$12,829	$13,327	$14,614
9/30/2018	$12,930	$13,353	$14,638
10/31/2018	$12,230	$12,662	$13,560
11/30/2018	$12,599	$13,040	$13,832
12/31/2018	$11,268	$11,788	$12,544
1/31/2019	$12,195	$12,705	$13,621
2/28/2019	$12,613	$13,111	$14,100
3/31/2019	$12,763	$13,194	$14,306
4/30/2019	$13,380	$13,662	$14,877
5/31/2019	$12,623	$12,784	$13,915
6/30/2019	$13,480	$13,702	$14,892
7/31/2019	$13,759	$13,815	$15,113
8/31/2019	$13,420	$13,409	$14,805
9/30/2019	$13,908	$13,887	$15,065
10/31/2019	$13,978	$14,081	$15,389
11/30/2019	$14,456	$14,517	$15,974
12/31/2019	$14,938	$14,916	$16,436
1/31/2020	$14,465	$14,595	$16,418
2/29/2020	$13,057	$13,182	$15,074
3/31/2020	$11,121	$10,929	$13,001
4/30/2020	$12,265	$12,158	$14,722
5/31/2020	$12,683	$12,574	$15,510
6/30/2020	$12,771	$12,491	$15,864
7/31/2020	$13,189	$12,985	$16,765
8/31/2020	$13,728	$13,522	$17,980
9/30/2020	$13,288	$13,190	$17,325
10/31/2020	$13,013	$13,016	$16,951
11/30/2020	$14,663	$14,767	$19,013
12/31/2020	$15,121	$15,333	$19,869
1/31/2021	$14,787	$15,193	$19,780
2/28/2021	$15,511	$16,111	$20,399
3/31/2021	$16,625	$17,059	$21,130
4/30/2021	$17,271	$17,741	$22,219
5/31/2021	$17,595	$18,155	$22,320
6/30/2021	$17,439	$17,947	$22,871
7/31/2021	$17,639	$18,091	$23,258
8/31/2021	$17,918	$18,450	$23,921
9/30/2021	$17,427	$17,807	$22,848
10/31/2021	$18,519	$18,712	$24,393
11/30/2021	$17,873	$18,052	$24,021
12/31/2021	$18,745	$19,191	$24,967
1/31/2022	$18,235	$18,744	$23,498
2/28/2022	$17,818	$18,527	$22,906
3/31/2022	$18,114	$19,050	$23,649
4/30/2022	$16,905	$17,975	$21,527
5/31/2022	$17,160	$18,324	$21,498
6/30/2022	$15,522	$16,723	$19,700
7/31/2022	$16,744	$17,832	$21,548
8/31/2022	$16,422	$17,301	$20,744
9/30/2022	$15,146	$15,784	$18,820
10/31/2022	$17,040	$17,402	$20,364
11/30/2022	$18,181	$18,490	$21,426
12/31/2022	$17,548	$17,744	$20,172
1/31/2023	$18,221	$18,664	$21,561
2/28/2023	$17,548	$18,006	$21,057
3/31/2023	$17,358	$17,923	$21,620
4/30/2023	$17,899	$18,193	$21,851
5/31/2023	$17,460	$17,491	$21,936
6/30/2023	$18,659	$18,653	$23,433
7/31/2023	$19,142	$19,309	$24,273
8/31/2023	$18,747	$18,788	$23,805
9/30/2023	$18,074	$18,063	$22,671
10/31/2023	$17,767	$17,426	$22,070
11/30/2023	$18,718	$18,740	$24,128
12/31/2023	$19,958	$19,778	$25,408
1/31/2024	$20,169	$19,799	$25,689
2/29/2024	$20,816	$20,529	$27,080
3/31/2024	$21,945	$21,556	$27,953
4/30/2024	$21,162	$20,635	$26,723
5/31/2024	$21,975	$21,289	$27,986
6/30/2024	$21,975	$21,089	$28,852
7/31/2024	$23,029	$22,167	$29,389
8/31/2024	$23,917	$22,762	$30,029
9/30/2024	$23,902	$23,077	$30,650
10/31/2024	$23,601	$22,823	$30,425
11/30/2024	$24,715	$24,281	$32,449
12/31/2024	$23,287	$22,620	$31,457
1/31/2025	$24,410	$23,667	$32,450
2/28/2025	$24,345	$23,763	$31,828
3/31/2025	$23,710	$23,103	$29,971
4/30/2025	$23,417	$22,399	$29,770
5/31/2025	$24,328	$23,186	$31,657
6/30/2025	$25,240	$23,978	$33,266
7/31/2025	$25,354	$24,116	$33,998

Special Large Cap Value Fund

Annual Shareholder Report | July 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	10.10	13.96	9.75
Russell 1000® Value Index	8.79	13.18	9.20
Russell 3000® Index	15.68	15.19	13.02

KEY FUND STATISTICS

Total net assets	$2,001,713,305
# of portfolio holdings	46
Portfolio turnover rate	44%
Total advisory fees paid	$6,257,425

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.0
Industrials	15.3
Health care	14.0
Consumer discretionary	10.3
Information technology	9.9
Consumer staples	7.7
Energy	5.8
Materials	4.8
Communication services	4.6
Real estate	3.5
Utilities	3.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.5
Canadian Pacific Kansas City Ltd.	4.4
Bank of America Corp.	3.9
Intercontinental Exchange, Inc.	3.8
Citigroup, Inc.	3.6
Berkshire Hathaway, Inc. Class B	3.3
Mondelez International, Inc. Class A	3.2
D.R. Horton, Inc.	3.0
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	2.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3750 07-25

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Isaiah Harris is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Harris is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended July 31, 2025	Fiscal year ended July 31, 2024
Audit fees	$230,170	$262,020
Audit-related fees	21,540	34,400
Tax fees (1)	21,120	43,470
All other fees	—	—

	$272,830	$339,890

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Disciplined U.S. Core Fund
Long Form Financial Statements
Annual Report
July 31, 2025

Allspring Disciplined U.S. Core Fund | 1

Portfolio of investments—July 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 98.02%
Communication services: 9.97%
Diversified telecommunication services: 0.57%
AT&T, Inc.	271,124	$7,431,509
Entertainment: 1.66%
Netflix, Inc.†	15,041	17,438,535
Spotify Technology SA†	6,633	4,155,840
		21,594,375
Interactive media & services: 7.52%
Alphabet, Inc. Class A	120,282	23,082,116
Alphabet, Inc. Class C	139,577	26,918,820
Meta Platforms, Inc. Class A	59,056	45,676,273
Pinterest, Inc. Class A†	63,861	2,465,034
		98,142,243
Media: 0.22%
Comcast Corp. Class A	86,346	2,869,278
Consumer discretionary: 9.70%
Automobiles: 1.53%
Tesla, Inc.†	64,992	20,035,084
Broadline retail: 4.44%
Amazon.com, Inc.†	231,767	54,258,972
eBay, Inc.	39,956	3,665,963
		57,924,935
Hotels, restaurants & leisure: 1.03%
Booking Holdings, Inc.	598	3,291,428
Expedia Group, Inc.	26,246	4,730,054
McDonald’s Corp.	11,885	3,566,332
Royal Caribbean Cruises Ltd.	5,781	1,837,606
		13,425,420
Household durables: 0.29%
PulteGroup, Inc.	33,571	3,790,837
Specialty retail: 1.63%
Home Depot, Inc.	27,857	10,237,726
TJX Cos., Inc.	58,725	7,313,025
Ulta Beauty, Inc.†	7,212	3,714,252
		21,265,003
Textiles, apparel & luxury goods: 0.78%
Crocs, Inc.†	11,146	1,111,591
Deckers Outdoor Corp.†	41,371	4,392,359
Tapestry, Inc.	42,763	4,619,687
		10,123,637
The accompanying notes are an integral part of these financial statements.
2 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—July 31, 2025

	Shares	Value
Consumer staples: 4.73%
Beverages: 0.11%
Keurig Dr Pepper, Inc.	44,025	$1,437,416
Consumer staples distribution & retail: 2.64%
Costco Wholesale Corp.	16,836	15,819,779
Target Corp.	43,706	4,392,453
Walmart, Inc.	144,810	14,188,484
		34,400,716
Food products: 0.45%
Pilgrim’s Pride Corp.	58,158	2,756,107
Tyson Foods, Inc. Class A	59,353	3,104,162
		5,860,269
Household products: 0.33%
Colgate-Palmolive Co.	33,504	2,809,310
Procter & Gamble Co.	10,033	1,509,666
		4,318,976
Tobacco: 1.20%
Altria Group, Inc.	153,115	9,483,943
Philip Morris International, Inc.	37,616	6,170,905
		15,654,848
Energy: 2.44%
Oil, gas & consumable fuels: 2.44%
Cheniere Energy, Inc.	19,990	4,715,241
Chevron Corp.	9,100	1,379,924
EOG Resources, Inc.	39,540	4,745,591
Exxon Mobil Corp.	70,968	7,922,868
Marathon Petroleum Corp.	33,597	5,717,873
Phillips 66	31,117	3,845,439
Valero Energy Corp.	25,878	3,553,308
		31,880,244
Financials: 13.76%
Banks: 3.59%
Bank of America Corp.	130,100	6,149,827
Citigroup, Inc.	94,596	8,863,645
East West Bancorp, Inc.	27,741	2,781,035
JPMorgan Chase & Co.	71,799	21,269,736
Wells Fargo & Co.	95,346	7,687,748
		46,751,991
Capital markets: 3.62%
Bank of New York Mellon Corp.	96,155	9,754,925
BlackRock, Inc.	3,176	3,512,688
Charles Schwab Corp.	90,333	8,828,244
CME Group, Inc.	16,864	4,692,914
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 3

Portfolio of investments—July 31, 2025

	Shares	Value
Capital markets(continued)
Goldman Sachs Group, Inc.	14,586	$10,554,284
Interactive Brokers Group, Inc. Class A	122,324	8,019,561
Virtu Financial, Inc. Class A	42,660	1,883,012
		47,245,628
Consumer finance: 0.76%
American Express Co.	8,836	2,644,703
Capital One Financial Corp.	27,846	5,986,890
Synchrony Financial	18,043	1,257,056
		9,888,649
Financial services: 3.41%
Berkshire Hathaway, Inc. Class B†	39,107	18,453,811
Mastercard, Inc. Class A	13,061	7,398,665
PayPal Holdings, Inc.†	33,524	2,305,110
Visa, Inc. Class A	47,336	16,353,168
		44,510,754
Insurance: 2.38%
Allstate Corp.	11,833	2,405,057
Assurant, Inc.	21,592	4,044,182
Hartford Insurance Group, Inc.	58,568	7,285,274
MetLife, Inc.	22,135	1,681,153
Progressive Corp.	40,861	9,889,996
Reinsurance Group of America, Inc.	29,940	5,761,953
		31,067,615
Health care: 8.95%
Biotechnology: 1.95%
AbbVie, Inc.	52,727	9,966,458
Amgen, Inc.	5,429	1,602,098
Exelixis, Inc.†	158,292	5,733,336
Gilead Sciences, Inc.	72,221	8,109,696
		25,411,588
Health care equipment & supplies: 1.87%
Abbott Laboratories	72,580	9,158,870
Boston Scientific Corp.†	47,941	5,029,970
Hologic, Inc.†	63,576	4,248,148
Intuitive Surgical, Inc.†	9,542	4,590,561
Stryker Corp.	3,600	1,413,828
		24,441,377
Health care providers & services: 2.53%
Cardinal Health, Inc.	11,513	1,787,048
Cencora, Inc.	15,074	4,312,370
CVS Health Corp.	52,208	3,242,117
Elevance Health, Inc.	6,422	1,817,940
McKesson Corp.	11,826	8,201,804
The accompanying notes are an integral part of these financial statements.
4 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—July 31, 2025

	Shares	Value
Health care providers & services(continued)
Tenet Healthcare Corp.†	20,318	$3,276,887
UnitedHealth Group, Inc.	15,584	3,889,143
Universal Health Services, Inc. Class B	38,994	6,490,551
		33,017,860
Health care technology: 0.24%
Veeva Systems, Inc. Class A†	11,132	3,163,714
Life sciences tools & services: 0.16%
Thermo Fisher Scientific, Inc.	4,567	2,135,894
Pharmaceuticals: 2.20%
Eli Lilly & Co.	17,319	12,817,272
Jazz Pharmaceuticals PLC†	9,960	1,141,715
Johnson & Johnson	28,160	4,639,078
Merck & Co., Inc.	16,560	1,293,667
Pfizer, Inc.	180,271	4,198,512
Zoetis, Inc.	31,288	4,561,478
		28,651,722
Industrials: 8.13%
Aerospace & defense: 1.58%
General Dynamics Corp.	6,856	2,136,398
General Electric Co.	17,766	4,816,007
Howmet Aerospace, Inc.	31,007	5,574,129
Lockheed Martin Corp.	10,213	4,299,469
Northrop Grumman Corp.	6,577	3,792,364
		20,618,367
Building products: 0.63%
Builders FirstSource, Inc.†	17,463	2,220,071
Johnson Controls International PLC	36,953	3,880,065
Trane Technologies PLC	4,826	2,114,174
		8,214,310
Commercial services & supplies: 0.20%
Copart, Inc.†	29,527	1,338,459
Waste Management, Inc.	5,327	1,220,735
		2,559,194
Construction & engineering: 1.75%
EMCOR Group, Inc.	15,263	9,577,380
MasTec, Inc.†	26,792	5,069,314
Quanta Services, Inc.	3,459	1,404,804
Valmont Industries, Inc.	18,648	6,786,940
		22,838,438
Electrical equipment: 0.69%
Emerson Electric Co.	24,739	3,599,772
GE Vernova, Inc.	2,742	1,810,515
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 5

Portfolio of investments—July 31, 2025

	Shares	Value
Electrical equipment(continued)
Regal Rexnord Corp.	16,689	$2,551,414
Vertiv Holdings Co. Class A	7,334	1,067,831
		9,029,532
Ground transportation: 0.31%
Uber Technologies, Inc.†	45,920	4,029,480
Industrial conglomerates: 0.42%
Honeywell International, Inc.	24,672	5,485,819
Machinery: 0.91%
Allison Transmission Holdings, Inc.	45,654	4,112,056
Caterpillar, Inc.	4,802	2,103,372
Parker-Hannifin Corp.	7,756	5,676,616
		11,892,044
Passenger airlines: 0.59%
United Airlines Holdings, Inc.†	87,840	7,757,150
Professional services: 1.05%
CACI International, Inc. Class A†	5,743	2,645,053
Leidos Holdings, Inc.	35,261	5,629,419
Science Applications International Corp.	48,695	5,428,519
		13,702,991
Information technology: 33.37%
Communications equipment: 1.55%
Arista Networks, Inc.†	71,219	8,775,605
Cisco Systems, Inc.	168,134	11,446,563
		20,222,168
Electronic equipment, instruments & components: 0.22%
TD SYNNEX Corp.	19,631	2,834,520
IT services: 1.30%
Accenture PLC Class A	19,348	5,167,851
International Business Machines Corp.	10,839	2,743,893
MongoDB, Inc. Class A†	5,990	1,424,961
Twilio, Inc. Class A†	21,050	2,715,450
VeriSign, Inc.†	18,115	4,870,580
		16,922,735
Semiconductors & semiconductor equipment: 13.56%
Advanced Micro Devices, Inc.†	20,163	3,554,939
Applied Materials, Inc.	23,157	4,169,649
Broadcom, Inc.	137,912	40,504,754
Cirrus Logic, Inc.†	6,628	667,506
KLA Corp.	11,072	9,732,620
Lam Research Corp.	15,763	1,494,963
Marvell Technology, Inc.	50,513	4,059,730
The accompanying notes are an integral part of these financial statements.
6 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—July 31, 2025

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Micron Technology, Inc.	18,889	$2,061,545
NVIDIA Corp.	584,395	103,946,339
QUALCOMM, Inc.	46,158	6,774,148
		176,966,193
Software: 11.16%
Adobe, Inc.†	12,748	4,559,832
AppLovin Corp. Class A†	3,152	1,231,486
Autodesk, Inc.†	4,515	1,368,542
Cadence Design Systems, Inc.†	3,437	1,253,027
Docusign, Inc. Class A†	19,685	1,488,973
Fortinet, Inc.†	50,642	5,059,136
Microsoft Corp.	180,380	96,232,730
Oracle Corp.	26,083	6,619,083
Palantir Technologies, Inc. Class A†	36,195	5,731,478
Salesforce, Inc.	35,820	9,253,381
ServiceNow, Inc.†	9,261	8,734,234
Zoom Communications, Inc. Class A†	54,350	4,024,618
		145,556,520
Technology hardware, storage & peripherals: 5.58%
Apple, Inc.	350,949	72,846,484
Materials: 2.26%
Chemicals: 1.10%
CF Industries Holdings, Inc.	72,325	6,713,930
Element Solutions, Inc.	63,293	1,493,715
Linde PLC	13,363	6,150,454
		14,358,099
Containers & packaging: 0.55%
Crown Holdings, Inc.	72,269	7,180,648
Metals & mining: 0.61%
Freeport-McMoRan, Inc.	114,374	4,602,410
Royal Gold, Inc.	22,107	3,347,442
		7,949,852
Real estate: 2.28%
Hotel & resort REITs: 0.37%
Host Hotels & Resorts, Inc.	304,557	4,787,636
Industrial REITs: 0.17%
Prologis, Inc.	21,161	2,259,571
Retail REITs: 0.47%
Simon Property Group, Inc.	37,273	6,104,945
Specialized REITs: 1.27%
American Tower Corp.	4,582	954,843
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 7

Portfolio of investments—July 31, 2025

	Shares	Value
Specialized REITs(continued)
Gaming & Leisure Properties, Inc.	88,324	$4,025,808
Public Storage	22,257	6,052,569
VICI Properties, Inc. Class A	169,144	5,514,094
		16,547,314
Utilities: 2.43%
Electric utilities: 1.77%
American Electric Power Co., Inc.	70,285	7,952,045
Duke Energy Corp.	75,934	9,236,612
NextEra Energy, Inc.	52,534	3,733,066
NRG Energy, Inc.	12,787	2,137,986
		23,059,709
Gas utilities: 0.51%
National Fuel Gas Co.	77,337	6,712,078
Independent power and renewable electricity producers: 0.15%
Vistra Corp.	9,047	1,886,662
Total common stocks (Cost $591,804,858)		1,278,764,041

		Yield
Short-term investments: 1.73%
Investment companies: 1.73%
Allspring Government Money Market Fund Select Class♠∞		4.24%	22,565,301	22,565,301
Total short-term investments (Cost $22,565,301)				22,565,301
Total investments in securities (Cost $614,370,159)	99.75%			1,301,329,342
Other assets and liabilities, net	0.25			3,238,135
Total net assets	100.00%			$1,304,567,477

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,805,163	$157,151,524	$(144,391,386)	$0	$0	$22,565,301	22,565,301	$1,025,345
The accompanying notes are an integral part of these financial statements.
8 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—July 31, 2025

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	68	9-19-2025	$20,641,925	$21,672,450	$1,030,525	$0
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 9

Statement of assets and liabilities—July 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $591,804,858)	$1,278,764,041
Investments in affiliated securities, at value (cost $22,565,301)	22,565,301
Cash	5
Cash at broker segregated for futures contracts	2,872,028
Receivable for Fund shares sold	1,509,195
Receivable for dividends	597,368
Prepaid expenses and other assets	168,802
Total assets	1,306,476,740
Liabilities
Payable for Fund shares redeemed	1,129,441
Management fee payable	367,243
Administration fees payable	154,704
Shareholder servicing fees payable	140,695
Payable for daily variation margin on open futures contracts	74,800
Distribution fee payable	5,141
Accrued expenses and other liabilities	37,239
Total liabilities	1,909,263
Total net assets	$1,304,567,477
Net assets consist of
Paid-in capital	$538,232,053
Total distributable earnings	766,335,424
Total net assets	$1,304,567,477
Computation of net asset value and offering price per share
Net assets–Class A	$604,287,966
Shares outstanding–Class A1	24,079,306
Net asset value per share–Class A	$25.10
Maximum offering price per share – Class A2	$26.63
Net assets–Class C	$11,474,997
Shares outstanding–Class C1	520,620
Net asset value per share–Class C	$22.04
Net assets–Class R6	$287,340,349
Shares outstanding–Class R6[1]	10,975,775
Net asset value per share–Class R6	$26.18
Net assets–Administrator Class	$55,406,597
Shares outstanding–Administrator Class[1]	2,106,216
Net asset value per share–Administrator Class	$26.31
Net assets–Institutional Class	$346,057,568
Shares outstanding–Institutional Class[1]	13,414,996
Net asset value per share–Institutional Class	$25.80
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Disciplined U.S. Core Fund

Statement of operations—year ended July 31, 2025
Statement of operations
Investment income
Dividends	$14,922,258
Income from affiliated securities	1,025,345
Interest	108,847
Total investment income	16,056,450
Expenses
Management fee	4,076,256
Administration fees
Class A	1,146,297
Class C	21,241
Class R6	79,925
Administrator Class	68,171
Institutional Class	357,091
Shareholder servicing fees
Class A	1,432,015
Class C	26,524
Administrator Class	126,872
Distribution fee
Class C	79,569
Custody and accounting fees	41,633
Professional fees	59,485
Registration fees	119,873
Shareholder report expenses	53,305
Trustees’ fees and expenses	16,734
Other fees and expenses	170,016
Total expenses	7,875,007
Less: Fee waivers and/or expense reimbursements
Class A	(40,831)
Class R6	(114)
Administrator Class	(13,739)
Institutional Class	(99,827)
Net expenses	7,720,496
Net investment income	8,335,954
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	71,314,788
Futures contracts	(247,294)
Net realized gains on investments	71,067,494
Net change in unrealized gains (losses) on
Unaffiliated securities	118,582,673
Futures contracts	1,053,731
Net change in unrealized gains (losses) on investments	119,636,404
Net realized and unrealized gains (losses) on investments	190,703,898
Net increase in net assets resulting from operations	$199,039,852
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2025		Year ended July 31, 2024
Operations
Net investment income		$8,335,954		$8,164,489
Net realized gains on investments		71,067,494		66,975,728
Net change in unrealized gains (losses) on investments		119,636,404		139,675,115
Net increase in net assets resulting from operations		199,039,852		214,815,332
Distributions to shareholders from
Net investment income and net realized gains
Class A		(36,606,550)		(40,486,185)
Class C		(697,774)		(1,449,758)
Class R6		(16,920,202)		(21,709,229)
Administrator Class		(3,344,357)		(4,030,698)
Institutional Class		(15,851,110)		(14,270,995)
Total distributions to shareholders		(73,419,993)		(81,946,865)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,301,549	30,381,370	1,680,265	33,940,785
Class C	193,191	4,045,500	179,270	3,243,001
Class R6	1,784,553	41,433,194	829,630	18,130,708
Administrator Class	228,373	5,586,003	132,964	2,833,848
Institutional Class	6,065,721	146,505,092	2,850,642	59,023,436
		227,951,159		117,171,778
Reinvestment of distributions
Class A	1,443,487	34,313,174	2,047,727	38,054,266
Class C	27,843	581,921	85,411	1,401,599
Class R6	637,773	15,805,286	1,084,643	21,005,503
Administrator Class	122,725	3,056,528	183,211	3,560,711
Institutional Class	604,427	14,756,748	691,110	13,196,886
		68,513,657		77,218,965
Payment for shares redeemed
Class A	(3,027,279)	(70,146,040)	(2,964,034)	(59,726,218)
Class C	(284,650)	(5,844,797)	(669,351)	(12,092,198)
Class R6	(3,021,592)	(73,712,850)	(2,515,487)	(53,483,329)
Administrator Class	(461,142)	(11,389,322)	(390,573)	(8,249,813)
Institutional Class	(2,495,259)	(58,640,174)	(1,531,339)	(31,801,020)
		(219,733,183)		(165,352,578)
Net increase in net assets resulting from capital share transactions		76,731,633		29,038,165
Total increase in net assets		202,351,492		161,906,632
Net assets
Beginning of period		1,102,215,985		940,309,353
End of period		$1,304,567,477		$1,102,215,985
The accompanying notes are an integral part of these financial statements.
12 | Allspring Disciplined U.S. Core Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.62	$20.05	$20.25	$22.77	$18.22
Net investment income	0.13 [1]	0.14 [1]	0.13	0.16	0.14
Net realized and unrealized gains (losses) on investments	3.88	4.18	2.06	(0.78)	6.18
Total from investment operations	4.01	4.32	2.19	(0.62)	6.32
Distributions to shareholders from
Net investment income	(0.13)	(0.14)	(0.15)	(0.16)	(0.33)
Net realized gains	(1.40)	(1.61)	(2.24)	(1.74)	(1.44)
Total distributions to shareholders	(1.53)	(1.75)	(2.39)	(1.90)	(1.77)
Net asset value, end of period	$25.10	$22.62	$20.05	$20.25	$22.77
Total return[2]	18.12%	23.54%	13.00%	(3.60)%	36.73%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.83%	0.85%	0.84%	0.85%
Net expenses	0.83%	0.83%	0.84%	0.84%	0.85%
Net investment income	0.54%	0.67%	0.82%	0.73%	0.76%
Supplemental data
Portfolio turnover rate	31%	37%	43%	25%	36%
Net assets, end of period (000s omitted)	$604,288	$551,170	$473,167	$453,829	$521,702

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.06	$17.96	$18.37	$20.82	$16.70
Net investment income (loss)	(0.05)[1]	(0.01)[1]	0.03	(0.00)[2]	0.02
Net realized and unrealized gains (losses) on investments	3.43	3.72	1.80	(0.71)	5.64
Total from investment operations	3.38	3.71	1.83	(0.71)	5.66
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.10)
Net realized gains	(1.40)	(1.61)	(2.24)	(1.74)	(1.44)
Total distributions to shareholders	(1.40)	(1.61)	(2.24)	(1.74)	(1.54)
Net asset value, end of period	$22.04	$20.06	$17.96	$18.37	$20.82
Total return[3]	17.21%	22.64%	12.12%	(4.30)%	35.80%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.58%	1.60%	1.59%	1.60%
Net expenses	1.58%	1.56%	1.59%	1.59%	1.60%
Net investment income (loss)	(0.22)%	(0.03)%	0.08%	(0.02)%	0.02%
Supplemental data
Portfolio turnover rate	31%	37%	43%	25%	36%
Net assets, end of period (000s omitted)	$11,475	$11,722	$17,763	$21,381	$27,121

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005).
[3]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Disciplined U.S. Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$23.54	$20.79	$20.93	$23.46	$18.72
Net investment income	0.23 [1]	0.23 [1]	0.21	0.26 [1]	0.24
Net realized and unrealized gains (losses) on investments	4.04	4.36	2.14	(0.80)	6.36
Total from investment operations	4.27	4.59	2.35	(0.54)	6.60
Distributions to shareholders from
Net investment income	(0.23)	(0.23)	(0.25)	(0.25)	(0.42)
Net realized gains	(1.40)	(1.61)	(2.24)	(1.74)	(1.44)
Total distributions to shareholders	(1.63)	(1.84)	(2.49)	(1.99)	(1.86)
Net asset value, end of period	$26.18	$23.54	$20.79	$20.93	$23.46
Total return[2]	18.56%	24.08%	13.44%	(3.15)%	37.35%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.41%	0.42%	0.41%	0.42%
Net expenses	0.41%	0.41%	0.42%	0.41%	0.42%
Net investment income	0.95%	1.09%	1.25%	1.16%	1.18%
Supplemental data
Portfolio turnover rate	31%	37%	43%	25%	36%
Net assets, end of period (000s omitted)	$287,340	$272,468	$253,154	$277,956	$340,631

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$23.64	$20.88	$21.00	$23.55	$18.78
Net investment income	0.16 [1]	0.16 [1]	0.15	0.19 [1]	0.19 [1]
Net realized and unrealized gains (losses) on investments	4.06	4.38	2.15	(0.82)	6.37
Total from investment operations	4.22	4.54	2.30	(0.63)	6.56
Distributions to shareholders from
Net investment income	(0.15)	(0.17)	(0.18)	(0.18)	(0.35)
Net realized gains	(1.40)	(1.61)	(2.24)	(1.74)	(1.44)
Total distributions to shareholders	(1.55)	(1.78)	(2.42)	(1.92)	(1.79)
Net asset value, end of period	$26.31	$23.64	$20.88	$21.00	$23.55
Total return[2]	18.22%	23.66%	13.11%	(3.49)%	36.93%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.75%	0.76%	0.74%	0.77%
Net expenses	0.73%	0.74%	0.73%	0.73%	0.74%
Net investment income	0.64%	0.76%	0.93%	0.85%	0.89%
Supplemental data
Portfolio turnover rate	31%	37%	43%	25%	36%
Net assets, end of period (000s omitted)	$55,407	$52,398	$47,833	$47,831	$51,271

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Disciplined U.S. Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$23.21	$20.53	$20.69	$23.22	$18.54
Net investment income	0.21 [1]	0.21 [1]	0.19	0.24	0.23 [1]
Net realized and unrealized gains (losses) on investments	3.98	4.30	2.12	(0.80)	6.29
Total from investment operations	4.19	4.51	2.31	(0.56)	6.52
Distributions to shareholders from
Net investment income	(0.20)	(0.22)	(0.23)	(0.23)	(0.40)
Net realized gains	(1.40)	(1.61)	(2.24)	(1.74)	(1.44)
Total distributions to shareholders	(1.60)	(1.83)	(2.47)	(1.97)	(1.84)
Net asset value, end of period	$25.80	$23.21	$20.53	$20.69	$23.22
Total return[2]	18.50%	23.96%	13.40%	(3.24)%	37.26%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.51%	0.52%	0.51%	0.52%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	0.88%	1.01%	1.18%	1.09%	1.14%
Supplemental data
Portfolio turnover rate	31%	37%	43%	25%	36%
Net assets, end of period (000s omitted)	$346,058	$214,457	$148,392	$142,768	$163,217

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 17

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Disciplined U.S. Core Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time
18 | Allspring Disciplined U.S. Core Fund

Notes to financial statements
of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2025, the aggregate cost of all investments for federal income tax purposes was $616,211,440 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$700,879,886
Gross unrealized losses	(14,731,459)
Net unrealized gains	$686,148,427
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Disciplined U.S. Core Fund | 19

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$130,037,405	$0	$0	$130,037,405
Consumer discretionary	126,564,916	0	0	126,564,916
Consumer staples	61,672,225	0	0	61,672,225
Energy	31,880,244	0	0	31,880,244
Financials	179,464,637	0	0	179,464,637
Health care	116,822,155	0	0	116,822,155
Industrials	106,127,325	0	0	106,127,325
Information technology	435,348,620	0	0	435,348,620
Materials	29,488,599	0	0	29,488,599
Real estate	29,699,466	0	0	29,699,466
Utilities	31,658,449	0	0	31,658,449
Short-term investments
Investment companies	22,565,301	0	0	22,565,301
	1,301,329,342	0	0	1,301,329,342
Futures contracts	1,030,525	0	0	1,030,525
Total assets	$1,302,359,867	$0	$0	$1,302,359,867
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended July 31, 2025, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
20 | Allspring Disciplined U.S. Core Fund

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.86%
Class C	1.61
Class R6	0.43
Administrator Class	0.74
Institutional Class	0.48
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended July 31, 2025, Allspring Funds Distributor received $10,738 from the sale of Class A shares and $4,497 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the year ended July 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended July 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended July 31, 2025 were $358,008,363 and $359,101,017, respectively.
6.
DERIVATIVE TRANSACTIONS
During the year ended July 31, 2025, the Fund entered into futures contracts . The Fund had an average notional amount of $21,198,188 in long futures contracts during the year ended July 31, 2025.
Allspring Disciplined U.S. Core Fund | 21

Notes to financial statements
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended July 31, 2025, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended July 31
	2025	2024
Ordinary income	$15,844,625	$8,685,038
Long-term capital gain	57,575,368	73,261,827
As of July 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$12,258,518	$67,951,998	$686,148,427
9.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
10.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
12.
CLASS CONVERSION
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.
13.
OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s
22 | Allspring Disciplined U.S. Core Fund

Notes to financial statements
CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Disciplined U.S. Core Fund | 23

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Disciplined U.S. Core Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
September 24, 2025
24 | Allspring Disciplined U.S. Core Fund

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 100% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended July 31, 2025.
Pursuant to Section 852 of the Internal Revenue Code, $57,575,368 was designated as a 20% rate gain distribution for the fiscal year ended
July 31, 2025.
Pursuant to Section 854 of the Internal Revenue Code, $15,844,508 of income dividends paid during the fiscal year ended July 31, 2025 has been designated as qualified dividend income (QDI).
For the fiscal year ended July 31, 2025, $488,099 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended July 31, 2025, $7,682,483 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Disciplined U.S. Core Fund | 25

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

26 | Allspring Disciplined U.S. Core Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Disciplined U.S. Core Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Disciplined U.S. Core Fund | 27

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the S&P 500 Index, for the one-, three- and five-year periods under review, and in range of the investment performance of its benchmark index for the ten-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

28 | Allspring Disciplined U.S. Core Fund

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Disciplined U.S. Core Fund | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0616 07-25

Allspring Special Large Cap Value Fund
Long Form Financial Statements
Annual Report
July 31, 2025

Allspring Special Large Cap Value Fund | 1

Portfolio of investments—July 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 98.27%
Communication services: 4.54%
Interactive media & services: 4.54%
Alphabet, Inc. Class C	471,029	$90,842,653
Consumer discretionary: 10.08%
Automobiles: 2.38%
General Motors Co.	894,803	47,728,792
Broadline retail: 2.46%
Amazon.com, Inc.†	210,502	49,280,623
Household durables: 3.03%
D.R. Horton, Inc.	424,281	60,604,298
Textiles, apparel & luxury goods: 2.21%
NIKE, Inc. Class B	591,009	44,142,462
Consumer staples: 7.61%
Consumer staples distribution & retail: 1.90%
Walmart, Inc.	387,741	37,990,863
Food products: 3.17%
Mondelez International, Inc. Class A	980,588	63,434,238
Personal care products: 2.54%
Unilever PLC ADR	869,166	50,785,369
Energy: 5.73%
Oil, gas & consumable fuels: 5.73%
ConocoPhillips	402,467	38,371,204
EOG Resources, Inc.	207,678	24,925,514
Exxon Mobil Corp.	460,691	51,431,543
		114,728,261
Financials: 20.60%
Banks: 8.60%
Bank of America Corp.	1,649,864	77,989,071
Citigroup, Inc.	771,103	72,252,351
JPMorgan Chase & Co.	74,074	21,943,682
		172,185,104
Capital markets: 3.77%
Intercontinental Exchange, Inc.	408,213	75,450,009
Financial services: 6.69%
Berkshire Hathaway, Inc. Class B†	139,273	65,720,143
Fiserv, Inc.†	269,665	37,467,255
Rocket Cos., Inc. Class A	2,074,331	30,637,869
		133,825,267
The accompanying notes are an integral part of these financial statements.
2 | Allspring Special Large Cap Value Fund

Portfolio of investments—July 31, 2025

	Shares	Value
Insurance: 1.54%
American International Group, Inc.	398,057	$30,901,165
Health care: 13.77%
Biotechnology: 1.50%
Vertex Pharmaceuticals, Inc.†	65,862	30,090,372
Health care equipment & supplies: 2.54%
Medtronic PLC	563,108	50,814,866
Health care providers & services: 5.37%
Cigna Group	182,569	48,815,299
Labcorp Holdings, Inc.	225,889	58,749,211
		107,564,510
Life sciences tools & services: 2.37%
Danaher Corp.	240,499	47,416,783
Pharmaceuticals: 1.99%
Johnson & Johnson	241,152	39,727,381
Industrials: 15.01%
Aerospace & defense: 1.65%
RTX Corp.	209,589	33,024,939
Electrical equipment: 1.00%
Eaton Corp. PLC	51,945	19,984,280
Ground transportation: 4.35%
Canadian Pacific Kansas City Ltd.	1,184,813	87,142,996
Industrial conglomerates: 2.54%
3M Co.	51,707	7,715,719
Honeywell International, Inc.	194,237	43,188,597
		50,904,316
Machinery: 0.96%
Caterpillar, Inc.	43,799	19,184,838
Trading companies & distributors: 4.51%
AerCap Holdings NV	459,110	49,239,547
Air Lease Corp. Class A	740,727	41,036,276
		90,275,823
Information technology: 9.71%
IT services: 3.12%
Accenture PLC Class A	167,324	44,692,241
International Business Machines Corp.	70,107	17,747,587
		62,439,828
Semiconductors & semiconductor equipment: 2.02%
NXP Semiconductors NV	188,690	40,336,261
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 3

Portfolio of investments—July 31, 2025

	Shares	Value
Software: 4.57%
Cadence Design Systems, Inc.†	102,954	$37,533,940
Microsoft Corp.	101,211	53,996,068
		91,530,008
Materials: 4.75%
Chemicals: 1.69%
CF Industries Holdings, Inc.	149,697	13,896,373
Sherwin-Williams Co.	60,432	19,995,740
		33,892,113
Construction materials: 3.06%
Amrize Ltd.†	612,379	31,304,814
Vulcan Materials Co.	108,721	29,862,397
		61,167,211
Real estate: 3.46%
Real estate management & development: 1.52%
CBRE Group, Inc. Class A†	195,876	30,505,728
Specialized REITs: 1.94%
Public Storage	142,571	38,770,758
Utilities: 3.01%
Electric utilities: 3.01%
NextEra Energy, Inc.	848,682	60,307,343
Total common stocks (Cost $1,569,933,227)		1,966,979,458

		Yield
Short-term investments: 1.66%
Investment companies: 1.66%
Allspring Government Money Market Fund Select Class♠∞		4.24%	33,285,965	33,285,965
Total short-term investments (Cost $33,285,965)				33,285,965
Total investments in securities (Cost $1,603,219,192)	99.93%			2,000,265,423
Other assets and liabilities, net	0.07			1,447,882
Total net assets	100.00%			$2,001,713,305

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
4 | Allspring Special Large Cap Value Fund

Portfolio of investments—July 31, 2025

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$17,272,868	$467,808,784	$(451,795,687)	$0	$0	$33,285,965	33,285,965	$941,599
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 5

Statement of assets and liabilities—July 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,569,933,227)	$1,966,979,458
Investments in affiliated securities, at value (cost $33,285,965)	33,285,965
Cash	645,967
Receivable for investments sold	3,236,248
Receivable for Fund shares sold	2,297,973
Receivable for dividends	453,002
Prepaid expenses and other assets	166,891
Total assets	2,007,065,504
Liabilities
Payable for investments purchased	3,156,628
Payable for Fund shares redeemed	1,037,029
Management fee payable	583,626
Administration fees payable	219,769
Shareholder servicing fees payable	218,807
Distribution fee payable	1,693
Trustees’ fees and expenses payable	163
Accrued expenses and other liabilities	134,484
Total liabilities	5,352,199
Total net assets	$2,001,713,305
Net assets consist of
Paid-in capital	$1,519,559,992
Total distributable earnings	482,153,313
Total net assets	$2,001,713,305
Computation of net asset value and offering price per share
Net assets–Class A	$503,143,771
Shares outstanding–Class A1	35,004,713
Net asset value per share–Class A	$14.37
Maximum offering price per share – Class A2	$15.25
Net assets–Class C	$2,615,623
Shares outstanding–Class C1	189,284
Net asset value per share–Class C	$13.82
Net assets–Class R6	$391,966,586
Shares outstanding–Class R6[1]	27,967,335
Net asset value per share–Class R6	$14.02
Net assets–Administrator Class	$521,054,800
Shares outstanding–Administrator Class[1]	33,453,343
Net asset value per share–Administrator Class	$15.58
Net assets–Institutional Class	$582,932,525
Shares outstanding–Institutional Class[1]	40,086,999
Net asset value per share–Institutional Class	$14.54
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Special Large Cap Value Fund

Statement of operations—year ended July 31, 2025
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $148,539)	$23,978,378
Income from affiliated securities	941,599
Interest	2,878
Total investment income	24,922,855
Expenses
Management fee	8,824,602
Administration fees
Class A	554,724
Class C	2,747
Class R6	39,451
Administrator Class	654,341
Institutional Class	665,123
Shareholder servicing fees
Class A	677,480
Class C	3,433
Administrator Class	1,249,551
Distribution fee
Class C	10,269
Custody and accounting fees	48,355
Professional fees	57,091
Registration fees	124,981
Shareholder report expenses	125,364
Trustees’ fees and expenses	18,209
Other fees and expenses	51,925
Total expenses	13,107,646
Less: Fee waivers and/or expense reimbursements
Fund-level	(2,567,177)
Class A	(217,288)
Class C	(1,048)
Administrator Class	(620,256)
Institutional Class	(386,526)
Net expenses	9,315,351
Net investment income	15,607,504
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities (including in-kind redemptions of $14,086,516)	123,891,266
Foreign currency and foreign currency translations	86
Net realized gains on investments	123,891,352
Net change in unrealized gains (losses) on investments	6,885,509
Net realized and unrealized gains (losses) on investments	130,776,861
Net increase in net assets resulting from operations	$146,384,365
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2025		Year ended July 31, 2024
Operations
Net investment income		$15,607,504		$11,541,761
Net realized gains on investments		123,891,352		66,213,831
Net change in unrealized gains (losses) on investments		6,885,509		152,370,259
Net increase in net assets resulting from operations		146,384,365		230,125,851
Distributions to shareholders from
Net investment income and net realized gains
Class A		(22,506,814)		(6,979,591)
Class C		(126,698)		(23,792)
Class R6		(3,828,103)		(1,352,009)
Administrator Class		(38,712,825)		(12,699,409)
Institutional Class		(41,699,399)		(12,992,850)
Total distributions to shareholders		(106,873,839)		(34,047,651)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	398,397	5,554,919	243,763	3,148,442
Class C	85,994	1,182,927	14,081	174,886
Class R6	28,473,251	377,549,616	257,947	3,178,792
Administrator Class	143,466	2,181,966	100,251	1,431,276
Institutional Class	10,176,219	144,370,992	17,892,995	222,419,427
		530,840,420		230,352,823
Reinvestment of distributions
Class A	1,573,343	21,531,034	558,881	6,691,648
Class C	9,620	126,698	2,076	23,792
Class R6	286,906	3,828,103	115,420	1,352,009
Administrator Class	2,489,707	36,888,080	933,421	12,045,524
Institutional Class	3,010,636	41,668,312	1,071,017	12,984,694
		104,042,227		33,097,667
Payment for shares redeemed
Class A	(2,191,043)	(30,721,034)	(2,262,850)	(28,357,414)
Class C	(50,265)	(672,197)	(53,365)	(644,223)
Class R6	(4,103,574)	(56,790,724)	(722,211)	(9,073,597)
Administrator Class	(2,698,188)	(40,525,185)	(2,971,977)	(39,830,289)
Institutional Class	(8,898,851)	(126,895,331)	(10,002,151)	(128,256,273)
		(255,604,471)		(206,161,796)
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special Large Cap Value Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2025		Year ended July 31, 2024
	Shares		Shares
Net asset value of shares issued in acquisition
Class A	15,741,458	$230,556,265	0	$0
Class C	67,096	944,848	0	0
Class R6	131,842	1,882,762	0	0
Administrator Class	623,197	9,890,801	0	0
Institutional Class	689,296	10,213,409	0	0
		253,488,085		0
Net increase in net assets resulting from capital share transactions		632,766,261		57,288,694
Total increase in net assets		672,276,787		253,366,894
Net assets
Beginning of period		1,329,436,518		1,076,069,624
End of period		$2,001,713,305		$1,329,436,518
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.21	$12.18	$11.66	$14.98	$11.35
Net investment income	0.13 [1]	0.10 [1]	0.12 [1]	0.06	0.11
Payment from affiliate	0.00	0.00	0.00	0.00	0.00 [2]
Net realized and unrealized gains (losses) on investments	1.22	2.27	1.44	(0.59)	3.66
Total from investment operations	1.35	2.37	1.56	(0.53)	3.77
Distributions to shareholders from
Net investment income	(0.10)	(0.09)	(0.10)	(0.09)	(0.14)
Net realized gains	(1.09)	(0.25)	(0.94)	(2.70)	0.00
Total distributions to shareholders	(1.19)	(0.34)	(1.04)	(2.79)	(0.14)
Net asset value, end of period	$14.37	$14.21	$12.18	$11.66	$14.98
Total return[3]	9.94%	20.05%	14.17%	(5.29)%	33.49%[4]
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.16%	1.17%	1.17%	1.18%
Net expenses	0.84%	1.05%	1.09%	1.09%	1.09%
Net investment income	0.91%	0.80%	1.02%	0.52%	0.77%
Supplemental data
Portfolio turnover rate	44%	36%	42%	40%	46%
Net assets, end of period (000s omitted)	$503,144	$276,829	$254,988	$249,213	$294,248

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Special Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.71	$11.76	$11.28	$14.59	$10.99
Net investment income (loss)	0.02 [1]	0.01 [1]	0.03 [1]	(0.03)[1]	0.01 [1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.05
Net realized and unrealized gains (losses) on investments	1.18	2.19	1.39	(0.58)	3.54
Total from investment operations	1.20	2.20	1.42	(0.61)	3.60
Distributions to shareholders from
Net realized gains	(1.09)	(0.25)	(0.94)	(2.70)	0.00
Net asset value, end of period	$13.82	$13.71	$11.76	$11.28	$14.59
Total return[2]	9.13%	19.16%	13.30%	(5.99)%	32.76%[3]
Ratios to average net assets (annualized)
Gross expenses	1.85%	1.91%	1.93%	1.92%	1.93%
Net expenses	1.59%	1.82%	1.86%	1.86%	1.86%
Net investment income (loss)	0.11%	0.07%	0.27%	(0.24)%	0.05%
Supplemental data
Portfolio turnover rate	44%	36%	42%	40%	46%
Net assets, end of period (000s omitted)	$2,616	$1,053	$1,341	$1,923	$2,356

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	During the year ended July 31, 2021, the Fund received a payment from an affiliate that had a 0.50% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.88	$11.90	$11.42	$14.73	$11.16
Net investment income	0.16 [1]	0.15 [1]	0.16 [1]	0.18	0.16
Net realized and unrealized gains (losses) on investments	1.22	2.22	1.41	(0.64)	3.60
Total from investment operations	1.38	2.37	1.57	(0.46)	3.76
Distributions to shareholders from
Net investment income	(0.15)	(0.14)	(0.15)	(0.15)	(0.19)
Net realized gains	(1.09)	(0.25)	(0.94)	(2.70)	0.00
Total distributions to shareholders	(1.24)	(0.39)	(1.09)	(2.85)	(0.19)
Net asset value, end of period	$14.02	$13.88	$11.90	$11.42	$14.73
Total return[2]	10.51%	20.60%	14.61%	(4.86)%	34.05%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.74%	0.75%	0.75%	0.76%
Net expenses	0.41%	0.62%	0.65%	0.65%	0.65%
Net investment income	1.20%	1.23%	1.47%	0.97%	1.22%
Supplemental data
Portfolio turnover rate	44%	36%	42%	40%	46%
Net assets, end of period (000s omitted)	$391,967	$44,138	$41,991	$42,878	$15,313

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Special Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.30	$13.09	$12.47	$15.83	$11.99
Net investment income	0.16 [1]	0.13 [1]	0.15 [1]	0.09	0.13
Payment from affiliate	0.00	0.00	0.00	0.00	0.00 [2]
Net realized and unrealized gains (losses) on investments	1.32	2.45	1.54	(0.63)	3.88
Total from investment operations	1.48	2.58	1.69	(0.54)	4.01
Distributions to shareholders from
Net investment income	(0.11)	(0.12)	(0.13)	(0.12)	(0.17)
Net realized gains	(1.09)	(0.25)	(0.94)	(2.70)	0.00
Total distributions to shareholders	(1.20)	(0.37)	(1.07)	(2.82)	(0.17)
Net asset value, end of period	$15.58	$15.30	$13.09	$12.47	$15.83
Total return[3]	10.10%	20.31%	14.32%	(5.07)%	33.75%[4]
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.09%	1.10%	1.09%	1.11%
Net expenses	0.73%	0.91%	0.92%	0.92%	0.92%
Net investment income	1.03%	0.95%	1.20%	0.70%	0.94%
Supplemental data
Portfolio turnover rate	44%	36%	42%	40%	46%
Net assets, end of period (000s omitted)	$521,055	$503,155	$455,987	$436,335	$499,628

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate that had a 0.03% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.36	$12.31	$11.77	$15.10	$11.44
Net investment income	0.17 [1]	0.14 [1]	0.15 [1]	0.12 [1]	0.16 [1]
Net realized and unrealized gains (losses) on investments	1.24	2.30	1.48	(0.61)	3.70
Total from investment operations	1.41	2.44	1.63	(0.49)	3.86
Distributions to shareholders from
Net investment income	(0.14)	(0.14)	(0.15)	(0.14)	(0.20)
Net realized gains	(1.09)	(0.25)	(0.94)	(2.70)	0.00
Total distributions to shareholders	(1.23)	(0.39)	(1.09)	(2.84)	(0.20)
Net asset value, end of period	$14.54	$14.36	$12.31	$11.77	$15.10
Total return[2]	10.32%	20.46%	14.69%	(4.96)%	34.01%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.84%	0.85%	0.85%	0.86%
Net expenses	0.53%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.23%	1.13%	1.34%	0.92%	1.22%
Supplemental data
Portfolio turnover rate	44%	36%	42%	40%	46%
Net assets, end of period (000s omitted)	$582,933	$504,262	$321,762	$51,492	$62,796

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Special Large Cap Value Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Large Cap Value Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring Special Large Cap Value Fund | 15

Notes to financial statements
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2025, the aggregate cost of all investments for federal income tax purposes was $1,610,313,405 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$425,141,701
Gross unrealized losses	(35,189,683)
Net unrealized gains	$389,952,018
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary difference causing such reclassification is due to redemptions in-kind. At July 31, 2025, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities:
Paid-in capital	Total distributable earnings
$14,560,376	$(14,560,376)
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
16 | Allspring Special Large Cap Value Fund

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$90,842,653	$0	$0	$90,842,653
Consumer discretionary	201,756,175	0	0	201,756,175
Consumer staples	152,210,470	0	0	152,210,470
Energy	114,728,261	0	0	114,728,261
Financials	412,361,545	0	0	412,361,545
Health care	275,613,912	0	0	275,613,912
Industrials	300,517,192	0	0	300,517,192
Information technology	194,306,097	0	0	194,306,097
Materials	95,059,324	0	0	95,059,324
Real estate	69,276,486	0	0	69,276,486
Utilities	60,307,343	0	0	60,307,343
Short-term investments
Investment companies	33,285,965	0	0	33,285,965
Total assets	$2,000,265,423	$0	$0	$2,000,265,423
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.400%
Next $4 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.330
Prior to June 1, 2025, the management fee rate was as follows:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the year ended July 31, 2025, the management fee was equivalent to an annual rate of 0.62% of the Fund’s average daily net assets.
Allspring Special Large Cap Value Fund | 17

Notes to financial statements
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2025, the contractual caps are as follows:

	EXPENSE RATIO CAPS	RATE PRIOR TO OCTOBER 1, 2024
Class A	0.82%	1.01%
Class C	1.57	1.76
Class R6	0.40	0.59
Administrator Class	0.75	0.94
Institutional Class	0.50	0.69
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended July 31, 2025, Allspring Funds Distributor received $2,237 from the sale of Class A shares and $24 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the year ended July 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended July 31, 2025.
18 | Allspring Special Large Cap Value Fund

Notes to financial statements
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended July 31, 2025 were $934,559,335 and $627,018,699, respectively.
6.
ACQUISITION
After the close of business on July 25, 2025, the Fund acquired the net assets of Allspring Large Company Value Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Class R6, Administrator Class and Institutional Class shares of Allspring Large Company Value Fund received Class A, Class C, Class R6, Administrator Class and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Allspring Large Company Value Fund for 17,252,889 shares of the Fund valued at $253,488,085 at an exchange ratio of 0.91, 1.00, 0.94, 0.85 and 0.91 for Class A, Class C, Class R6, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Allspring Large Company Value Fund with a fair value of $253,481,432, identified cost of $229,070,505 and unrealized gains (losses) of $24,410,867 at July 25, 2025 was the principal assets acquired by the Fund. The aggregate net assets of Allspring Large Company Value Fund and the Fund immediately prior to the acquisition were $253,488,085 and $1,787,972,107, respectively. The aggregate net assets of the Fund immediately after the acquisition were $2,041,460,192. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Allspring Large Company Value Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed August 1, 2024, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended July 31, 2025 would have been as follows:
Net investment income	$18,106,328
Net realized and unrealized gains (losses) on investments	164,592,827
Net increase in net assets resulting from operations	$182,699,155
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Allspring Large Company Value Fund that have been included in the Fund’s Statement of operations since July 26, 2025.
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended July 31, 2025, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended July 31
	2025	2024
Ordinary income	$21,146,023	$11,446,121
Long-term capital gain	85,727,816	22,601,530
As of July 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$17,954,384	$74,306,333	$389,952,018
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
Allspring Special Large Cap Value Fund | 19

Notes to financial statements
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.
REDEMPTIONS IN-KIND
During the year ended July 31, 2025, the Fund redeemed assets through an in-kind redemption for shareholders in Class R6. The realized gains (losses) recognized by the Fund are reflected on the Statement of operations and these redemption transactions are reflected on the Statement of changes in net assets. The date of the redemption transaction, value of securities issued from the redemption, cash paid, realized gains (losses) and the percentage of the Fund redeemed by the shareholder was as follows:
Date	Value of securities issued	Cash	Realized gains (losses)	% of the Fund
07-15-2025	$34,314,796	$1,010,063	$14,086,516	1.98%
11.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
12.
OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
13.
SUBSEQUENT EVENT
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.
20 | Allspring Special Large Cap Value Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Special Large Cap Value Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, transfer agent, brokers, or by other appropriate audit procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
September 24, 2025
Allspring Special Large Cap Value Fund | 21

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 83% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended July 31, 2025.
Pursuant to Section 852 of the Internal Revenue Code, $85,727,816 was designated as a 20% rate gain distribution for the fiscal year ended
July 31, 2025.
Pursuant to Section 854 of the Internal Revenue Code, $16,568,570 of income dividends paid during the fiscal year ended July 31, 2025 has been designated as qualified dividend income (QDI).
For the fiscal year ended July 31, 2025, $610,880 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended July 31, 2025, $9,921,660 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 1% of ordinary income dividends qualify as interest dividends for the fiscal year ended July 31, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

22 | Allspring Special Large Cap Value Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Special Large Cap Value Fund | 23

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Special Large Cap Value Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis.
It was noted that the Board had approved the merger of another series of the Trust into the Fund and that the merger was expected to occur on or about July 25, 2025.
The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.“

24 | Allspring Special Large Cap Value Fund

Other information (unaudited)
Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than or in range of the average investment performance of the Universe for the one-, three-, and ten-year periods under review, and lower than the average investment performance of the Universe for the five-year period under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Russell 1000 Value Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe and benchmark for many of the time periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board considered Allspring Funds Management’s proposal to revise the Management Rates payable by the Fund to Allspring Funds Management, which would reduce the effective management fee rate paid by the Fund to Allspring Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the expense Groups for Class A and Institutional Class, and higher than the sum of the average rates for the expense Groups for Administrator Class and Class R6. The Board noted that Allspring Funds Management’s proposal to revise the Fund’s Management Rates payable by the Fund to Allspring Funds Management would reduce the effective management fee rate paid by the Fund to Allspring Funds Management.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.

Allspring Special Large Cap Value Fund | 25

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, including in Allspring Funds Management’s proposed revised Management Rate for the Fund, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

26 | Allspring Special Large Cap Value Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4302 07-25

Allspring Large Cap Core Fund
Long Form Financial Statements
Annual Report
July 31, 2025

Allspring Large Cap Core Fund | 1

Portfolio of investments—July 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 99.37%
Communication services: 10.87%
Entertainment: 2.94%
Netflix, Inc.†	15,025	$17,419,985
Interactive media & services: 5.77%
Alphabet, Inc. Class C	116,451	22,458,740
Pinterest, Inc. Class A†	305,274	11,783,576
		34,242,316
Media: 2.16%
Fox Corp. Class A	229,281	12,784,709
Consumer discretionary: 10.55%
Broadline retail: 2.72%
Amazon.com, Inc.†	68,810	16,109,109
Hotels, restaurants & leisure: 3.97%
Booking Holdings, Inc.	2,031	11,178,746
Royal Caribbean Cruises Ltd.	38,771	12,324,138
		23,502,884
Household durables: 1.33%
PulteGroup, Inc.	70,013	7,905,868
Specialty retail: 2.53%
Ulta Beauty, Inc.†	29,157	15,016,146
Consumer staples: 3.59%
Beverages: 1.81%
Monster Beverage Corp.†	182,739	10,735,916
Consumer staples distribution & retail: 1.78%
Costco Wholesale Corp.	11,245	10,566,252
Energy: 4.08%
Oil, gas & consumable fuels: 4.08%
Cheniere Energy, Inc.	45,063	10,629,460
ConocoPhillips	62,143	5,924,714
EOG Resources, Inc.	63,345	7,602,667
		24,156,841
Financials: 10.97%
Banks: 6.42%
Citigroup, Inc.	100,033	9,373,092
Citizens Financial Group, Inc.	141,128	6,734,628
First Citizens BancShares, Inc. Class A	4,279	8,535,578
JPMorgan Chase & Co.	45,246	13,403,675
		38,046,973
The accompanying notes are an integral part of these financial statements.
2 | Allspring Large Cap Core Fund

Portfolio of investments—July 31, 2025

	Shares	Value
Capital markets: 4.55%
Interactive Brokers Group, Inc. Class A	216,690	$14,206,197
Virtu Financial, Inc. Class A	290,030	12,801,924
		27,008,121
Health care: 10.84%
Biotechnology: 5.41%
AbbVie, Inc.	55,446	10,480,403
Exelixis, Inc.†	266,054	9,636,476
Regeneron Pharmaceuticals, Inc.	9,021	4,920,595
United Therapeutics Corp.†	25,662	7,049,351
		32,086,825
Health care providers & services: 3.65%
Cencora, Inc.	38,085	10,895,356
Tenet Healthcare Corp.†	66,503	10,725,604
		21,620,960
Pharmaceuticals: 1.78%
Bristol-Myers Squibb Co.	243,612	10,550,836
Industrials: 11.55%
Building products: 1.31%
Owens Corning	55,694	7,765,415
Construction & engineering: 2.47%
EMCOR Group, Inc.	23,297	14,618,635
Electrical equipment: 2.30%
Generac Holdings, Inc.†	70,079	13,643,680
Ground transportation: 2.00%
Uber Technologies, Inc.†	134,779	11,826,857
Passenger airlines: 1.70%
United Airlines Holdings, Inc.†	114,406	10,103,194
Professional services: 1.77%
Leidos Holdings, Inc.	65,815	10,507,365
Information technology: 30.01%
Communications equipment: 2.13%
Arista Networks, Inc.†	102,606	12,643,111
Electronic equipment, instruments & components: 2.12%
TD SYNNEX Corp.	87,165	12,585,755
IT services: 3.64%
Okta, Inc.†	89,880	8,790,264
Twilio, Inc. Class A†	99,051	12,777,579
		21,567,843
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 3

Portfolio of investments—July 31, 2025

	Shares	Value
Semiconductors & semiconductor equipment: 7.37%
Broadcom, Inc.	85,284	$25,047,911
KLA Corp.	12,355	10,860,416
QUALCOMM, Inc.	52,764	7,743,644
		43,651,971
Software: 8.91%
Adobe, Inc.†	17,342	6,203,060
Atlassian Corp. Class A†	57,252	10,979,789
Microsoft Corp.	66,755	35,613,792
		52,796,641
Technology hardware, storage & peripherals: 5.84%
Apple, Inc.	110,038	22,840,588
Dell Technologies, Inc. Class C	88,877	11,793,089
		34,633,677
Materials: 2.45%
Chemicals: 1.36%
CF Industries Holdings, Inc.	86,668	8,045,391
Metals & mining: 1.09%
Nucor Corp.	45,305	6,481,786
Real estate: 4.46%
Health care REITs: 1.80%
Omega Healthcare Investors, Inc.	273,526	10,640,161
Retail REITs: 1.82%
Simon Property Group, Inc.	65,753	10,769,684
Specialized REITs: 0.84%
Weyerhaeuser Co.	199,865	5,006,618
Total common stocks (Cost $355,910,539)		589,041,525

		Yield
Short-term investments: 0.52%
Investment companies: 0.52%
Allspring Government Money Market Fund Select Class♠∞		4.24%	3,074,599	3,074,599
Total short-term investments (Cost $3,074,599)				3,074,599
Total investments in securities (Cost $358,985,138)	99.89%			592,116,124
Other assets and liabilities, net	0.11			656,303
Total net assets	100.00%			$592,772,427

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
4 | Allspring Large Cap Core Fund

Portfolio of investments—July 31, 2025

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,562,931	$47,234,857	$(51,723,189)	$0	$0	$3,074,599	3,074,599	$364,490
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	5	9-19-2025	$1,511,175	$1,593,563	$82,388	$0
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 5

Statement of assets and liabilities—July 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $355,910,539)	$589,041,525
Investments in affiliated securities, at value (cost $3,074,599)	3,074,599
Cash at broker segregated for futures contracts	761,117
Receivable for dividends	425,267
Receivable for Fund shares sold	161,624
Prepaid expenses and other assets	60,388
Total assets	593,524,520
Liabilities
Management fee payable	274,586
Payable for Fund shares redeemed	223,540
Shareholder servicing fees payable	94,941
Administration fees payable	91,301
Payable for daily variation margin on open futures contracts	5,500
Distribution fees payable	3,813
Trustees’ fees and expenses payable	1,040
Accrued expenses and other liabilities	57,372
Total liabilities	752,093
Total net assets	$592,772,427
Net assets consist of
Paid-in capital	$322,440,890
Total distributable earnings	270,331,537
Total net assets	$592,772,427
Computation of net asset value and offering price per share
Net assets–Class A	$440,502,814
Shares outstanding–Class A1	22,632,711
Net asset value per share–Class A	$19.46
Maximum offering price per share – Class A2	$20.65
Net assets–Class C	$6,030,566
Shares outstanding–Class C1	325,019
Net asset value per share–Class C	$18.55
Net assets–Class R6	$3,906,869
Shares outstanding–Class R6[1]	198,486
Net asset value per share–Class R6	$19.68
Net assets–Administrator Class	$1,976,064
Shares outstanding–Administrator Class[1]	98,441
Net asset value per share–Administrator Class	$20.07
Net assets–Institutional Class	$140,356,114
Shares outstanding–Institutional Class[1]	7,113,859
Net asset value per share–Institutional Class	$19.73
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Large Cap Core Fund

Statement of operations—year ended July 31, 2025
Statement of operations
Investment income
Dividends	$6,242,792
Income from affiliated securities	364,490
Interest	19,467
Total investment income	6,626,749
Expenses
Management fee	3,785,278
Administration fees
Class A	826,010
Class C	12,050
Class R6	1,073
Administrator Class	2,497
Institutional Class	153,110
Shareholder servicing fees
Class A	1,032,512
Class C	15,040
Administrator Class	4,709
Distribution fees
Class C	45,106
Custody and accounting fees	26,061
Professional fees	53,242
Registration fees	100,638
Shareholder report expenses	51,401
Trustees’ fees and expenses	14,029
Other fees and expenses	21,345
Total expenses	6,144,101
Less: Fee waivers and/or expense reimbursements
Fund-level	(651,030)
Class A	(180,924)
Class C	(2)
Class R6	(287)
Administrator Class	(626)
Institutional Class	(103,739)
Net expenses	5,207,493
Net investment income	1,419,256
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 7

Statement of operations—year ended July 31, 2025
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$60,707,587
Futures contracts	(415,129)
Net realized gains on investments	60,292,458
Net change in unrealized gains (losses) on
Unaffiliated securities	34,255,555
Futures contracts	74,302
Net change in unrealized gains (losses) on investments	34,329,857
Net realized and unrealized gains (losses) on investments	94,622,315
Net increase in net assets resulting from operations	$96,041,571
The accompanying notes are an integral part of these financial statements.
8 | Allspring Large Cap Core Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2025		Year ended July 31, 2024
Operations
Net investment income		$1,419,256		$2,028,227
Net realized gains on investments		60,292,458		43,920,410
Net change in unrealized gains (losses) on investments		34,329,857		47,079,383
Net increase in net assets resulting from operations		96,041,571		93,028,020
Distributions to shareholders from
Net investment income and net realized gains
Class A		(48,280,741)		(28,260,966)
Class C		(730,612)		(625,245)
Class R6		(445,351)		(277,421)
Administrator Class		(234,516)		(157,450)
Institutional Class		(13,187,081)		(7,219,152)
Total distributions to shareholders		(62,878,301)		(36,540,234)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	818,423	14,924,977	1,071,331	17,521,352
Class C	53,713	922,932	73,221	1,142,952
Class R6	55,695	1,006,562	29,614	504,101
Administrator Class	22,489	422,399	20,739	356,093
Institutional Class	2,018,714	36,712,909	1,052,444	17,780,213
		53,989,779		37,304,711
Reinvestment of distributions
Class A	2,549,246	46,281,476	1,754,766	27,004,386
Class C	41,861	727,543	41,929	620,970
Class R6	4,358	80,085	2,883	44,896
Administrator Class	12,461	233,421	9,907	156,738
Institutional Class	710,092	13,073,290	455,501	7,102,424
		60,395,815		34,929,414
Payment for shares redeemed
Class A	(2,610,281)	(47,289,826)	(2,405,518)	(39,999,039)
Class C	(126,843)	(2,183,199)	(465,119)	(7,279,129)
Class R6	(32,913)	(596,427)	(67,924)	(1,128,888)
Administrator Class	(39,644)	(712,628)	(44,479)	(756,670)
Institutional Class	(1,395,686)	(25,302,922)	(1,174,476)	(19,589,166)
		(76,085,002)		(68,752,892)
Net increase in net assets resulting from capital share transactions		38,300,592		3,481,233
Total increase in net assets		71,463,862		59,969,019
Net assets
Beginning of period		521,308,565		461,339,546
End of period		$592,772,427		$521,308,565
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.39	$16.49	$15.85	$18.77	$15.71
Net investment income	0.03 [1]	0.06 [1]	0.10 [1]	0.09	0.08 [1]
Net realized and unrealized gains (losses) on investments	3.31	3.17	2.21	(0.55)	5.33
Total from investment operations	3.34	3.23	2.31	(0.46)	5.41
Distributions to shareholders from
Net investment income	(0.02)	(0.09)	(0.12)	(0.04)	(0.15)
Net realized gains	(2.25)	(1.24)	(1.55)	(2.42)	(2.20)
Total distributions to shareholders	(2.27)	(1.33)	(1.67)	(2.46)	(2.35)
Net asset value, end of period	$19.46	$18.39	$16.49	$15.85	$18.77
Total return[2]	19.07%	21.20%	16.41%	(3.66)%	37.90%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.21%	1.22%	1.20%	1.23%
Net expenses	1.03%	1.04%	1.05%	1.06%	1.06%
Net investment income	0.19%	0.37%	0.66%	0.52%	0.49%
Supplemental data
Portfolio turnover rate	41%	31%	26%	31%	46%
Net assets, end of period (000s omitted)	$440,503	$402,315	$353,855	$330,584	$366,731

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Large Cap Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.74	$15.98	$15.40	$18.39	$15.41
Net investment loss	(0.10)[1]	(0.06)[1]	(0.11)[1]	(0.05)[1]	(0.04)[1]
Net realized and unrealized gains (losses) on investments	3.16	3.06	2.24	(0.52)	5.23
Total from investment operations	3.06	3.00	2.13	(0.57)	5.19
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.01)
Net realized gains	(2.25)	(1.24)	(1.55)	(2.42)	(2.20)
Total distributions to shareholders	(2.25)	(1.24)	(1.55)	(2.42)	(2.21)
Net asset value, end of period	$18.55	$17.74	$15.98	$15.40	$18.39
Total return[2]	18.09%	20.28%	15.55%	(4.39)%	36.87%
Ratios to average net assets (annualized)
Gross expenses	1.94%	1.94%	1.96%	1.94%	1.98%
Net expenses	1.82%	1.82%	1.83%	1.83%	1.83%
Net investment loss	(0.59)%	(0.35)%	(0.07)%	(0.27)%	(0.25)%
Supplemental data
Portfolio turnover rate	41%	31%	26%	31%	46%
Net assets, end of period (000s omitted)	$6,031	$6,319	$11,285	$18,081	$28,335

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.58	$16.65	$15.99	$18.91	$15.81
Net investment income	0.10 [1]	0.13 [1]	0.16 [1]	0.17	0.16
Net realized and unrealized gains (losses) on investments	3.35	3.20	2.23	(0.55)	5.36
Total from investment operations	3.45	3.33	2.39	(0.38)	5.52
Distributions to shareholders from
Net investment income	(0.10)	(0.16)	(0.18)	(0.12)	(0.22)
Net realized gains	(2.25)	(1.24)	(1.55)	(2.42)	(2.20)
Total distributions to shareholders	(2.35)	(1.40)	(1.73)	(2.54)	(2.42)
Net asset value, end of period	$19.68	$18.58	$16.65	$15.99	$18.91
Total return[2]	19.50%	21.65%	16.92%	(3.25)%	38.47%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.79%	0.79%	0.77%	0.80%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	0.57%	0.78%	1.09%	0.92%	0.92%
Supplemental data
Portfolio turnover rate	41%	31%	26%	31%	46%
Net assets, end of period (000s omitted)	$3,907	$3,183	$3,442	$4,535	$5,928

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Large Cap Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.90	$16.91	$16.22	$19.16	$15.96
Net investment income	0.05 [1]	0.08 [1]	0.11 [1]	0.10 [1]	0.10 [1]
Net realized and unrealized gains (losses) on investments	3.41	3.25	2.27	(0.55)	5.43
Total from investment operations	3.46	3.33	2.38	(0.45)	5.53
Distributions to shareholders from
Net investment income	(0.04)	(0.10)	(0.14)	(0.07)	(0.13)
Net realized gains	(2.25)	(1.24)	(1.55)	(2.42)	(2.20)
Total distributions to shareholders	(2.29)	(1.34)	(1.69)	(2.49)	(2.33)
Net asset value, end of period	$20.07	$18.90	$16.91	$16.22	$19.16
Total return[2]	19.16%	21.29%	16.51%	(3.57)%	38.04%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.14%	1.14%	1.11%	1.15%
Net expenses	0.97%	0.97%	0.97%	0.97%	0.97%
Net investment income	0.26%	0.46%	0.72%	0.56%	0.58%
Supplemental data
Portfolio turnover rate	41%	31%	26%	31%	46%
Net assets, end of period (000s omitted)	$1,976	$1,950	$1,978	$1,528	$2,531

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.60	$16.67	$16.01	$18.93	$15.83
Net investment income	0.10 [1]	0.12 [1]	0.16 [1]	0.16	0.19
Net realized and unrealized gains (losses) on investments	3.36	3.20	2.23	(0.55)	5.33
Total from investment operations	3.46	3.32	2.39	(0.39)	5.52
Distributions to shareholders from
Net investment income	(0.08)	(0.15)	(0.18)	(0.11)	(0.22)
Net realized gains	(2.25)	(1.24)	(1.55)	(2.42)	(2.20)
Total distributions to shareholders	(2.33)	(1.39)	(1.73)	(2.53)	(2.42)
Net asset value, end of period	$19.73	$18.60	$16.67	$16.01	$18.93
Total return[2]	19.54%	21.59%	16.89%	(3.27)%	38.42%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.89%	0.89%	0.87%	0.90%
Net expenses	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income	0.55%	0.73%	1.05%	0.91%	0.90%
Supplemental data
Portfolio turnover rate	41%	31%	26%	31%	46%
Net assets, end of period (000s omitted)	$140,356	$107,542	$90,779	$106,846	$132,167

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Large Cap Core Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Large Cap Core Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time
Allspring Large Cap Core Fund | 15

Notes to financial statements
of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2025, the aggregate cost of all investments for federal income tax purposes was $359,360,714 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$242,896,775
Gross unrealized losses	(10,058,977)
Net unrealized gains	$232,837,798
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
16 | Allspring Large Cap Core Fund

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$64,447,010	$0	$0	$64,447,010
Consumer discretionary	62,534,007	0	0	62,534,007
Consumer staples	21,302,168	0	0	21,302,168
Energy	24,156,841	0	0	24,156,841
Financials	65,055,094	0	0	65,055,094
Health care	64,258,621	0	0	64,258,621
Industrials	68,465,146	0	0	68,465,146
Information technology	177,878,998	0	0	177,878,998
Materials	14,527,177	0	0	14,527,177
Real estate	26,416,463	0	0	26,416,463
Short-term investments
Investment companies	3,074,599	0	0	3,074,599
	592,116,124	0	0	592,116,124
Futures contracts	82,388	0	0	82,388
Total assets	$592,198,512	$0	$0	$592,198,512
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statements of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the year ended July 31, 2025, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Allspring Large Cap Core Fund | 17

Notes to financial statements
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.07%
Class C	1.82
Class R6	0.65
Administrator Class	0.97
Institutional Class	0.67
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended July 31, 2025, Allspring Funds Distributor received $5,440 from the sale of Class A shares and $638 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the year ended July 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended July 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended July 31, 2025 were $219,860,104 and $239,020,855, respectively.
18 | Allspring Large Cap Core Fund

Notes to financial statements
6.
DERIVATIVE TRANSACTIONS
During the year ended July 31, 2025, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $6,286,488 in long futures contracts during the year ended July 31, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended July 31, 2025, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended July 31
	2025	2024
Ordinary income	$9,002,118	$4,705,583
Long-term capital gain	53,876,183	31,834,651
As of July 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$11,247,653	$26,246,125	$232,837,798
9.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
10.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
12.
CLASS CONVERSION
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.
13.
OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is
Allspring Large Cap Core Fund | 19

Notes to financial statements
defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
20 | Allspring Large Cap Core Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Large Cap Core Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
September 24, 2025
Allspring Large Cap Core Fund | 21

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 68% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended July 31, 2025.
Pursuant to Section 852 of the Internal Revenue Code, $53,876,183 was designated as a 20% rate gain distribution for the fiscal year ended
July 31, 2025.
Pursuant to Section 854 of the Internal Revenue Code, $6,211,247 of income dividends paid during the fiscal year ended July 31, 2025 has been designated as qualified dividend income (QDI).
For the fiscal year ended July 31, 2025, $57,820 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended July 31, 2025, $7,932,964 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

22 | Allspring Large Cap Core Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Large Cap Core Fund | 23

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Large Cap Core Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

24 | Allspring Large Cap Core Fund

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the S&P 500 Index, for the one- and three-year periods under review, and lower than the investment performance of its benchmark index for the five- and ten-year periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class, except for Administrator Class, which was in range of the median net operating expense ratios of the expense Groups.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the expense Groups for each share class, except for Administrator Class, which was higher than the sum of the average rates for the expense Groups.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Large Cap Core Fund | 25

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

26 | Allspring Large Cap Core Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4314 07-25

Allspring Premier Large Company Growth Fund
Long Form Financial Statements
Annual Report
July 31, 2025

Allspring Premier Large Company Growth Fund | 1

Portfolio of investments—July 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 97.72%
Communication services: 14.72%
Entertainment: 8.45%
Live Nation Entertainment, Inc.†	97,661	$14,424,530
Netflix, Inc.†	21,541	24,974,635
Roblox Corp. Class A†	108,076	14,891,792
Spotify Technology SA†	23,153	14,506,281
Take-Two Interactive Software, Inc.†	94,886	21,133,959
TKO Group Holdings, Inc. Class A	108,300	18,195,483
Walt Disney Co.	142,150	16,931,486
		125,058,166
Interactive media & services: 6.27%
Meta Platforms, Inc. Class A	120,029	92,835,230
Consumer discretionary: 14.63%
Broadline retail: 5.92%
Amazon.com, Inc.†	296,840	69,493,212
MercadoLibre, Inc.†	7,659	18,181,624
		87,674,836
Hotels, restaurants & leisure: 5.83%
Booking Holdings, Inc.	4,719	25,973,659
DoorDash, Inc. Class A†	117,310	29,356,828
Hilton Worldwide Holdings, Inc.	68,006	18,231,048
Viking Holdings Ltd.†	216,075	12,687,924
		86,249,459
Specialty retail: 2.88%
AutoZone, Inc.†	4,803	18,099,529
Carvana Co. Class A†	30,673	11,967,685
Chewy, Inc. Class A†	343,366	12,601,532
		42,668,746
Financials: 10.38%
Capital markets: 6.45%
Coinbase Global, Inc. Class A†	49,134	18,560,860
KKR & Co., Inc.	144,840	21,230,647
LPL Financial Holdings, Inc.	47,334	18,731,484
Robinhood Markets, Inc. Class A†	143,372	14,774,485
Tradeweb Markets, Inc. Class A	160,101	22,181,993
		95,479,469
Financial services: 2.70%
Affirm Holdings, Inc.†	158,017	10,833,646
Mastercard, Inc. Class A	51,438	29,138,084
		39,971,730
Insurance: 1.23%
Progressive Corp.	75,234	18,209,637
The accompanying notes are an integral part of these financial statements.
2 | Allspring Premier Large Company Growth Fund

Portfolio of investments—July 31, 2025

	Shares	Value
Health care: 5.92%
Biotechnology: 2.57%
Alnylam Pharmaceuticals, Inc.†	37,988	$14,900,413
Argenx SE ADR†	22,352	14,983,216
Natera, Inc.†	61,086	8,164,755
		38,048,384
Health care equipment & supplies: 2.49%
Boston Scientific Corp.†	202,762	21,273,789
Intuitive Surgical, Inc.†	32,207	15,494,465
		36,768,254
Pharmaceuticals: 0.86%
Teva Pharmaceutical Industries Ltd. ADR†	823,560	12,724,002
Industrials: 12.51%
Aerospace & defense: 3.83%
Axon Enterprise, Inc.†	21,304	16,094,959
General Electric Co.	84,052	22,784,816
Howmet Aerospace, Inc.	99,017	17,800,286
		56,680,061
Building products: 1.08%
Johnson Controls International PLC	151,743	15,933,015
Commercial services & supplies: 2.26%
Rollins, Inc.	287,142	16,444,622
Waste Connections, Inc.	91,308	17,044,465
		33,489,087
Construction & engineering: 2.77%
EMCOR Group, Inc.	35,129	22,043,096
Quanta Services, Inc.	46,677	18,956,930
		41,000,026
Electrical equipment: 1.31%
GE Vernova, Inc.	29,473	19,460,727
Professional services: 1.26%
UL Solutions, Inc. Class A	254,912	18,639,166
Information technology: 38.25%
Communications equipment: 1.70%
Arista Networks, Inc.†	204,333	25,177,912
IT services: 1.51%
Cloudflare, Inc. Class A†	56,716	11,778,779
Shopify, Inc. Class A†	86,149	10,528,269
		22,307,048
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 3

Portfolio of investments—July 31, 2025

	Shares	Value
Semiconductors & semiconductor equipment: 16.82%
Astera Labs, Inc.†	92,426	$12,637,407
Broadcom, Inc.	219,309	64,411,053
Monolithic Power Systems, Inc.	20,627	14,670,748
NVIDIA Corp.	760,072	135,194,007
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	91,234	22,043,959
		248,957,174
Software: 17.31%
AppLovin Corp. Class A†	40,404	15,785,843
Cadence Design Systems, Inc.†	37,884	13,811,370
Microsoft Corp.	242,830	129,549,805
Monday.com Ltd.†	36,163	9,485,193
Oracle Corp.	148,342	37,644,749
Samsara, Inc. Class A†	229,616	8,732,297
SAP SE ADR	59,517	17,063,524
ServiceNow, Inc.†	25,570	24,115,578
		256,188,359
Technology hardware, storage & peripherals: 0.91%
Apple, Inc.	65,267	13,547,471
Utilities: 1.31%
Independent power and renewable electricity producers: 1.31%
Vistra Corp.	93,261	19,448,649
Total common stocks (Cost $750,945,795)		1,446,516,608

		Yield
Short-term investments: 2.43%
Investment companies: 2.43%
Allspring Government Money Market Fund Select Class♠∞		4.24%	35,955,183	35,955,183
Total short-term investments (Cost $35,955,183)				35,955,183
Total investments in securities (Cost $786,900,978)	100.15%			1,482,471,791
Other assets and liabilities, net	(0.15)			(2,217,178)
Total net assets	100.00%			$1,480,254,613

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
The accompanying notes are an integral part of these financial statements.
4 | Allspring Premier Large Company Growth Fund

Portfolio of investments—July 31, 2025

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,141,038	$608,798,116	$(573,983,971)	$0	$0	$35,955,183	35,955,183	$717,830
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 5

Statement of assets and liabilities—July 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $750,945,795)	$1,446,516,608
Investments in affiliated securities, at value (cost $35,955,183)	35,955,183
Cash	20
Receivable for investments sold	2,388,843
Receivable for Fund shares sold	361,818
Receivable for dividends	126,084
Prepaid expenses and other assets	48,012
Total assets	1,485,396,568
Liabilities
Payable for investments purchased	3,213,690
Management fee payable	753,864
Payable for Fund shares redeemed	641,470
Shareholder servicing fees payable	253,167
Administration fees payable	225,256
Distribution fee payable	6,009
Accrued expenses and other liabilities	48,499
Total liabilities	5,141,955
Total net assets	$1,480,254,613
Net assets consist of
Paid-in capital	$531,043,583
Total distributable earnings	949,211,030
Total net assets	$1,480,254,613
Computation of net asset value and offering price per share
Net assets–Class A	$1,191,800,014
Shares outstanding–Class A1	96,556,041
Net asset value per share–Class A	$12.34
Maximum offering price per share – Class A2	$13.09
Net assets–Class C	$9,659,517
Shares outstanding–Class C1	3,018,507
Net asset value per share–Class C	$3.20
Net assets–Class R6	$43,041,282
Shares outstanding–Class R6[1]	2,844,345
Net asset value per share–Class R6	$15.13
Net assets–Administrator Class	$25,186,483
Shares outstanding–Administrator Class[1]	1,914,664
Net asset value per share–Administrator Class	$13.15
Net assets–Institutional Class	$210,567,317
Shares outstanding–Institutional Class[1]	14,124,518
Net asset value per share–Institutional Class	$14.91
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Premier Large Company Growth Fund

Statement of operations—year ended July 31, 2025
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $76,250)	$4,640,182
Income from affiliated securities	717,830
Interest (net of foreign withholding taxes of $15,995)	91,089
Total investment income	5,449,101
Expenses
Management fee	9,279,130
Administration fees
Class A	2,171,198
Class C	20,820
Class R6	13,118
Administrator Class	30,430
Institutional Class	268,739
Shareholder servicing fees
Class A	2,713,498
Class C	25,854
Administrator Class	58,111
Distribution fee
Class C	77,378
Custody and accounting fees	41,741
Professional fees	79,365
Registration fees	105,663
Shareholder report expenses	77,175
Trustees’ fees and expenses	18,643
Other fees and expenses	33,301
Total expenses	15,014,164
Less: Fee waivers and/or expense reimbursements
Fund-level	(685,656)
Class A	(258,955)
Class C	(34)
Class R6	(13,118)
Administrator Class	(7,926)
Institutional Class	(171,880)
Net expenses	13,876,595
Net investment loss	(8,427,494)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities (including in-kind redemptions of $47,288,142)	379,057,903
Foreign currency and foreign currency translations	(89)
Net realized gains on investments	379,057,814
Net change in unrealized gains (losses) on investments	12,363,101
Net realized and unrealized gains (losses) on investments	391,420,915
Net increase in net assets resulting from operations	$382,993,421
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2025		Year ended July 31, 2024
Operations
Net investment loss		$(8,427,494)		$(8,702,694)
Net realized gains on investments		379,057,814		414,697,356
Net change in unrealized gains (losses) on investments		12,363,101		(125,371,300)
Net increase in net assets resulting from operations		382,993,421		280,623,362
Distributions to shareholders from
Net investment income and net realized gains
Class A		(192,874,430)		(298,255,447)
Class C		(4,949,484)		(8,797,555)
Class R6		(6,344,322)		(106,478,877)
Administrator Class		(4,040,484)		(6,069,326)
Institutional Class		(32,113,468)		(66,503,353)
Total distributions to shareholders		(240,322,188)		(486,104,558)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,829,628	20,280,793	3,115,132	32,403,763
Class C	468,350	1,499,241	162,604	770,147
Class R6	831,405	10,586,521	1,391,724	17,725,062
Administrator Class	171,973	2,123,013	194,969	2,199,207
Institutional Class	6,056,485	83,095,828	2,105,935	25,636,625
		117,585,396		78,734,804
Reinvestment of distributions
Class A	16,230,707	182,595,452	28,893,055	280,519,318
Class C	1,665,850	4,880,942	2,102,349	8,572,065
Class R6	411,170	5,653,585	8,472,343	102,900,619
Administrator Class	323,524	3,875,817	565,128	5,768,444
Institutional Class	2,208,076	29,919,431	5,324,748	59,936,119
		226,925,227		457,696,565
Payment for shares redeemed
Class A	(13,308,995)	(149,013,767)	(16,185,473)	(168,869,014)
Class C	(1,739,689)	(5,711,000)	(2,024,469)	(9,274,880)
Class R6	(2,867,919)	(38,705,087)	(64,841,478)	(788,627,365)
Administrator Class	(434,548)	(5,137,911)	(472,041)	(5,255,922)
Institutional Class	(9,856,794)	(135,510,673)	(10,769,542)	(129,491,425)
		(334,078,438)		(1,101,518,606)
Net increase (decrease) in net assets resulting from capital share transactions		10,432,185		(565,087,237)
Total increase (decrease) in net assets		153,103,418		(770,568,433)
Net assets
Beginning of period		1,327,151,195		2,097,719,628
End of period		$1,480,254,613		$1,327,151,195
The accompanying notes are an integral part of these financial statements.
8 | Allspring Premier Large Company Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.20	$12.55	$11.54	$19.28	$16.08
Net investment loss	(0.08)[1]	(0.08)[1]	(0.07)[1]	(0.11)[1]	(0.13)[1]
Net realized and unrealized gains (losses) on investments	3.41	2.48	1.08	(3.54)	5.36
Total from investment operations	3.33	2.40	1.01	(3.65)	5.23
Distributions to shareholders from
Net realized gains	(2.19)	(3.75)	0.00	(4.09)	(2.03)
Net asset value, end of period	$12.34	$11.20	$12.55	$11.54	$19.28
Total return[2]	31.67%	26.70%	8.75%	(24.02)%	34.93%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.15%	1.15%	1.13%	1.13%
Net expenses	1.08%	1.09%	1.09%	1.10%	1.10%
Net investment loss	(0.68)%	(0.75)%	(0.61)%	(0.75)%	(0.77)%
Supplemental data
Portfolio turnover rate	63%	47%	76%	54%	48%
Net assets, end of period (000s omitted)	$1,191,800	$1,028,666	$953,527	$1,001,892	$1,501,805

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$4.28	$7.12	$6.60	$12.85	$11.40
Net investment loss	(0.05)[1]	(0.07)[1]	(0.09)[1]	(0.14)[1]	(0.18)[1]
Net realized and unrealized gains (losses) on investments	1.16	0.98	0.61	(2.02)	3.66
Total from investment operations	1.11	0.91	0.52	(2.16)	3.48
Distributions to shareholders from
Net realized gains	(2.19)	(3.75)	0.00	(4.09)	(2.03)
Net asset value, end of period	$3.20	$4.28	$7.12	$6.60	$12.85
Total return[2]	30.78%	25.72%	7.88%	(24.57)%	33.80%
Ratios to average net assets (annualized)
Gross expenses	1.89%	1.89%	1.89%	1.86%	1.87%
Net expenses	1.85%	1.85%	1.86%	1.85%	1.86%
Net investment loss	(1.45)%	(1.51)%	(1.37)%	(1.51)%	(1.52)%
Supplemental data
Portfolio turnover rate	63%	47%	76%	54%	48%
Net assets, end of period (000s omitted)	$9,660	$11,244	$16,979	$23,163	$58,524

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Premier Large Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.27	$14.13	$12.94	$21.03	$17.31
Net investment loss	(0.03)[1]	(0.03)[1]	(0.02)[1]	(0.05)[1]	(0.06)[1]
Net realized and unrealized gains (losses) on investments	4.08	2.92	1.21	(3.95)	5.81
Total from investment operations	4.05	2.89	1.19	(4.00)	5.75
Distributions to shareholders from
Net realized gains	(2.19)	(3.75)	0.00	(4.09)	(2.03)
Net asset value, end of period	$15.13	$13.27	$14.13	$12.94	$21.03
Total return[2]	32.22%	27.29%	9.20%	(23.64)%	35.49%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.72%	0.72%	0.70%	0.70%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment loss	(0.24)%	(0.22)%	(0.17)%	(0.30)%	(0.32)%
Supplemental data
Portfolio turnover rate	63%	47%	76%	54%	48%
Net assets, end of period (000s omitted)	$43,041	$59,319	$839,917	$856,050	$1,179,098

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.81	$13.02	$11.96	$19.82	$16.47
Net investment loss	(0.07)[1]	(0.07)[1]	(0.06)[1]	(0.11)[1]	(0.12)[1]
Net realized and unrealized gains (losses) on investments	3.60	2.61	1.12	(3.66)	5.50
Total from investment operations	3.53	2.54	1.06	(3.77)	5.38
Distributions to shareholders from
Net realized gains	(2.19)	(3.75)	0.00	(4.09)	(2.03)
Net asset value, end of period	$13.15	$11.81	$13.02	$11.96	$19.82
Total return[2]	31.75%	26.83%	8.86%	(23.96)%	35.02%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.08%	1.06%	1.04%	1.05%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment loss	(0.60)%	(0.66)%	(0.52)%	(0.68)%	(0.67)%
Supplemental data
Portfolio turnover rate	63%	47%	76%	54%	48%
Net assets, end of period (000s omitted)	$25,186	$21,898	$20,383	$22,546	$65,665

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Premier Large Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.11	$14.01	$12.83	$20.90	$17.22
Net investment loss	(0.04)[1]	(0.04)[1]	(0.03)[1]	(0.06)[1]	(0.07)[1]
Net realized and unrealized gains (losses) on investments	4.03	2.89	1.21	(3.92)	5.78
Total from investment operations	3.99	2.85	1.18	(3.98)	5.71
Distributions to shareholders from
Net realized gains	(2.19)	(3.75)	0.00	(4.09)	(2.03)
Net asset value, end of period	$14.91	$13.11	$14.01	$12.83	$20.90
Total return[2]	32.15%	27.24%	9.20%	(23.70)%	35.43%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.82%	0.80%	0.80%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment loss	(0.30)%	(0.36)%	(0.21)%	(0.35)%	(0.37)%
Supplemental data
Portfolio turnover rate	63%	47%	76%	54%	48%
Net assets, end of period (000s omitted)	$210,567	$206,024	$266,914	$409,806	$677,437

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 13

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Premier Large Company Growth Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
14 | Allspring Premier Large Company Growth Fund

Notes to financial statements
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2025, the aggregate cost of all investments for federal income tax purposes was $790,091,587 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$701,201,079
Gross unrealized losses	(8,820,875)
Net unrealized gains	$692,380,204
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent difference causing such reclassification is due to redemptions-in-kind. At July 31, 2025, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities:
Paid-in capital	Total distributable earnings
$47,376,650	$(47,376,650)
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Premier Large Company Growth Fund | 15

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$217,893,396	$0	$0	$217,893,396
Consumer discretionary	216,593,041	0	0	216,593,041
Financials	153,660,836	0	0	153,660,836
Health care	87,540,640	0	0	87,540,640
Industrials	185,202,082	0	0	185,202,082
Information technology	566,177,964	0	0	566,177,964
Utilities	19,448,649	0	0	19,448,649
Short-term investments
Investment companies	35,955,183	0	0	35,955,183
Total assets	$1,482,471,791	$0	$0	$1,482,471,791
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the year ended July 31, 2025, the management fee was equivalent to an annual rate of 0.68% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
16 | Allspring Premier Large Company Growth Fund

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.10%
Class C	1.85
Class R6	0.65
Administrator Class	1.00
Institutional Class	0.70
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended July 31, 2025, Allspring Funds Distributor received $5,999 from the sale of Class A shares and $6 and $2,337 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended July 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended July 31, 2025 were $853,097,220 and $1,065,798,039, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
Allspring Premier Large Company Growth Fund | 17

Notes to financial statements
For the year ended July 31, 2025, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended July 31
	2025	2024
Ordinary income	$1,974,108	$20,198,487
Long-term capital gain	238,348,080	465,906,071
As of July 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$19,327,371	$237,512,531	$692,380,204
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.
REDEMPTIONS IN-KIND
During the year ended July 31, 2025, the Fund redeemed assets through an in-kind redemption for shareholders in Institutional Class. The realized gains (losses) recognized by the Fund are reflected on the Statement of operations and these redemption transactions are reflected on the Statement of changes in net assets. The date of the redemption transaction, value of securities issued from the redemption, cash paid, realized gains (losses) and the percentage of the Fund redeemed by the shareholder was as follows:
Date	Value of securities issued	Cash	Realized gains (losses)	% of the Fund
09-19-2024	$59,210,734	$1,959,786	$47,288,142	4.24%
11.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
12.
OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This
18 | Allspring Premier Large Company Growth Fund

Notes to financial statements
information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
13.
SUBSEQUENT EVENT
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.
Allspring Premier Large Company Growth Fund | 19

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Premier Large Company Growth Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
September 24, 2025
20 | Allspring Premier Large Company Growth Fund

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 17% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended July 31, 2025.
Pursuant to Section 852 of the Internal Revenue Code, $238,348,080 was designated as a 20% rate gain distribution for the fiscal year ended
July 31, 2025.
For the fiscal year ended July 31, 2025, $1,974,108 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Premier Large Company Growth Fund | 21

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

22 | Allspring Premier Large Company Growth Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Premier Large Company Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Premier Large Company Growth Fund | 23

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Russell 1000 Growth Index, for the one-year period under review, and lower for all other periods under review.
The Board noted that it had previously approved a change in the portfolio managers of the Fund, which had been implemented in May 2024, and that the investment performance of the Fund for most of the periods covered did not reflect the investment performance of the Fund’s new portfolio managers. The Board noted that it would continue to review the Fund’s investment performance going forward to monitor implementation of the new portfolio managers.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class, except Administrator Class, which was equal to the median net operating expense ratios of the expense Groups.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for Institutional Class and Class R6, and equal to the sum of the average rates for the expense Groups for Class A and Administrator Class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

24 | Allspring Premier Large Company Growth Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Premier Large Company Growth Fund | 25

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4325 07-25

Allspring Growth
Fund
Long Form Financial Statements
Annual Report
July 31, 2025

Allspring Growth Fund | 1

Portfolio of investments—July 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 98.98%
Communication services: 12.32%
Entertainment: 5.67%
Live Nation Entertainment, Inc.†	185,145	$27,345,916
Netflix, Inc.†	51,640	59,871,416
Roblox Corp. Class A†	275,459	37,955,496
Spotify Technology SA†	56,530	35,418,306
TKO Group Holdings, Inc. Class A	251,967	42,332,976
		202,924,110
Interactive media & services: 6.65%
Meta Platforms, Inc. Class A	308,102	238,298,411
Consumer discretionary: 14.57%
Broadline retail: 5.73%
Amazon.com, Inc.†	719,968	168,551,709
MercadoLibre, Inc.†	15,551	36,916,363
		205,468,072
Hotels, restaurants & leisure: 5.77%
Booking Holdings, Inc.	10,998	60,533,652
DoorDash, Inc. Class A†	273,664	68,484,416
Royal Caribbean Cruises Ltd.	140,375	44,621,001
Wingstop, Inc.	87,919	33,175,355
		206,814,424
Household durables: 1.09%
Sony Group Corp. ADR	1,599,724	38,905,288
Specialty retail: 1.98%
Chewy, Inc. Class A†	697,768	25,608,086
O’Reilly Automotive, Inc.†	461,738	45,398,080
		71,006,166
Financials: 12.19%
Capital markets: 6.02%
Coinbase Global, Inc. Class A†	120,210	45,410,530
KKR & Co., Inc.	322,446	47,264,135
LPL Financial Holdings, Inc.	78,428	31,036,312
Robinhood Markets, Inc. Class A†	347,129	35,771,643
Tradeweb Markets, Inc. Class A	405,251	56,147,526
		215,630,146
Financial services: 4.89%
Equitable Holdings, Inc.	578,952	29,729,185
Mastercard, Inc. Class A	135,575	76,799,170
Toast, Inc. Class A†	650,473	31,769,102
Visa, Inc. Class A	107,028	36,974,963
		175,272,420
The accompanying notes are an integral part of these financial statements.
2 | Allspring Growth Fund

Portfolio of investments—July 31, 2025

	Shares	Value
Insurance: 1.28%
Progressive Corp.	189,196	$45,793,000
Health care: 8.45%
Biotechnology: 3.08%
ADMA Biologics, Inc.†	1,198,995	22,421,206
Alnylam Pharmaceuticals, Inc.†	78,016	30,600,996
Argenx SE ADR†	53,887	36,122,073
Natera, Inc.†	158,605	21,199,144
		110,343,419
Health care equipment & supplies: 3.07%
Boston Scientific Corp.†	450,009	47,214,944
Intuitive Surgical, Inc.†	75,905	36,517,136
Penumbra, Inc.†	103,739	26,170,238
		109,902,318
Health care providers & services: 0.81%
RadNet, Inc.†	529,056	28,955,235
Pharmaceuticals: 1.49%
Teva Pharmaceutical Industries Ltd. ADR†	1,708,872	26,402,072
Verona Pharma PLC ADR†	258,560	27,172,071
		53,574,143
Industrials: 9.68%
Aerospace & defense: 3.46%
Curtiss-Wright Corp.	75,579	37,050,338
General Electric Co.	190,848	51,735,076
Kratos Defense & Security Solutions, Inc.†	596,579	35,019,187
		123,804,601
Building products: 1.11%
Johnson Controls International PLC	378,968	39,791,640
Commercial services & supplies: 0.97%
Waste Connections, Inc.	186,629	34,838,035
Construction & engineering: 2.61%
EMCOR Group, Inc.	79,417	49,833,373
Quanta Services, Inc.	108,022	43,870,975
		93,704,348
Ground transportation: 0.25%
Saia, Inc.†	29,577	8,939,352
Professional services: 1.28%
UL Solutions, Inc. Class A	626,888	45,838,051
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 3

Portfolio of investments—July 31, 2025

	Shares	Value
Information technology: 40.08%
Communications equipment: 2.40%
Arista Networks, Inc.†	498,402	$61,413,095
Motorola Solutions, Inc.	55,731	24,464,794
		85,877,889
Electronic equipment, instruments & components: 0.54%
Zebra Technologies Corp. Class A†	57,238	19,404,827
IT services: 1.83%
Cloudflare, Inc. Class A†	137,679	28,593,175
Shopify, Inc. Class A†	302,644	36,986,123
		65,579,298
Semiconductors & semiconductor equipment: 16.10%
Astera Labs, Inc.†	207,866	28,421,518
Broadcom, Inc.	527,045	154,793,117
Monolithic Power Systems, Inc.	48,805	34,712,068
NVIDIA Corp.	1,783,932	317,307,985
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	172,583	41,699,504
		576,934,192
Software: 18.17%
AppLovin Corp. Class A†	99,916	39,037,181
Cadence Design Systems, Inc.†	91,178	33,240,763
Commvault Systems, Inc.†	152,006	28,873,540
Microsoft Corp.	594,606	317,222,301
Monday.com Ltd.†	88,330	23,168,076
Oracle Corp.	311,344	79,009,767
Procore Technologies, Inc.†	343,273	24,588,645
Samsara, Inc. Class A†	381,386	14,504,110
ServiceNow, Inc.†	62,360	58,812,963
Varonis Systems, Inc. Class B†	584,692	32,643,354
		651,100,700
Technology hardware, storage & peripherals: 1.04%
Apple, Inc.	178,722	37,097,325
Materials: 1.69%
Construction materials: 1.05%
Vulcan Materials Co.	137,685	37,817,939
Metals & mining: 0.64%
Carpenter Technology Corp.	91,723	22,874,799
Total common stocks (Cost $1,841,186,739)		3,546,490,148
The accompanying notes are an integral part of these financial statements.
4 | Allspring Growth Fund

Portfolio of investments—July 31, 2025

		Yield	Shares	Value
Short-term investments: 1.70%
Investment companies: 1.70%
Allspring Government Money Market Fund Select Class♠∞		4.24%	60,737,496	$60,737,496
Total short-term investments (Cost $60,737,496)				60,737,496
Total investments in securities (Cost $1,901,924,235)	100.68%			3,607,227,644
Other assets and liabilities, net	(0.68)			(24,310,214)
Total net assets	100.00%			$3,582,917,430

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,492,505	$1,451,336,062	$(1,404,091,071)	$0	$0	$60,737,496	60,737,496	$1,123,806
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 5

Statement of assets and liabilities—July 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,841,186,739)	$3,546,490,148
Investments in affiliated securities, at value (cost $60,737,496)	60,737,496
Cash	62
Receivable for investments sold	26,738,945
Receivable for Fund shares sold	544,932
Receivable for dividends	216,242
Prepaid expenses and other assets	132,463
Total assets	3,634,860,288
Liabilities
Payable for investments purchased	45,833,465
Payable for Fund shares redeemed	2,817,689
Management fee payable	1,974,931
Shareholder servicing fees payable	602,257
Administration fees payable	530,775
Distribution fee payable	9,151
Accrued expenses and other liabilities	174,590
Total liabilities	51,942,858
Total net assets	$3,582,917,430
Net assets consist of
Paid-in capital	$1,186,647,703
Total distributable earnings	2,396,269,727
Total net assets	$3,582,917,430
Computation of net asset value and offering price per share
Net assets–Class A	$2,808,198,519
Shares outstanding–Class A1	101,324,996
Net asset value per share–Class A	$27.71
Maximum offering price per share – Class A2	$29.40
Net assets–Class C	$14,654,702
Shares outstanding–Class C1	2,069,793
Net asset value per share–Class C	$7.08
Net assets–Class R6	$231,554,703
Shares outstanding–Class R6[1]	4,546,748
Net asset value per share–Class R6	$50.93
Net assets–Administrator Class	$93,302,100
Shares outstanding–Administrator Class[1]	2,283,246
Net asset value per share–Administrator Class	$40.86
Net assets–Institutional Class	$435,207,406
Shares outstanding–Institutional Class[1]	8,635,018
Net asset value per share–Institutional Class	$50.40
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Growth Fund

Statement of operations—year ended July 31, 2025
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $192,627)	$13,205,639
Income from affiliated securities	1,123,806
Interest	4,781
Total investment income	14,334,226
Expenses
Management fee	24,778,713
Administration fees
Class A	5,272,019
Class C	30,720
Class R6	78,584
Administrator Class	172,998
Institutional Class	571,149
Shareholder servicing fees
Class A	6,583,996
Class C	38,275
Administrator Class	325,589
Distribution fee
Class C	114,383
Custody and accounting fees	112,871
Professional fees	75,184
Registration fees	177,613
Shareholder report expenses	147,150
Trustees’ fees and expenses	36,839
Other fees and expenses	103,180
Total expenses	38,619,263
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,044,605)
Class A	(884,677)
Class C	(51)
Class R6	(77,056)
Administrator Class	(154,264)
Institutional Class	(345,836)
Net expenses	36,112,774
Net investment loss	(21,778,548)
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities (including in-kind redemptions of $116,031,492)	1,307,069,777
Foreign currency and foreign currency translations	93
Net realized gains on investments	1,307,069,870
Net change in unrealized gains (losses) on investments	(483,090,089)
Net realized and unrealized gains (losses) on investments	823,979,781
Net increase in net assets resulting from operations	$802,201,233
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2025		Year ended July 31, 2024
Operations
Net investment loss		$(21,778,548)		$(19,503,820)
Net realized gains on investments		1,307,069,870		589,828,966
Net change in unrealized gains (losses) on investments		(483,090,089)		46,561,150
Net increase in net assets resulting from operations		802,201,233		616,886,296
Distributions to shareholders from
Net investment income and net realized gains
Class A		(787,951,646)		(185,583,271)
Class C		(10,245,392)		(2,679,651)
Class R6		(47,522,163)		(23,028,123)
Administrator Class		(31,459,192)		(16,304,909)
Institutional Class		(81,517,564)		(45,640,370)
Total distributions to shareholders		(958,695,957)		(273,236,324)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,789,446	47,406,149	970,733	26,619,779
Class C	165,230	1,203,098	59,659	775,816
Class R6	451,786	20,976,734	571,647	25,254,852
Administrator Class	208,160	8,257,265	567,552	21,002,672
Institutional Class	4,228,680	209,587,422	2,080,310	90,544,686
		287,430,668		164,197,805
Reinvestment of distributions
Class A	29,842,126	757,691,604	7,152,606	178,242,948
Class C	1,551,458	10,115,504	222,406	2,568,784
Class R6	953,395	44,371,019	525,450	20,928,674
Administrator Class	623,420	23,315,919	479,242	16,021,049
Institutional Class	1,685,195	77,636,910	1,118,859	44,217,322
		913,130,956		261,978,777
Payment for shares redeemed
Class A	(17,056,713)	(452,902,271)	(10,389,005)	(289,416,389)
Class C	(894,399)	(7,309,664)	(364,073)	(4,821,792)
Class R6	(2,764,101)	(135,056,556)	(4,400,141)	(194,196,934)
Administrator Class	(4,264,997)	(171,903,440)	(1,990,778)	(73,171,321)
Institutional Class	(8,982,162)	(438,908,320)	(13,085,842)	(563,662,225)
		(1,206,080,251)		(1,125,268,661)
Net asset value of shares issued in acquisition
Class A	0	0	22,728,183	680,558,396
Class C	0	0	313,256	4,328,047
Administrator Class	0	0	586,997	23,607,350
Institutional Class	0	0	823,038	39,179,924
		0		747,673,717
Net increase (decrease) in net assets resulting from capital share transactions		(5,518,627)		48,581,638
Total increase (decrease) in net assets		(162,013,351)		392,231,610
Net assets
Beginning of period		3,744,930,781		3,352,699,171
End of period		$3,582,917,430		$3,744,930,781
The accompanying notes are an integral part of these financial statements.
8 | Allspring Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$30.43	$27.83	$26.80	$47.16	$39.86
Net investment loss	(0.19)[1]	(0.22)[1]	(0.14)[1]	(0.30)[1]	(0.32)
Payment from affiliate	0.00	0.00	0.00	0.00	0.00 [2]
Net realized and unrealized gains (losses) on investments	7.02	5.75	2.79	(11.07)	13.52
Total from investment operations	6.83	5.53	2.65	(11.37)	13.20
Distributions to shareholders from
Net realized gains	(9.55)	(2.93)	(1.62)	(8.99)	(5.90)
Net asset value, end of period	$27.71	$30.43	$27.83	$26.80	$47.16
Total return[3]	25.33%	22.18%	11.39%	(29.35)%	35.61%[4]
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.18%	1.19%	1.16%	1.16%
Net expenses	1.12%	1.11%	1.14%	1.13%	1.14%
Net investment loss	(0.71)%	(0.77)%	(0.55)%	(0.85)%	(0.83)%
Supplemental data
Portfolio turnover rate	73%	38%	58%	43%	36%
Net assets, end of period (000s omitted)	$2,808,199	$2,639,797	$1,844,845	$1,885,963	$3,088,763

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate which had a 0.01% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.04	$14.51	$14.95	$30.47	$27.32
Net investment loss	(0.12)[1]	(0.21)[1]	(0.17)[1]	(0.34)[1]	(0.45)[1]
Payment from affiliate	0.00	0.00	0.00	0.00	1.32
Net realized and unrealized gains (losses) on investments	2.71	2.67	1.35	(6.19)	8.18
Total from investment operations	2.59	2.46	1.18	(6.53)	9.05
Distributions to shareholders from
Net realized gains	(9.55)	(2.93)	(1.62)	(8.99)	(5.90)
Net asset value, end of period	$7.08	$14.04	$14.51	$14.95	$30.47
Total return[2]	24.33%	21.28%	10.52%	(29.54)%[3]	36.64%[4]
Ratios to average net assets (annualized)
Gross expenses	1.92%	1.93%	1.94%	1.89%	1.91%
Net expenses	1.90%	1.90%	1.91%	1.89%	1.91%
Net investment loss	(1.48)%	(1.55)%	(1.31)%	(1.61)%	(1.57)%
Supplemental data
Portfolio turnover rate	73%	38%	58%	43%	36%
Net assets, end of period (000s omitted)	$14,655	$17,510	$14,747	$19,208	$41,094

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]	During the year ended July 31, 2022, the Fund received payments from a service provider which had a 0.14% impact on the total return.
[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate which had a 5.92% impact on the total return.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$48.77	$42.67	$39.94	$65.50	$53.17
Net investment loss	(0.14)[1]	(0.15)[1]	(0.04)[1]	(0.21)[1]	(0.23)
Net realized and unrealized gains (losses) on investments	11.85	9.18	4.39	(16.36)	18.46
Total from investment operations	11.71	9.03	4.35	(16.57)	18.23
Distributions to shareholders from
Net realized gains	(9.55)	(2.93)	(1.62)	(8.99)	(5.90)
Net asset value, end of period	$50.93	$48.77	$42.67	$39.94	$65.50
Total return[2]	25.87%	22.69%	11.92%	(29.05)%	36.19%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.76%	0.73%	0.73%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment loss	(0.29)%	(0.35)%	(0.11)%	(0.41)%	(0.40)%
Supplemental data
Portfolio turnover rate	73%	38%	58%	43%	36%
Net assets, end of period (000s omitted)	$231,555	$287,990	$392,893	$408,403	$519,293

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$40.86	$36.31	$34.34	$57.75	$47.60
Net investment loss	(0.21)[1]	(0.23)[1]	(0.11)[1]	(0.31)[1]	(0.29)
Net realized and unrealized gains (losses) on investments	9.76	7.71	3.70	(14.11)	16.34
Total from investment operations	9.55	7.48	3.59	(14.42)	16.05
Distributions to shareholders from
Net realized gains	(9.55)	(2.93)	(1.62)	(8.99)	(5.90)
Net asset value, end of period	$40.86	$40.86	$36.31	$34.34	$57.75
Total return[2]	25.55%	22.38%	11.60%	(29.22)%	35.82%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.11%	1.11%	1.08%	1.08%
Net expenses	0.96%	0.96%	0.96%	0.96%	0.96%
Net investment loss	(0.52)%	(0.61)%	(0.35)%	(0.68)%	(0.65)%
Supplemental data
Portfolio turnover rate	73%	38%	58%	43%	36%
Net assets, end of period (000s omitted)	$93,302	$233,589	$220,544	$320,744	$647,618

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$48.37	$42.36	$39.68	$65.17	$52.96
Net investment loss	(0.16)[1]	(0.17)[1]	(0.06)[1]	(0.24)[1]	(0.26)[1]
Net realized and unrealized gains (losses) on investments	11.74	9.11	4.36	(16.26)	18.37
Total from investment operations	11.58	8.94	4.30	(16.50)	18.11
Distributions to shareholders from
Net realized gains	(9.55)	(2.93)	(1.62)	(8.99)	(5.90)
Net asset value, end of period	$50.40	$48.37	$42.36	$39.68	$65.17
Total return[2]	25.81%	22.64%	11.87%	(29.09)%	36.10%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.86%	0.86%	0.83%	0.83%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.34)%	(0.40)%	(0.15)%	(0.47)%	(0.44)%
Supplemental data
Portfolio turnover rate	73%	38%	58%	43%	36%
Net assets, end of period (000s omitted)	$435,207	$566,044	$879,671	$1,027,038	$1,959,313

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 13

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Growth Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
14 | Allspring Growth Fund

Notes to financial statements
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2025, the aggregate cost of all investments for federal income tax purposes was $1,908,493,951 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,729,362,480
Gross unrealized losses	(30,628,787)
Net unrealized gains	$1,698,733,693
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary difference causing such reclassification is due to redemptions-in-kind. At July 31, 2025, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of assets and liabilities:
Paid-in capital	Total distributable earnings
$116,514,472	$(116,514,472)
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$441,222,521	$0	$0	$441,222,521
Consumer discretionary	522,193,950	0	0	522,193,950
Financials	436,695,566	0	0	436,695,566
Health care	302,775,115	0	0	302,775,115
Industrials	346,916,027	0	0	346,916,027
Information technology	1,435,994,231	0	0	1,435,994,231
Materials	60,692,738	0	0	60,692,738
Short-term investments
Investment companies	60,737,496	0	0	60,737,496
Total assets	$3,607,227,644	$0	$0	$3,607,227,644
Allspring Growth Fund | 15

Notes to financial statements
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $3 billion	0.640
Next $2 billion	0.615
Next $2 billion	0.605
Next $4 billion	0.580
Over $16 billion	0.555
For the year ended July 31, 2025, the management fee was equivalent to an annual rate of 0.71% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2025, the contractual caps are as follows:
16 | Allspring Growth Fund

Notes to financial statements

EXPENSE RATIO CAPS
Class A	1.15%
Class C	1.90
Class R6	0.70
Administrator Class	0.96
Institutional Class	0.75
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended July 31, 2025, Allspring Funds Distributor received $10,286 from the sale of Class A shares and $664 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the year ended July 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended July 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended July 31, 2025 were $2,519,943,191 and $3,398,468,823, respectively.
6.
ACQUISITION
After the close of business on July 26, 2024, the Fund acquired the net assets of Allspring Discovery All Cap Growth Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Administrator Class and Institutional Class shares of Allspring Discovery All Cap Growth Fund received Class A, Class C, Administrator Class and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Allspring Discovery All Cap Growth Fund for 24,451,474 shares of the Fund valued at $747,673,717 at an exchange ratio of 1.67, 1.34, 1.47 and 1.33 for Class A, Class C, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Allspring Discovery All Cap Growth Fund with a fair value of $748,485,211, identified cost of $421,769,452 and unrealized gains (losses) of $326,715,759 at July 26, 2024 was the principal assets acquired by the Fund. The aggregate net assets of Allspring Discovery All Cap Growth Fund and the Fund immediately prior to the acquisition were $747,673,717 and $2,962,209,027, respectively. The aggregate net assets of the Fund immediately after the acquisition were $3,709,882,744. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Allspring Discovery All Cap Growth Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed August 1, 2023, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended July 31, 2024 would have been as follows:
Net investment loss	$(24,826,059)
Net realized and unrealized gains (losses) on investments	737,489,536
Net increase in net assets resulting from operations	$712,663,477
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Allspring Discovery All Cap Growth Fund that have been included in the Fund’s Statement of operations since July 27, 2024.
Allspring Growth Fund | 17

Notes to financial statements
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended July 31, 2025, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended July 31
	2025	2024
Long-term capital gain	$958,695,957	$273,236,324
As of July 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
$1,621,703	$695,926,104	$1,698,733,693
9.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
10.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11.
REDEMPTIONS IN-KIND
During the year ended July 31, 2025, the Fund redeemed assets through an in-kind redemption for shareholders in Institutional Class. The realized gains (losses) recognized by the Fund are reflected on the Statement of operations and these redemption transactions are reflected on the Statement of changes in net assets. The date of the redemption transaction, value of securities issued from the redemption, cash paid, realized gains (losses) and the percentage of the Fund redeemed by the shareholder was as follows:
Date	Value of securities issued	Cash	Realized gains (losses)	% of the Fund
09-19-2024	$157,857,895	$10,483,380	$116,031,492	4.30%
12.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
13.
OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be
18 | Allspring Growth Fund

Notes to financial statements
allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
14.
SUBSEQUENT EVENT
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.
Allspring Growth Fund | 19

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Growth Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
September 24, 2025
20 | Allspring Growth Fund

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, $958,695,957 was designated as a 20% rate gain distribution for the fiscal year ended
July 31, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Growth Fund | 21

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

22 | Allspring Growth Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Growth Fund | 23

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one- and ten-year periods under review and lower than the average investment performance of the Universe for the three- and five-year periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Russell 3000 Growth Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board noted that it had previously been notified of a change in the portfolio managers of the Fund, which had been implemented in May 2024, and that the investment performance of the Fund for most of the periods covered did not reflect the investment performance of the Fund’s new portfolio managers. The Board noted that it would continue to review the Fund’s investment performance going forward to monitor implementation of the new portfolio managers.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of than the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

24 | Allspring Growth Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Growth Fund | 25

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3009 07-25

Allspring Large Cap Growth Fund
Long Form Financial Statements
Annual Report
July 31, 2025

Allspring Large Cap Growth Fund | 1

Portfolio of investments—July 31, 2025
Portfolio of investments

	Shares	Value
Common stocks: 98.14%
Communication services: 13.74%
Entertainment: 4.23%
Netflix, Inc.†	22,352	$25,914,909
Spotify Technology SA†	27,999	17,542,493
		43,457,402
Interactive media & services: 9.51%
Alphabet, Inc. Class A	136,312	26,158,273
Meta Platforms, Inc. Class A	92,412	71,475,137
		97,633,410
Consumer discretionary: 15.45%
Broadline retail: 9.73%
Amazon.com, Inc.†	341,972	80,059,065
MercadoLibre, Inc.†	8,368	19,864,711
		99,923,776
Hotels, restaurants & leisure: 4.43%
Booking Holdings, Inc.	3,759	20,689,762
DoorDash, Inc. Class A†	99,240	24,834,810
		45,524,572
Household durables: 1.29%
PulteGroup, Inc.	116,855	13,195,267
Financials: 11.15%
Capital markets: 5.48%
KKR & Co., Inc.	131,524	19,278,788
S&P Global, Inc.	34,321	18,914,303
Tradeweb Markets, Inc. Class A	130,855	18,129,960
		56,323,051
Financial services: 4.05%
Mastercard, Inc. Class A	29,454	16,684,807
Visa, Inc. Class A	72,026	24,882,822
		41,567,629
Insurance: 1.62%
Progressive Corp.	68,891	16,674,378
Health care: 5.92%
Biotechnology: 2.65%
Alnylam Pharmaceuticals, Inc.†	33,394	13,098,463
Argenx SE ADR†	21,085	14,133,908
		27,232,371
The accompanying notes are an integral part of these financial statements.
2 | Allspring Large Cap Growth Fund

Portfolio of investments—July 31, 2025

	Shares	Value
Health care equipment & supplies: 2.84%
Boston Scientific Corp.†	181,937	$19,088,830
Intuitive Surgical, Inc.†	20,911	10,060,073
		29,148,903
Health care providers & services: 0.43%
UnitedHealth Group, Inc.	17,981	4,487,338
Industrials: 11.94%
Aerospace & defense: 4.29%
General Electric Co.	107,279	29,081,192
Howmet Aerospace, Inc.	83,016	14,923,786
		44,004,978
Building products: 1.78%
Johnson Controls International PLC	174,469	18,319,245
Construction & engineering: 4.53%
EMCOR Group, Inc.	39,972	25,082,030
Quanta Services, Inc.	52,879	21,475,748
		46,557,778
Ground transportation: 1.34%
Old Dominion Freight Line, Inc.	91,952	13,723,836
Information technology: 39.94%
Communications equipment: 3.62%
Arista Networks, Inc.†	180,860	22,285,569
Motorola Solutions, Inc.	33,843	14,856,400
		37,141,969
Semiconductors & semiconductor equipment: 13.28%
Broadcom, Inc.	164,022	48,173,262
NVIDIA Corp.	495,982	88,220,318
		136,393,580
Software: 18.40%
Cadence Design Systems, Inc.†	53,155	19,378,718
Microsoft Corp.	207,017	110,443,570
Oracle Corp.	148,570	37,702,609
ServiceNow, Inc.†	22,784	21,488,046
		189,012,943
Technology hardware, storage & peripherals: 4.64%
Apple, Inc.	229,531	47,643,750
Total common stocks (Cost $405,594,006)		1,007,966,176
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 3

Portfolio of investments—July 31, 2025

		Yield	Shares	Value
Short-term investments: 0.82%
Investment companies: 0.82%
Allspring Government Money Market Fund Select Class♠∞		4.24%	8,403,096	$8,403,096
Total short-term investments (Cost $8,403,096)				8,403,096
Total investments in securities (Cost $413,997,102)	98.96%			1,016,369,272
Other assets and liabilities, net	1.04			10,650,281
Total net assets	100.00%			$1,027,019,553

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$19,570,173	$241,570,546	$(252,737,623)	$0	$0	$8,403,096	8,403,096	$420,103
The accompanying notes are an integral part of these financial statements.
4 | Allspring Large Cap Growth Fund

Statement of assets and liabilities—July 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $405,594,006)	$1,007,966,176
Investments in affiliated securities, at value (cost $8,403,096)	8,403,096
Cash	22
Receivable for investments sold	12,304,052
Receivable for dividends	55,730
Receivable for Fund shares sold	34,154
Prepaid expenses and other assets	58,165
Total assets	1,028,821,395
Liabilities
Payable for Fund shares redeemed	849,880
Management fee payable	458,828
Shareholder servicing fees payable	304,239
Administration fees payable	147,097
Distribution fee payable	2,912
Accrued expenses and other liabilities	38,886
Total liabilities	1,801,842
Total net assets	$1,027,019,553
Net assets consist of
Paid-in capital	$325,427,169
Total distributable earnings	701,592,384
Total net assets	$1,027,019,553
Computation of net asset value and offering price per share
Net assets–Class A	$784,482,784
Shares outstanding–Class A1	17,383,301
Net asset value per share–Class A	$45.13
Maximum offering price per share – Class A2	$47.88
Net assets–Class C	$4,679,150
Shares outstanding–Class C1	149,603
Net asset value per share–Class C	$31.28
Net assets–Class R6	$108,911,178
Shares outstanding–Class R6[1]	2,139,920
Net asset value per share–Class R6	$50.89
Net assets–Administrator Class	$46,055,055
Shares outstanding–Administrator Class[1]	979,738
Net asset value per share–Administrator Class	$47.01
Net assets–Institutional Class	$82,891,386
Shares outstanding–Institutional Class[1]	1,658,001
Net asset value per share–Institutional Class	$49.99
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 5

Statement of operations—year ended July 31, 2025
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $3,883)	$4,107,704
Income from affiliated securities	420,103
Interest	56
Total investment income	4,527,863
Expenses
Management fee	6,612,381
Administration fees
Class A	1,442,410
Class C	10,837
Class R6	31,125
Administrator Class	67,406
Institutional Class	102,692
Shareholder servicing fees
Class A	1,802,022
Class C	13,460
Administrator Class	129,286
Distribution fee
Class C	40,363
Custody and accounting fees	33,908
Professional fees	46,237
Registration fees	129,824
Shareholder report expenses	54,669
Trustees’ fees and expenses	15,530
Other fees and expenses	39,121
Total expenses	10,571,271
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,450,338)
Class A	(340,096)
Administrator Class	(5,891)
Net expenses	8,774,946
Net investment loss	(4,247,083)
Realized and unrealized gains (losses) on investments
Net realized gains on investments (including in-kind redemptions of $35,011,847)	204,992,519
Net change in unrealized gains (losses) on investments	11,122,742
Net realized and unrealized gains (losses) on investments	216,115,261
Net increase in net assets resulting from operations	$211,868,178
The accompanying notes are an integral part of these financial statements.
6 | Allspring Large Cap Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2025		Year ended July 31, 2024
Operations
Net investment loss		$(4,247,083)		$(3,376,148)
Net realized gains on investments		204,992,519		79,565,836
Net change in unrealized gains (losses) on investments		11,122,742		112,936,202
Net increase in net assets resulting from operations		211,868,178		189,125,890
Distributions to shareholders from
Net investment income and net realized gains
Class A		(100,853,463)		(91,328,270)
Class C		(1,167,840)		(877,665)
Class R6		(13,072,970)		(9,452,040)
Administrator Class		(5,813,608)		(10,630,905)
Institutional Class		(10,106,676)		(5,273,115)
Total distributions to shareholders		(131,014,557)		(117,561,995)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	353,784	14,488,196	327,130	12,735,764
Class C	27,347	800,667	53,097	1,590,186
Class R6	286,551	12,841,704	163,982	7,118,787
Administrator Class	34,386	1,521,576	71,649	2,885,063
Institutional Class	1,175,233	54,966,688	282,822	12,394,644
		84,618,831		36,724,444
Reinvestment of distributions
Class A	2,378,701	98,192,788	2,593,945	88,686,986
Class C	40,606	1,167,840	34,581	877,665
Class R6	265,116	12,314,656	223,823	8,453,801
Administrator Class	135,158	5,811,775	300,308	10,630,905
Institutional Class	217,598	9,935,515	137,074	5,104,635
		127,422,574		113,753,992
Payment for shares redeemed
Class A	(2,266,505)	(93,724,784)	(1,775,432)	(68,930,852)
Class C	(119,223)	(3,435,585)	(78,383)	(2,136,986)
Class R6	(616,091)	(28,065,655)	(182,834)	(7,739,438)
Administrator Class	(940,267)	(43,220,363)	(293,499)	(12,002,047)
Institutional Class	(1,520,883)	(71,636,529)	(447,090)	(18,758,968)
		(240,082,916)		(109,568,291)
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended July 31, 2025		Year ended July 31, 2024
	Shares		Shares
Net asset value of shares issued in acquisition
Class A	0	$0	2,566,571	$105,615,660
Class C	0	0	90,857	2,761,594
Class R6	0	0	642,966	29,301,766
Administrator Class	0	0	130,579	5,567,174
Institutional Class	0	0	977,906	43,909,801
		0		187,155,995
Net increase (decrease) in net assets resulting from capital share transactions		(28,041,511)		228,066,140
Total increase in net assets		52,812,110		299,630,035
Net assets
Beginning of period		974,207,443		674,577,408
End of period		$1,027,019,553		$974,207,443
The accompanying notes are an integral part of these financial statements.
8 | Allspring Large Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$41.87	$39.13	$37.58	$55.05	$49.63
Net investment loss	(0.21)[1]	(0.20)[1]	(0.08)[1]	(0.24)[1]	(0.25)
Net realized and unrealized gains (losses) on investments	9.70	10.08	5.15	(9.43)	12.60
Total from investment operations	9.49	9.88	5.07	(9.67)	12.35
Distributions to shareholders from
Net realized gains	(6.23)	(7.14)	(3.52)	(7.80)	(6.93)
Net asset value, end of period	$45.13	$41.87	$39.13	$37.58	$55.05
Total return[2]	24.04%	29.36%	15.86%	(20.79)%	27.25%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.18%	1.19%	1.17%	1.17%
Net expenses	0.97%	1.03%	1.06%	1.04%	1.05%
Net investment loss	(0.50)%	(0.52)%	(0.24)%	(0.52)%	(0.53)%
Supplemental data
Portfolio turnover rate	44%	29%	51%	43%	39%
Net assets, end of period (000s omitted)	$784,483	$708,313	$516,771	$492,177	$688,523

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$30.92	$30.87	$30.66	$46.65	$43.32
Net investment loss	(0.38)[1]	(0.39)[1]	(0.28)[1]	(0.49)[1]	(0.56)[1]
Net realized and unrealized gains (losses) on investments	6.97	7.58	4.01	(7.70)	10.82
Total from investment operations	6.59	7.19	3.73	(8.19)	10.26
Distributions to shareholders from
Net realized gains	(6.23)	(7.14)	(3.52)	(7.80)	(6.93)
Net asset value, end of period	$31.28	$30.92	$30.87	$30.66	$46.65
Total return[2]	23.07%	28.35%	15.00%	(21.42)%	26.28%
Ratios to average net assets (annualized)
Gross expenses	1.91%	1.91%	1.91%	1.92%	1.92%
Net expenses	1.77%	1.81%	1.82%	1.82%	1.82%
Net investment loss	(1.29)%	(1.30)%	(1.00)%	(1.29)%	(1.29)%
Supplemental data
Portfolio turnover rate	44%	29%	51%	43%	39%
Net assets, end of period (000s omitted)	$4,679	$6,211	$3,110	$3,207	$6,351

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Large Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$46.36	$42.45	$40.28	$58.26	$51.95
Net investment income (loss)	(0.06)[1]	(0.06)[1]	0.09 [1]	(0.06)[1]	(0.08)[1]
Net realized and unrealized gains (losses) on investments	10.82	11.11	5.60	(10.12)	13.32
Total from investment operations	10.76	11.05	5.69	(10.18)	13.24
Distributions to shareholders from
Net realized gains	(6.23)	(7.14)	(3.52)	(7.80)	(6.93)
Net asset value, end of period	$50.89	$46.36	$42.45	$40.28	$58.26
Total return[2]	24.49%	29.87%	16.37%	(20.49)%	27.76%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.76%	0.76%	0.74%	0.74%
Net expenses	0.60%	0.64%	0.65%	0.65%	0.65%
Net investment income (loss)	(0.13)%	(0.13)%	0.24%	(0.13)%	(0.13)%
Supplemental data
Portfolio turnover rate	44%	29%	51%	43%	39%
Net assets, end of period (000s omitted)	$108,911	$102,190	$57,583	$216,150	$377,470

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$43.37	$40.26	$38.51	$56.18	$50.47
Net investment loss	(0.21)[1]	(0.18)[1]	(0.05)[1]	(0.20)	(0.23)
Net realized and unrealized gains (losses) on investments	10.08	10.43	5.32	(9.67)	12.87
Total from investment operations	9.87	10.25	5.27	(9.87)	12.64
Distributions to shareholders from
Net realized gains	(6.23)	(7.14)	(3.52)	(7.80)	(6.93)
Net asset value, end of period	$47.01	$43.37	$40.26	$38.51	$56.18
Total return[2]	24.09%	29.46%	16.00%	(20.72)%	27.38%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.11%	1.11%	1.09%	1.09%
Net expenses	0.94%	0.95%	0.95%	0.95%	0.95%
Net investment loss	(0.48)%	(0.44)%	(0.13)%	(0.42)%	(0.43)%
Supplemental data
Portfolio turnover rate	44%	29%	51%	43%	39%
Net assets, end of period (000s omitted)	$46,055	$75,915	$62,059	$60,062	$85,825

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Large Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended July 31
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$45.68	$41.96	$39.90	$57.83	$51.67
Net investment income (loss)	(0.10)[1]	(0.10)[1]	0.03 [1]	(0.11)[1]	(0.12)[1]
Net realized and unrealized gains (losses) on investments	10.64	10.96	5.55	(10.02)	13.21
Total from investment operations	10.54	10.86	5.58	(10.13)	13.09
Distributions to shareholders from
Net realized gains	(6.23)	(7.14)	(3.52)	(7.80)	(6.93)
Net asset value, end of period	$49.99	$45.68	$41.96	$39.90	$57.83
Total return[2]	24.36%	29.75%	16.24%	(20.57)%	27.61%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.86%	0.86%	0.84%	0.84%
Net expenses	0.70%	0.74%	0.75%	0.75%	0.75%
Net investment income (loss)	(0.23)%	(0.23)%	0.08%	(0.22)%	(0.23)%
Supplemental data
Portfolio turnover rate	44%	29%	51%	43%	39%
Net assets, end of period (000s omitted)	$82,891	$81,579	$35,055	$43,622	$77,917

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 13

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Large Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
14 | Allspring Large Cap Growth Fund

Notes to financial statements
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2025, the aggregate cost of all investments for federal income tax purposes was $415,370,015 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$612,236,527
Gross unrealized losses	(11,237,270)
Net unrealized gains	$600,999,257
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary difference causing such reclassification is due to redemptions-in-kind. At July 31, 2025, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities:
Paid-in capital	Total distributable earnings
$35,068,230	$(35,068,230)
As of July 31, 2025, the Fund had current year deferred post-October capital losses and a qualified late-year ordinary loss which will both be recognized on the first day of the following fiscal year in the following amounts:
Deferred post-October capital losses
Short-Term	Late-Year Ordinary Loss Deferred
1,963,811	2,322,583
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Large Cap Growth Fund | 15

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$141,090,812	$0	$0	$141,090,812
Consumer discretionary	158,643,615	0	0	158,643,615
Financials	114,565,058	0	0	114,565,058
Health care	60,868,612	0	0	60,868,612
Industrials	122,605,837	0	0	122,605,837
Information technology	410,192,242	0	0	410,192,242
Short-term investments
Investment companies	8,403,096	0	0	8,403,096
Total assets	$1,016,369,272	$0	$0	$1,016,369,272
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the year ended July 31, 2025, the management fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
16 | Allspring Large Cap Growth Fund

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.02%
Class C	1.77
Class R6	0.60
Administrator Class	0.94
Institutional Class	0.70
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended July 31, 2025, Allspring Funds Distributor received $5,808 from the sale of Class A shares and $510 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the year ended July 31, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended July 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended July 31, 2025 were $423,247,276 and $550,294,436, respectively.
6.
ACQUISITION
After the close of business on July 26, 2024, the Fund acquired the net assets of Allspring Discovery Large Cap Growth Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Class R6, Administrator Class and Institutional Class shares of Allspring Discovery Large Cap Growth Fund received Class A, Class C, Class R6, Administrator Class and
Allspring Large Cap Growth Fund | 17

Notes to financial statements
Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Allspring Discovery Large Cap Growth Fund for 4,408,879 shares of the Fund valued at $187,155,995 at an exchange ratio of 0.15, 0.01, 0.19, 0.18 and 0.20 for Class A, Class C, Class R6, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Allspring Discovery Large Cap Growth Fund with a fair value of $187,339,492, identified cost of $100,117,907 and unrealized gains (losses) of $87,221,585 at July 26, 2024 was the principal assets acquired by the Fund. The aggregate net assets of Allspring Discovery Large Cap Growth Fund and the Fund immediately prior to the acquisition were $187,155,995 and $771,980,335, respectively. The aggregate net assets of the Fund immediately after the acquisition were $959,136,330. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Allspring Discovery Large Cap Growth Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed August 1, 2023, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended July 31, 2024 would have been as follows:
Net investment loss	$(3,967,449)
Net realized and unrealized gains (losses) on investments	237,048,848
Net increase in net assets resulting from operations	$233,081,399
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Allspring Discovery Large Cap Growth Fund that have been included in the Fund’s Statement of operations since July 27, 2024.
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended July 31, 2025, there were no borrowings by the Fund under the agreement.
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended July 31
	2025	2024
Ordinary income	$836,007	$0
Long-term capital gain	130,178,550	117,561,995
As of July 31, 2025, the components of distributable earnings on a tax basis were as follows:
			Post-October capital losses deferred
Undistributed long-term gain	Unrealized gains	Late-year ordinary losses deferred	Short-term
$104,891,889	$600,999,257	$2,322,583	$1,963,811
9.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any Sector may be more affected by changes in that Sector than would be a fund whose investments are not heavily weighted in any Sector.
10.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
18 | Allspring Large Cap Growth Fund

Notes to financial statements
11.
REDEMPTIONS IN-KIND
During the year ended July 31, 2025, the Fund redeemed assets through an in-kind redemption for shareholders in Institutional Class. The realized gains (losses) recognized by the Fund are reflected on the Statement of operations and these redemption transactions are reflected on the Statement of changes in net assets. The date of the redemption transaction, value of securities issued from the redemption, cash paid, realized gains (losses) and the percentage of the Fund redeemed by the shareholder was as follows:
Date	Value of securities issued	Cash	Realized gains (losses)	% of the Fund
09-19-2024	$43,563,566	$2,274,884	$35,011,847	4.34%
12.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
13.
OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
14.
SUBSEQUENT EVENT
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.
Allspring Large Cap Growth Fund | 19

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Large Cap Growth Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
September 24, 2025
20 | Allspring Large Cap Growth Fund

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 100% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended July 31, 2025.
Pursuant to Section 852 of the Internal Revenue Code, $130,178,550 was designated as a 20% rate gain distribution for the fiscal year ended
July 31, 2025.
For the fiscal year ended July 31, 2025, $836,007 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Large Cap Growth Fund | 21

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

22 | Allspring Large Cap Growth Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Large Cap Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.“

Allspring Large Cap Growth Fund | 23

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one- and three-year periods under review, and lower than the average investment performance of the Universe for the five- and ten-year periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Russell 1000 Growth Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe over the shorter-term time periods under review. The Board noted that it had previously been notified of a change in the portfolio managers of the Fund, which had been implemented in May 2024, and that the investment performance of the Fund for most of the periods covered did not reflect the investment performance of the Fund’s new portfolio managers. The Board noted that it would continue to review the Fund’s investment performance going forward to monitor implementation of the new portfolio managers.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to or in range of the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the expense Groups for Institutional Class, and higher than the sum of the average rates for the expense Groups for Class A, Administrator Class and Class R6.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.

24 | Allspring Large Cap Growth Fund

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Large Cap Growth Fund | 25

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3354 07-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: September 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: September 24, 2025

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: September 24, 2025